                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-6247
                                  ----------------------------------------------

               AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    NOVEMBER 30
                         -------------------------------------------------------

Date of reporting period:   MAY 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MAY 31, 2005

International Growth Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

INTERNATIONAL GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the International
Growth fund for the six months ended May 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

International Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                 ---------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE     INCEPTION
                         1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           10.36%   -5.12%      7.62%      8.89%       5/9/91
--------------------------------------------------------------------------------
MSCI EAFE INDEX          14.62%   -0.04%      4.90%      5.71%(1)      --
--------------------------------------------------------------------------------
MSCI EAFE GROWTH INDEX   11.89%   -4.27%      2.31%      3.29%(1)      --
--------------------------------------------------------------------------------
Institutional Class      10.69%   -4.92%       --        4.98%       11/20/97
--------------------------------------------------------------------------------
Advisor Class            10.10%   -5.36%       --        6.39%       10/2/96
--------------------------------------------------------------------------------
A Class                                                              1/31/03
  No sales charge*       10.09%     --         --       17.54%
  With sales charge*      3.76%     --         --       14.61%
--------------------------------------------------------------------------------
B Class                                                              1/31/03
  No sales charge*        9.18%     --         --       16.67%
  With sales charge*      5.18%     --         --       15.61%
--------------------------------------------------------------------------------
C Class                   9.22%     --         --       -1.30%       6/4/01
--------------------------------------------------------------------------------
R Class(2)                9.95%     --         --       14.29%       8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(2) Class returns would have been lower if the class had not received partial reimbursements of distribution and service fees during the period ended
    May 31, 2005.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

International Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended May 31
-----------------------------------------------------------------------------------------------------
                  1996    1997    1998    1999    2000    2001      2002     2003    2004    2005
-----------------------------------------------------------------------------------------------------
Investor Class   17.13%  23.36%  30.30%  -2.85%  48.27%  -22.48%  -13.34%  -15.25%  22.36%  10.36%
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index  10.67%   7.54%  11.11%   4.36%  17.14%  -17.23%   -9.60%  -12.30%  32.66%  14.62%
-----------------------------------------------------------------------------------------------------
MSCI EAFE
Growth Index      9.01%   4.93%   9.87%   2.97%  20.82%  -27.37%  -11.56%  -11.91%  27.00%  11.89%
-----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

International Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE INTERNATIONAL GROWTH INVESTMENT TEAM: KEITH CREVELING
AND MICHAEL PERELSTEIN.

International Growth advanced 0.94%* during the six months ended May 31, 2005, while its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index,
returned 1.81%.

The period began with the world's equity markets rallying in December as oil prices declined from record highs. But many developed markets were mostly restrained during the first five months of 2005 as high prices for commodities, especially oil, raised fears that inflation might accelerate, leading to slower economic growth and lower corporate profits.

Despite such uncertainty in the investment landscape, most of the sectors in which we were invested advanced, and seven of the portfolio's top-10 holdings on average contributed to International Growth's return. Currency played a role during the period, as the movement of the dollar versus other currencies reduced the portfolio's return.

BOOST FROM INDUSTRIALS, FINANCIALS

The industrial sector contributed most to our return, led by construction and engineering companies in France and Spain. The portfolio benefited most from
Vinci SA, a French construction company with global reach. Vinci reported during the period that profit increased to $633 million during the second half of 2004, a 39% increase from the same period the previous year. The company benefited from concessions that manage parking lots, toll-road operations, and numerous construction projects in France and elsewhere. Another holding in the industry,
Grupo Ferrovial SA, one of Spain's largest construction companies, made the second-largest contribution to the portfolio during the period. International
Growth's stake in the industrial sector also outperformed the MSCI EAFE Index, the portfolio's benchmark for its relative performance.

Our complement of financial holdings, the portfolio's largest sector stake on average during the period, also contributed to absolute performance. The advance came mostly on the strength of insurance companies, led by Axa SA, Europe's second-largest insurer. Axa benefited from increased sales of life

TOP TEN HOLDINGS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         5/31/05              11/30/04
--------------------------------------------------------------------------------
Total SA                                  2.8%                  3.0%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                       2.8%                   --
--------------------------------------------------------------------------------
BP plc                                    2.8%                  2.8%
--------------------------------------------------------------------------------
Novartis AG                               2.4%                  2.1%
--------------------------------------------------------------------------------
Vodafone Group plc                        2.3%                  1.6%
--------------------------------------------------------------------------------
Nestle SA                                 1.9%                   --
--------------------------------------------------------------------------------
AstraZeneca plc                           1.7%                   --
--------------------------------------------------------------------------------
Reckitt Benckiser plc                     1.6%                  1.7%
--------------------------------------------------------------------------------
Tesco plc                                 1.6%                  2.0%
--------------------------------------------------------------------------------
Diageo plc                                1.5%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.
 Returns for periods less than one year are not annualized.          (continued)

------
4

International Growth - Portfolio Commentary

and saving plans in Belgium, France and Southern Europe. Commercial banks, which represented the portfolio's heaviest average industry weighting, also lifted the sector. The Commonwealth Bank of Australia led contributors among banks. The portfolio's position in the financial sector also outperformed the index.

HEALTH CARE CONTRIBUTES

Our stake in the health care sector was made up mostly of pharmaceutical companies, and many of them contributed to the portfolio's return. Switzerland's
Roche Holding AG, the world's biggest maker of cancer medicines and diagnostic tests, led the advance. The company reported during the period that sales during the first quarter of 2005 increased 14%, boosted by demand for the blood-cancer treatment Mabthera and colon-cancer drug Avastin. Drugmakers GlaxoSmithKline,
Novartis, AstraZeneca and Sanofi-Aventis also contributed to International
Growth.

MATERIALS, TECHNOLOGY LAG

Although most sectors contributed to the portfolio, several detracted from
International Growth's return and slowed our performance against the MSCI EAFE
Index. Regarding relative performance, the materials sector detracted most. The portfolio's holdings in the containers and packaging industry led the retreat, with our stake in Australia's Amcor Limited detracting most. Amcor, one of the world's largest packaging companies, declined partly because of an investigation into anti-competitive behavior that led to a change in management. The information technology sector detracted most from our absolute return, mostly due to weakness among our holdings in the software industry. The technology sector also lagged the index.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies.
Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                            96.4%                 98.5%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          4.0%                  1.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                         -0.4%                 -0.2%
--------------------------------------------------------------------------------

*Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
United Kingdom                           24.9%                 16.6%
--------------------------------------------------------------------------------
Japan                                    16.7%                 16.8%
--------------------------------------------------------------------------------
France                                   13.7%                 14.9%
--------------------------------------------------------------------------------
Switzerland                               7.5%                  7.0%
--------------------------------------------------------------------------------
Germany                                   5.5%                  8.3%
--------------------------------------------------------------------------------
Australia                                 5.5%                  5.6%
--------------------------------------------------------------------------------
Spain                                     3.6%                  3.6%
--------------------------------------------------------------------------------
Ireland                                   2.8%                  1.8%
--------------------------------------------------------------------------------
Italy                                     2.6%                  2.4%
--------------------------------------------------------------------------------
Other Countries                          13.6%                 21.5%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                   3.6%                  1.5%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING       ENDING     DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE    12/1/04 --       EXPENSE
                         12/1/04        5/31/05         5/31/05       RATIO(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,009.40         $6.11         1.22%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,010.30         $5.11         1.02%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,008.00         $7.36         1.47%
--------------------------------------------------------------------------------
A Class                   $1,000       $1,008.00         $7.36         1.47%
--------------------------------------------------------------------------------
B Class                   $1,000       $1,003.90        $11.09         2.22%
--------------------------------------------------------------------------------
C Class                   $1,000       $1,004.00        $11.09         2.22%
--------------------------------------------------------------------------------
R Class
(after reimbursement)(2)  $1,000       $1,007.80         $7.91         1.58%
--------------------------------------------------------------------------------
R Class
(before reimbursement)    $1,000       $1,007.80(3)      $8.61         1.72%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,018.85         $6.14         1.22%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,019.85         $5.14         1.02%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,017.60         $7.39         1.47%
--------------------------------------------------------------------------------
A Class                   $1,000       $1,017.60         $7.39         1.47%
--------------------------------------------------------------------------------
B Class                   $1,000       $1,013.86        $11.15         2.22%
--------------------------------------------------------------------------------
C Class                   $1,000       $1,013.86        $11.15         2.22%
--------------------------------------------------------------------------------
R Class
(after reimbursement)(2)  $1,000       $1,017.05         $7.95         1.58%
--------------------------------------------------------------------------------
R Class
(before reimbursement)    $1,000       $1,016.36         $8.65         1.72%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended May 31, 2005, the class received a partial reimbursement of its service and distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 1.72%.

(3) Ending account value assumes the return earned after reimbursement. The return would have been lower had the fee not been reimbursed and would have resulted in a lower ending account value.

------
7

International Growth - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS* -- 96.4%

AUSTRALIA -- 5.5%
--------------------------------------------------------------------------------
    5,315,704   Amcor Limited                                       $   27,236
--------------------------------------------------------------------------------
    3,149,355   BHP Billiton Limited                                    39,698
--------------------------------------------------------------------------------
    1,081,440   Commonwealth Bank of Australia                          30,279
--------------------------------------------------------------------------------
   10,375,420   Macquarie Infrastructure Group                          30,500
--------------------------------------------------------------------------------
    2,197,700   QBE Insurance Group Limited(1)                          24,364
--------------------------------------------------------------------------------
                                                                       152,077
--------------------------------------------------------------------------------

AUSTRIA -- 0.9%
--------------------------------------------------------------------------------
      534,464   Erste Bank der Oesterreichischen
                Sparkassen AG(1)                                        26,283
--------------------------------------------------------------------------------

BELGIUM -- 1.1%
--------------------------------------------------------------------------------
      368,630   KBC Groupe                                              29,889
--------------------------------------------------------------------------------

CANADA -- 1.9%
--------------------------------------------------------------------------------
      186,228   EnCana Corp.                                             6,461
--------------------------------------------------------------------------------
      854,115   Shoppers Drug Mart Corporation                          28,032
--------------------------------------------------------------------------------
      525,400   Thomson Corp.(1)                                        17,730
--------------------------------------------------------------------------------
                                                                        52,223
--------------------------------------------------------------------------------

DENMARK -- 0.7%
--------------------------------------------------------------------------------
      382,230   Novo Nordisk AS Cl B                                    19,654
--------------------------------------------------------------------------------

FRANCE -- 13.7%
--------------------------------------------------------------------------------
      427,910   Accor SA(1)                                             19,738
--------------------------------------------------------------------------------
    1,099,249   Axa SA(1)                                               26,792
--------------------------------------------------------------------------------
      341,960   Essilor International SA
                Cie Generale D'Optique(1)                               23,455
--------------------------------------------------------------------------------
      144,730   France Telecom SA(2)                                     4,144
--------------------------------------------------------------------------------
      351,960   Groupe Danone(1)                                        32,370
--------------------------------------------------------------------------------
      315,180   Lafarge SA(1)                                           28,638
--------------------------------------------------------------------------------
      127,320   Pernod-Ricard SA(1)                                     19,659
--------------------------------------------------------------------------------
      137,800   Pinault-Printemps-Redoute(1)                            13,648
--------------------------------------------------------------------------------
      212,360   Sanofi-Aventis(1)                                       19,152
--------------------------------------------------------------------------------
      310,020   Schneider Electric SA(1)                                22,810
--------------------------------------------------------------------------------
      345,870   Societe Generale Cl A(1)                                33,980
--------------------------------------------------------------------------------
      358,900   Total SA(1)                                             79,262
--------------------------------------------------------------------------------
      405,782   Vinci SA(1)                                             30,379
--------------------------------------------------------------------------------
      939,670   Vivendi Universal SA(1)                                 28,625
--------------------------------------------------------------------------------
                                                                       382,652
--------------------------------------------------------------------------------

GERMANY -- 5.5%
--------------------------------------------------------------------------------
       84,290   Adidas-Salomon AG(1)                                    14,006
--------------------------------------------------------------------------------
      240,010   BASF AG(1)                                              15,919
--------------------------------------------------------------------------------
      416,940   Continental AG(1)                                       29,532
--------------------------------------------------------------------------------
    1,922,880   Deutsche Telekom(1)                                     35,724
--------------------------------------------------------------------------------
      250,870   E.On AG(1)                                              21,720
--------------------------------------------------------------------------------
      284,751   Fresenius Medical Care AG(1)                            22,366
--------------------------------------------------------------------------------
      285,560   Metro AG(1)                                             14,229
--------------------------------------------------------------------------------
                                                                       153,496
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

GREECE -- 2.0%
--------------------------------------------------------------------------------
      191,215   Alpha Bank A.E.                                     $    5,265
--------------------------------------------------------------------------------
      788,250   Greek Organization of Football
                Prognostics SA                                          21,511
--------------------------------------------------------------------------------
      837,560   National Bank of Greece SA                              28,277
--------------------------------------------------------------------------------
                                                                        55,053
--------------------------------------------------------------------------------

HONG KONG -- 1.0%
--------------------------------------------------------------------------------
    4,725,500   CLP Holdings Ltd.                                       27,030
--------------------------------------------------------------------------------

INDIA -- 0.4%
--------------------------------------------------------------------------------
      346,300   Tata Consultancy Services Ltd.                          10,567
--------------------------------------------------------------------------------

IRELAND -- 2.8%
--------------------------------------------------------------------------------
    2,713,720   Anglo Irish Bank Corporation                            31,719
--------------------------------------------------------------------------------
    1,869,330   Bank of Ireland                                         28,565
--------------------------------------------------------------------------------
      410,150   Ryanair Holdings plc ADR(1)(2)                          18,740
--------------------------------------------------------------------------------
                                                                        79,024
--------------------------------------------------------------------------------

ITALY -- 2.6%
--------------------------------------------------------------------------------
    1,492,100   Banco Popolare di Verona
                e Novara Scrl(1)                                        27,023
--------------------------------------------------------------------------------
    1,111,600   ENI SpA(1)                                              28,392
--------------------------------------------------------------------------------
    1,348,420   Saipem SpA(1)                                           17,022
--------------------------------------------------------------------------------
                                                                        72,437
--------------------------------------------------------------------------------

JAPAN -- 16.7%
--------------------------------------------------------------------------------
    1,748,000   Ajinomoto Co. Inc.                                      19,383
--------------------------------------------------------------------------------
      955,200   Astellas Pharma Inc.                                    34,161
--------------------------------------------------------------------------------
    2,651,000   Bank of Yokohama Ltd. (The)                             15,248
--------------------------------------------------------------------------------
      991,500   Daikin Industries Ltd.                                  24,264
--------------------------------------------------------------------------------
        5,340   East Japan Railway Company                              26,530
--------------------------------------------------------------------------------
      632,600   Eisai Co. Ltd.(1)                                       21,458
--------------------------------------------------------------------------------
      826,100   Fuji Photo Film Co. Ltd.                                25,737
--------------------------------------------------------------------------------
      443,100   Honda Motor Co., Ltd.                                   21,810
--------------------------------------------------------------------------------
      115,700   Hoya Corp.                                              12,936
--------------------------------------------------------------------------------
      511,000   Kao Corp.                                               11,846
--------------------------------------------------------------------------------
        3,380   KDDI Corp.                                              15,515
--------------------------------------------------------------------------------
    1,122,000   Komatsu Ltd.(1)                                          8,429
--------------------------------------------------------------------------------
    1,991,000   Matsushita Electric
                Industrial Co., Ltd.(1)                                 29,767
--------------------------------------------------------------------------------
        1,490   Mitsubishi Tokyo
                Financial Group, Inc.(1)                                12,429
--------------------------------------------------------------------------------
      778,000   Omron Corp.                                             17,139
--------------------------------------------------------------------------------
      203,100   ORIX Corporation                                        29,335
--------------------------------------------------------------------------------
    8,768,000   Osaka Gas Co. Ltd.                                      27,155
--------------------------------------------------------------------------------
      301,700   Shin-Etsu Chemical Co., Ltd.                            11,179
--------------------------------------------------------------------------------
      445,000   Shiseido Co., Ltd.                                       5,361
--------------------------------------------------------------------------------
    1,090,000   Sumitomo Metal Mining Co. Ltd.(1)                        7,023
--------------------------------------------------------------------------------
    5,686,000   Taisei Corp.                                            18,920
--------------------------------------------------------------------------------
      276,860   Takefuji Corp.                                          17,200
--------------------------------------------------------------------------------
    2,832,000   Toray Industries Inc.(1)                                12,608
--------------------------------------------------------------------------------
      309,900   Toyota Motor Corp.                                      11,026
--------------------------------------------------------------------------------
      529,600   Yamada Denki Co Ltd.(1)                                 28,899
--------------------------------------------------------------------------------
                                                                       465,358
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

International Growth - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

MEXICO -- 0.7%
--------------------------------------------------------------------------------
      363,010   America Movil SA
                de CV Series L ADR                                  $   20,575
--------------------------------------------------------------------------------

MULTI-NATIONAL -- 0.4%
--------------------------------------------------------------------------------
       72,000   iShares MSCI EAFE Index Fund                            11,149
--------------------------------------------------------------------------------

NETHERLANDS -- 2.3%
--------------------------------------------------------------------------------
    1,174,150   ING Groep N.V.(1)                                       32,475
--------------------------------------------------------------------------------
      828,120   Royal Numico N.V.(2)                                    33,022
--------------------------------------------------------------------------------
                                                                        65,497
--------------------------------------------------------------------------------

NORWAY -- 1.6%
--------------------------------------------------------------------------------
    2,794,750   DnB NOR ASA(1)                                          27,079
--------------------------------------------------------------------------------
    2,156,410   Telenor ASA(1)                                          17,217
--------------------------------------------------------------------------------
                                                                        44,296
--------------------------------------------------------------------------------

SPAIN -- 3.6%
--------------------------------------------------------------------------------
      465,300   Banco Popular Espanol SA                                27,702
--------------------------------------------------------------------------------
    1,351,816   Cintra Concesiones
                de Infraestructuras
                de Transporte SA(1)                                     14,736
--------------------------------------------------------------------------------
      478,537   Grupo Ferrovial SA(1)                                   29,468
--------------------------------------------------------------------------------
    1,619,418   Telefonica SA(1)                                        27,117
--------------------------------------------------------------------------------
                                                                        99,023
--------------------------------------------------------------------------------

SWEDEN -- 0.6%
--------------------------------------------------------------------------------
      389,120   Volvo AB Cl B(1)                                        15,853
--------------------------------------------------------------------------------

SWITZERLAND -- 7.5%
--------------------------------------------------------------------------------
      673,460   Compagnie Financiere
                Richemont AG A Shares                                   20,499
--------------------------------------------------------------------------------
      200,460   Nestle SA(1)                                            52,748
--------------------------------------------------------------------------------
    1,381,840   Novartis AG(1)                                          67,465
--------------------------------------------------------------------------------
      278,355   Roche Holding AG(1)                                     35,095
--------------------------------------------------------------------------------
      412,406   UBS AG                                                  31,796
--------------------------------------------------------------------------------
                                                                       207,603
--------------------------------------------------------------------------------

UNITED KINGDOM -- 24.9%
--------------------------------------------------------------------------------
    1,091,360   AstraZeneca plc                                         46,323
--------------------------------------------------------------------------------
    2,594,680   BAA plc                                                 29,361
--------------------------------------------------------------------------------
    2,553,600   BG Group plc                                            19,345
--------------------------------------------------------------------------------
    7,809,110   BP plc                                                  78,217
--------------------------------------------------------------------------------
    2,972,950   Diageo plc                                              42,720
--------------------------------------------------------------------------------
    3,200,580   GlaxoSmithKline plc                                     79,126
--------------------------------------------------------------------------------
      376,050   HSBC Holdings plc                                        5,934
--------------------------------------------------------------------------------
    9,466,490   Legal & General Group plc                               18,671
--------------------------------------------------------------------------------
      697,660   Man Group plc                                           16,715
--------------------------------------------------------------------------------
    2,667,900   National Grid Transco plc                               26,067
--------------------------------------------------------------------------------
      936,910   Next plc                                                24,525
--------------------------------------------------------------------------------
    1,473,782   Reckitt Benckiser plc                                   45,008
--------------------------------------------------------------------------------
    3,465,650   Reed Elsevier plc                                       33,074
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
    1,376,704   Royal Bank of Scotland
                Group plc                                           $   40,442
--------------------------------------------------------------------------------
    2,954,200   Smith & Nephew plc                                      29,187
--------------------------------------------------------------------------------
    7,702,620   Tesco plc                                               43,826
--------------------------------------------------------------------------------
    3,271,120   Unilever plc                                            31,902
--------------------------------------------------------------------------------
   25,335,700   Vodafone Group plc                                      63,902
--------------------------------------------------------------------------------
      900,180   Wolseley plc                                            18,442
--------------------------------------------------------------------------------
                                                                       692,787
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,321,696)                                                    2,682,526
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.0%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.59% - 4.64%,
11/15/21 - 8/15/25, valued at $115,275),
in a joint trading account at 2.91%,
dated 5/31/05, due 6/1/05
(Delivery value $111,609)                                              111,600
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.625% - 7.50%,
11/15/24 - 2/15/27, valued at $714),
in a joint trading account at 2.93%,
dated 5/31/05, due 6/1/05
(Delivery value $700)                                                      700
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $112,300)                                                        112,300
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 30.9%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Government Agency obligations
in a pooled account at the lending agent),
3.05%, dated 5/31/05, due 6/1/05
(Delivery value $137,747)                                              137,735
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.06%, dated 5/31/05, due 6/1/05
(Delivery value $721,061)                                              721,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING
(Cost $858,735)                                                        858,735
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 131.3%
(Cost $3,292,731)                                                    3,653,561
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (31.3)%                              (870,826)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $2,782,735
================================================================================

See Notes to Financial Statements.                                   (continued)

------
9

International Growth - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                               20.8%
--------------------------------------------------------------------------------
Health Care                                                              14.3%
--------------------------------------------------------------------------------
Consumer Staples                                                         13.7%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   12.2%
--------------------------------------------------------------------------------
Industrials                                                              10.4%
--------------------------------------------------------------------------------
Energy                                                                    8.2%
--------------------------------------------------------------------------------
Telecommunication Services                                                6.6%
--------------------------------------------------------------------------------
Materials                                                                 5.1%
--------------------------------------------------------------------------------
Utilities                                                                 3.7%
--------------------------------------------------------------------------------
Information Technology                                                    1.0%
--------------------------------------------------------------------------------
Diversified                                                               0.4%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                                                   3.6%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

EAFE = Europe, Australasia, and Far East

MSCI = Morgan Stanley Capital International

*The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.

(1) Security, or a portion thereof, was on loan as of May 31, 2005.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $2,433,996) -
including $807,752 of securities on loan                            $2,794,826
--------------------------------------------------------------
Investments made with cash collateral received
for securities on loan, at value (cost of $858,735)                    858,735
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $3,292,731)           3,653,561
--------------------------------------------------------------
Foreign currency holdings, at value (cost of $69)                           72
--------------------------------------------------------------
Receivable for investments sold                                         25,434
--------------------------------------------------------------
Receivable for capital shares sold                                         148
--------------------------------------------------------------
Dividends and interest receivable                                       12,672
--------------------------------------------------------------------------------
                                                                     3,691,887
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities on loan                  858,735
--------------------------------------------------------------
Disbursements in excess of demand deposit cash                          21,678
--------------------------------------------------------------
Payable for investments purchased                                       25,767
--------------------------------------------------------------
Accrued management fees                                                  2,842
--------------------------------------------------------------
Distribution fees payable                                                   65
--------------------------------------------------------------
Service fees (and distribution fees -- A Class) payable                     65
--------------------------------------------------------------------------------
                                                                       909,152
--------------------------------------------------------------------------------

NET ASSETS                                                          $2,782,735
================================================================================

See Notes to Financial Statements.                                   (continued)

------
11

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $3,375,261
--------------------------------------------------------------
Undistributed net investment income                                      5,325
--------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                     (958,679)
--------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                        360,828
--------------------------------------------------------------------------------
                                                                    $2,782,735
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                      $2,206,161,093
--------------------------------------------------------------
Shares outstanding                                                 251,203,438
--------------------------------------------------------------
Net asset value per share                                                $8.78
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $271,641,648
--------------------------------------------------------------
Shares outstanding                                                  30,878,699
--------------------------------------------------------------
Net asset value per share                                                $8.80
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $279,622,703
--------------------------------------------------------------
Shares outstanding                                                  31,909,519
--------------------------------------------------------------
Net asset value per share                                                $8.76
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                         $17,830,511
--------------------------------------------------------------
Shares outstanding                                                   2,032,667
--------------------------------------------------------------
Net asset value per share                                                $8.77
--------------------------------------------------------------
Maximum offering price (net asset value divided by 0.9425)               $9.31
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $1,353,288
--------------------------------------------------------------
Shares outstanding                                                     154,959
--------------------------------------------------------------
Net asset value per share                                                $8.73
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $5,127,492
--------------------------------------------------------------
Shares outstanding                                                     590,102
--------------------------------------------------------------
Net asset value per share                                                $8.69
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                            $998,258
--------------------------------------------------------------
Shares outstanding                                                     113,841
--------------------------------------------------------------
Net asset value per share                                                $8.77
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $4,168)                  $  36,814
--------------------------------------------------------------
Securities lending                                                       1,164
--------------------------------------------------------------
Interest                                                                   899
--------------------------------------------------------------------------------
                                                                        38,877
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         17,300
--------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------
  Advisor Class                                                            357
--------------------------------------------------------------
  B Class                                                                    5
--------------------------------------------------------------
  C Class                                                                   20
--------------------------------------------------------------
Service fees:
--------------------------------------------------------------
  Advisor Class                                                            357
--------------------------------------------------------------
  B Class                                                                    2
--------------------------------------------------------------
  C Class                                                                    7
--------------------------------------------------------------
Service and distribution fees:
--------------------------------------------------------------
  A Class                                                                   20
--------------------------------------------------------------
  R Class                                                                    2
--------------------------------------------------------------
Directors' fees and expenses                                                23
--------------------------------------------------------------
Other expenses                                                              30
--------------------------------------------------------------------------------
                                                                        18,123
--------------------------------------------------------------------------------
Amount reimbursed                                                           (1)
--------------------------------------------------------------------------------
                                                                        18,122
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   20,755
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------------------------
Investment transactions                                                204,486
--------------------------------------------------------------
Foreign currency transactions                                           60,832
--------------------------------------------------------------------------------
                                                                       265,318
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                            (42,757)
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies           (211,826)
--------------------------------------------------------------------------------
                                                                      (254,583)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        10,735
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  31,490
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                   2005          2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                 $   20,755    $   17,122
----------------------------------------------------
Net realized gain                                        265,318       371,360
----------------------------------------------------
Change in net unrealized appreciation                   (254,583)       93,651
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                 31,490       482,133
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------------
  Investor Class                                         (25,087)      (18,919)
----------------------------------------------------
  Institutional Class                                     (3,484)       (2,929)
----------------------------------------------------
  Advisor Class                                           (2,209)       (1,198)
----------------------------------------------------
  A Class                                                   (114)          (47)
----------------------------------------------------
  B Class                                                     (1)           --
----------------------------------------------------
  C Class                                                     (2)           --
----------------------------------------------------
  R Class                                                     (2)           --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                (30,899)      (23,093)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                         (192,353)     (538,328)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                              (191,762)      (79,288)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                    2,974,497     3,053,785
--------------------------------------------------------------------------------
End of period                                         $2,782,735    $2,974,497
================================================================================

Undistributed net investment income                       $5,325       $15,469
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of foreign companies in developed countries. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

(continued)

------
15

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than
60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
16

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACGIM (the investment advisor), under which ACGIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACGIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                              INVESTOR,
                             A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                1.50%              1.30%              1.25%
--------------------------------------------------------------------------------
Next $1 billion                 1.20%              1.00%              0.95%
--------------------------------------------------------------------------------
Over $2 billon                  1.10%              0.90%              0.85%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended May
31, 2005 was 1.22% for the Investor Class, A Class, B Class, C Class, and R
Class, and 1.02% and 0.97% for the Institutional Class and Advisor Class,
respectively.

ACGIM has entered into a Subadvisory Agreement with ACIM (the investment subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the cash portion of the fund in accordance with the fund's investments objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the fund.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual service and distribution fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares.

(continued)

------
17

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

During the six months ended May 31, 2005, the Advisor Class, A Class, C Class and R Class received reimbursement of distribution and service fees as follows:

---------------------------------------------------------------------------------
$ IN FULL                           ADVISOR        A         C          R
---------------------------------------------------------------------------------
Distribution fee                      $91         N/A       $7         N/A
---------------------------------------------------------------------------------
Service fee                           --          N/A       $3         N/A
---------------------------------------------------------------------------------
Service and Distribution fee          N/A         $1        N/A       $459
---------------------------------------------------------------------------------

The reimbursements for the Advisor Class, A Class and C Class had no impact on the annualized ratios of operating expenses and net investment income to average net assets. Fees incurred under the plans during the six months ended May 31,
2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's investment subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment transactions, excluding short-term investments, for the six months ended May 31, 2005, were $1,352,238 and
$1,610,585, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                   1,000,000
================================================================================
Sold                                                   23,400     $ 209,333
-------------------------------------------------
Issued in reinvestment of distributions                 2,522        22,020
-------------------------------------------------
Redeemed                                              (47,155)     (421,845)(1)
--------------------------------------------------------------------------------
Net decrease                                          (21,233)    $(190,492)
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                   1,000,000
================================================================================
Sold                                                   67,991   $   551,385
-------------------------------------------------
Issued in reinvestment of distributions                 2,136        16,449
-------------------------------------------------
Redeemed                                             (129,504)   (1,048,825)(2)
--------------------------------------------------------------------------------
Net decrease                                          (59,377)  $  (480,991)
================================================================================

(1) Net of redemption fees of $31.

(2) Net of redemption fees of $17.

(continued)

------
18

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                     150,000
================================================================================
Sold                                                    5,578      $ 50,229
-------------------------------------------------
Issued in reinvestment of distributions                   363         3,171
-------------------------------------------------
Redeemed                                               (7,203)      (64,484)(1)
--------------------------------------------------------------------------------
Net decrease                                           (1,262)     $(11,084)
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                     150,000
================================================================================
Sold                                                   12,504     $ 101,103
-------------------------------------------------
Issued in reinvestment of distributions                   333         2,564
-------------------------------------------------
Redeemed                                              (20,608)     (166,960)(2)
--------------------------------------------------------------------------------
Net decrease                                           (7,771)    $ (63,293)
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                     100,000
================================================================================
Sold                                                    7,454     $  66,684
-------------------------------------------------
Issued in reinvestment of distributions                   240         2,089
-------------------------------------------------
Redeemed                                               (7,193)      (64,195)(1)
--------------------------------------------------------------------------------
Net increase                                              501      $  4,578
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                     100,000
================================================================================
Sold                                                   17,569     $ 143,087
-------------------------------------------------
Issued in reinvestment of distributions                   149         1,147
-------------------------------------------------
Redeemed                                              (18,136)     (147,093)(2)
--------------------------------------------------------------------------------
Net decrease                                             (418)    $  (2,859)
================================================================================

A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                      25,000
================================================================================
Sold                                                      608       $ 5,448
-------------------------------------------------
Issued in reinvestment of distributions                    13           110
-------------------------------------------------
Redeemed                                                 (204)       (1,829)
--------------------------------------------------------------------------------
Net increase                                              417       $ 3,729
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                      25,000
================================================================================
Sold                                                    1,695       $13,723
-------------------------------------------------
Issued in reinvestment of distributions                     6            46
-------------------------------------------------
Redeemed                                               (1,067)       (8,381)
--------------------------------------------------------------------------------
Net increase                                              634       $ 5,388
================================================================================

(1) Net of redemption fees of $1 and $7 for the Institutional Class and Advisor
    Class, respectively.

(2) Net of redemption fees of $4 and $4 for the Institutional Class and Advisor
    Class, respectively.

(continued)

------
19

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                      25,000
================================================================================
Sold                                                       32          $280
-------------------------------------------------
Redeemed                                                   (4)          (33)
--------------------------------------------------------------------------------
Net increase                                               28          $247
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                      25,000
================================================================================
Sold                                                       72         $ 583
-------------------------------------------------
Redeemed                                                  (14)         (112)
--------------------------------------------------------------------------------
Net increase                                               58         $ 471
================================================================================

C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                      25,000
================================================================================
Sold                                                      100         $ 884
-------------------------------------------------
Issued in reinvestment of distributions                    --             2
-------------------------------------------------
Redeemed                                                  (96)         (848)
--------------------------------------------------------------------------------
Net increase                                                4         $  38
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                      25,000
================================================================================
Sold                                                      389        $3,119
-------------------------------------------------
Redeemed                                                  (63)         (505)
--------------------------------------------------------------------------------
Net increase                                              326        $2,614
================================================================================

R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                                       5,000
================================================================================
Sold                                                       76          $677
-------------------------------------------------
Issued in reinvestment of distributions                    --             2
-------------------------------------------------
Redeemed                                                   (5)          (48)
--------------------------------------------------------------------------------
Net increase                                               71          $631
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                      50,000
================================================================================
Sold                                                      328       $ 2,709
-------------------------------------------------
Redeemed                                                 (285)       (2,367)
--------------------------------------------------------------------------------
Net increase                                               43       $   342
================================================================================

(continued)

------
20

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. SECURITIES LENDING

As of May 31, 2005, securities in the fund valued at $807,752 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$858,735. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended May 31, 2005.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $3,297,751
================================================================================
Gross tax appreciation of investments                               $399,299
-------------------------------------------------------
Gross tax depreciation of investments                                (43,489)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $355,810
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2004, the fund had capital loss carryovers of $1,217,235 that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $522,319, $637,150, and $57,766 expire in 2009, 2010, and 2011, respectively.

------
21

International Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------
                                                INVESTOR CLASS
----------------------------------------------------------------------------------------------
                    2005(1)       2004         2003        2002        2001         2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period            $8.79        $7.54        $6.69       $7.86       $12.05       $13.02
----------------------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income
  (Loss)(2)           0.06         0.05         0.06        0.06         0.04        (0.02)
----------------
  Net Realized
  and Unrealized
  Gain (Loss)         0.02         1.26         0.85       (1.20)       (2.50)       (0.22)
----------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations          0.08         1.31         0.91       (1.14)       (2.46)       (0.24)
----------------------------------------------------------------------------------------------
Distributions
----------------
  From Net
  Investment
  Income             (0.09)       (0.06)       (0.06)      (0.03)         --         (0.01)
----------------
  From Net
  Realized
  Gains                --           --           --          --         (1.73)       (0.72)
----------------------------------------------------------------------------------------------
  Total
  Distributions      (0.09)       (0.06)       (0.06)      (0.03)       (1.73)       (0.73)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period        $8.78        $8.79        $7.54       $6.69        $7.86       $12.05
==============================================================================================
  TOTAL
  RETURN(3)           0.94%       17.45%       13.70%     (14.54)%     (24.18)%      (2.47)%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets         1.22%(4)        1.26%        1.28%        1.25%        1.21%        1.20%
----------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets         1.42%(4)        0.57%        0.84%        0.76%        0.48%      (0.16)%
----------------
Portfolio
Turnover Rate           47%         118%         169%         215%         178%         116%
----------------
Net Assets,
End of Period
(in thousands)   $2,206,161   $2,395,249   $2,502,831   $2,410,600   $3,290,867   $4,455,433
----------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
22

International Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------
                     2005(1)       2004          2003         2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period             $8.82        $7.56        $6.71        $7.88      $12.07      $13.05
----------------------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income(2)            0.07         0.06         0.07         0.07        0.06        0.01
----------------
  Net Realized
  and
  Unrealized
  Gain (Loss)          0.02         1.27         0.85        (1.19)      (2.50)      (0.24)
----------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations           0.09         1.33         0.92        (1.12)      (2.44)      (0.23)
----------------------------------------------------------------------------------------------
Distributions
----------------
  From Net
  Investment
  Income              (0.11)       (0.07)       (0.07)       (0.05)        --        (0.03)
----------------
  From Net
  Realized Gains        --           --           --           --        (1.75)      (0.72)
----------------------------------------------------------------------------------------------
  Total
  Distributions       (0.11)       (0.07)       (0.07)       (0.05)      (1.75)      (0.75)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period          $8.80       $8.82        $7.56        $6.71       $7.88      $12.07
==============================================================================================
  TOTAL RETURN(3)       1.03%      17.78%       13.89%      (14.33)%    (23.96)%     (2.35)%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets           1.02%(4)       1.06%        1.08%        1.05%        1.01%       1.00%
----------------
Ratio of Net
Investment
Income
to Average
Net Assets           1.62%(4)       0.77%        1.04%        0.96%        0.68%       0.04%
----------------
Portfolio
Turnover Rate             47%        118%         169%         215%         178%        116%
----------------
Net Assets,
End of Period
(in thousands)       $271,642    $283,330     $301,854     $270,121     $353,399    $371,255
----------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
23

International Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------
                                                  ADVISOR CLASS
----------------------------------------------------------------------------------------------
                      2005(1)      2004         2003         2002        2001        2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period             $8.76        $7.52        $6.66        $7.83       $12.02      $12.99
----------------------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income
  (Loss)(2)            0.05         0.03         0.03         0.04        0.02        (0.05)
----------------
  Net Realized
  and
  Unrealized
  Gain (Loss)          0.02         1.25         0.87        (1.20)       (2.51)      (0.23)
----------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations           0.07         1.28         0.90        (1.16)       (2.49)      (0.28)
----------------------------------------------------------------------------------------------
Distributions
----------------
  From Net
  Investment
  Income              (0.07)       (0.04)       (0.04)       (0.01)         --          --(3)
----------------
  From Net
  Realized Gains        --           --           --           --         (1.70)      (0.69)
----------------------------------------------------------------------------------------------
  Total
  Distributions       (0.07)       (0.04)       (0.04)       (0.01)       (1.70)      (0.69)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period         $8.76        $8.76        $7.52        $6.66        $7.83      $12.02
==============================================================================================
  TOTAL RETURN(4)      0.80%       17.07%       13.62%      (14.81)%     (24.45)%     (2.72)%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets         1.47%(5)        1.51%        1.53%        1.50%        1.46%        1.45%
----------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets         1.17%(5)        0.32%        0.59%        0.51%        0.23%      (0.41)%
----------------
Portfolio
Turnover Rate           47%         118%         169%         215%         178%         116%
----------------
Net Assets,
End of Period
(in thousands)     $279,623     $275,195     $239,256     $196,949     $205,483     $181,263
----------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
24

International Growth - Financial Highlights

For a Share Outstanding Throughout the Year Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                         A CLASS
--------------------------------------------------------------------------------
                                              2005(1)      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------
Net Asset Value, Beginning of Period          $8.77       $7.53       $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)              0.06        0.03       (0.02)
-----------------------------------------
  Net Realized and Unrealized Gain             0.01        1.25        1.45
--------------------------------------------------------------------------------
  Total From Investment Operations             0.07        1.28        1.43
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.07)      (0.04)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $8.77       $8.77       $7.53
================================================================================
  TOTAL RETURN(4)                              0.80%      17.10%      23.44%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.47%(5)      1.51%      1.53%(5)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        1.17%(5)      0.32%    (0.40)%(5)
-----------------------------------------
Portfolio Turnover Rate                           47%       118%       169%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)      $17,831     $14,170       $7,395
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
25

International Growth - Financial Highlights

For a Share Outstanding Throughout the Year Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                      B CLASS
--------------------------------------------------------------------------------
                                           2005(1)      2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------
Net Asset Value, Beginning of Period         $8.70       $7.48        $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)             0.03       (0.03)       (0.03)
-----------------------------------------
  Net Realized and Unrealized Gain            --(4)       1.25         1.41
--------------------------------------------------------------------------------
  Total From Investment Operations            0.03        1.22         1.38
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  --(4)        --           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.73       $8.70        $7.48
================================================================================
  TOTAL RETURN(5)                             0.39%      16.31%       22.62%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       2.22%(6)      2.26%     2.28%(6)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       0.42%(6)     (0.43)%   (0.51)%(6)
-----------------------------------------
Portfolio Turnover Rate                          47%        118%      169%(7)
-----------------------------------------
Net Assets, End of Period (in thousands)      $1,353      $1,107         $513
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
26

International Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                              C CLASS
--------------------------------------------------------------------------------
                            2005(1)    2004     2003      2002        2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $8.66     $7.45     $6.60     $7.82        $9.16
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(3)           0.02     (0.03)    (0.01)     --(4)      (0.04)
-------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.01      1.24      0.86     (1.22)      (1.30)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                 0.03      1.21      0.85     (1.22)      (1.34)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          --(4)      --        --        --          --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $8.69     $8.66     $7.45     $6.60        $7.82
================================================================================
  TOTAL RETURN(5)            0.40%    16.24%    12.88%   (15.60)%    (14.63)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 2.22%(6)     2.26%     2.28%     2.25%     2.23%(6)
-------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets      0.42%(6)   (0.43)%   (0.16)%   (0.24)%   (0.99)%(6)
-------------------------
Portfolio Turnover Rate         47%      118%      169%      215%      178%(7)
-------------------------
Net Assets,
End of Period
(in thousands)               $5,127    $5,070    $1,933      $912         $138
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) June 4, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
27

International Growth - Financial Highlights

For a Share Outstanding Throughout the Year Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                         R CLASS
--------------------------------------------------------------------------------
                                              2005(1)      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------
Net Asset Value, Beginning of Period          $8.75       $7.53        $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)              0.07        0.02       (0.01)
-----------------------------------------
  Net Realized and Unrealized Gain             --(4)       1.25        0.52
--------------------------------------------------------------------------------
  Total From Investment Operations             0.07        1.27        0.51
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.05)      (0.05)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $8.77       $8.75        $7.53
================================================================================
  TOTAL RETURN(5)                              0.78%      16.92%       7.26%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.58%(6)(7)    1.76%     1.78%(7)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       1.06%(6)(7)    0.07%   (0.74)%(7)
-----------------------------------------
Portfolio Turnover Rate                             47%     118%      169%(8)
-----------------------------------------
Net Assets, End of Period (in thousands)           $998     $376           $3
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) During the six months ended May 31, 2005, the class received a partial reimbursement of its service and distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.72% and 0.92%, respectively.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
28

Share Class Information

Seven classes of shares are authorized for sale by International Growth:
Investor Class, Institutional Class, Advisor Class, A Class, B Class, C Class,
and R Class. The total expense ratio of Institutional Class shares is lower than that of the Investor Class. The total expense ratios of Advisor, A, B, C, and R
Class shares are higher than that of Investor Class shares. ON JANUARY 30, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a
1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
29

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
30

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
31

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.sm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                    PRSRT STD
P.O. Box 419200                                            U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                  AMERICAN CENTURY
                                                               COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0507
SH-SAN-44206S

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MAY 31, 2005

International Stock Fund
International Discovery Fund
Emerging Markets Fund
Global Growth Fund
International Opportunities Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

INTERNATIONAL STOCK

INTERNATIONAL DISCOVERY

EMERGING MARKETS

GLOBAL GROWTH

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III
WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semi-annual report for the International
Stock, International Discovery, Emerging Markets, Global Growth and
International Opportunities funds for the six months ended May 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

International Stock - Performance

TOTAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                               SINCE               INCEPTION
                                             INCEPTION               DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                -2.10%*               3/31/05
--------------------------------------------------------------------------------
MSCI EAFE INDEX                               -2.30%*                 --
--------------------------------------------------------------------------------

* Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

International Stock - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE INTERNATIONAL STOCK
INVESTMENT TEAM: KEITH CREVELING AND
MICHAEL PERELSTEIN.

International Stock declined 2.10%(1) from its inception March 31, 2005, through
May 31, 2005, while its benchmark, the Morgan Stanley Capital International
(MSCI) EAFE Index, fell 2.30%.

Many of the world's equity markets were restrained during April and May 2005 as high prices for commodities, especially oil, raised fears that inflation might accelerate, leading to slower economic growth and lower corporate profits.

Against this backdrop, investments in the health care sector contributed most to the portfolio's return, while our complement of financial holdings detracted most. The movement of the dollar versus other currencies reduced the portfolio's return.

HEALTH CARE, INDUSTRIALS LIFT PORTFOLIO

Holdings in the health care sector made the largest contribution to the portfolio's total return during the period. The sector also outperformed the index. The portfolio's overweight position in the pharmaceutical industry led the advance on both relative and absolute terms, with the United Kingdom's
GlaxoSmithKline and AstraZeneca among the companies making the largest contributions. They were both top-10 holdings on average, and both reported first-quarter profit increases during April, compared with the same period in
2004.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                               % OF
                                                            NET ASSETS
                                                               AS OF
                                                              5/31/05
--------------------------------------------------------------------------------
Common Stocks                                                  96.5%
--------------------------------------------------------------------------------
Temporary Cash Investments                                      6.6%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                   -3.1%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF
                                                            NET ASSETS
                                                               AS OF
                                                              5/31/05
--------------------------------------------------------------------------------
United Kingdom                                                 24.5%
--------------------------------------------------------------------------------
Japan                                                          16.8%
--------------------------------------------------------------------------------
France                                                         13.5%
--------------------------------------------------------------------------------
Switzerland                                                     7.5%
--------------------------------------------------------------------------------
Germany                                                         5.4%
--------------------------------------------------------------------------------
Australia                                                       5.3%
--------------------------------------------------------------------------------
Spain                                                           3.4%
--------------------------------------------------------------------------------
Ireland                                                         2.8%
--------------------------------------------------------------------------------
Multi-National                                                  2.5%
--------------------------------------------------------------------------------
Italy                                                           2.4%
--------------------------------------------------------------------------------
Netherlands                                                     2.3%
--------------------------------------------------------------------------------
Other Countries                                                10.1%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                                         3.5%
--------------------------------------------------------------------------------

(2)  Includes temporary cash investments and other assets and liabilities.

(1)  Returns for periods less than one year are not annualized.     (continued)

------
3

International Stock - Portfolio Commentary

Our complement of holdings in the industrials sector made the second-largest contribution to return. Companies in two industries -- transportation infrastructure, and construction and engineering -- led the advance. Pacing the gains within those groups were Australia's Macquarie Infrastructure Group, which owns toll roads and other infrastructure in Australia, North America and Europe, and Grupo Ferrovial SA, one of Spain's largest construction companies. The industrials sector also delivered the period's best relative performance, outperforming the index partly on the strength of our overweight positions in
Grupo Ferrovial and Macquarie.

FINANCIALS DETRACT

The portfolio's financial holdings detracted most from absolute performance.
Commercial banks paced the retreat, with Royal Bank of Scotland Group and Anglo
Irish Bank, slowing the portfolio most. Royal Bank of Scotland Group retreated partly because a slowing economy in the United Kingdom hindered its performance.
Our stake in the insurance and capital markets industries also detracted from total return. Despite the sector's negative impact on return, financials outperformed the index and included one of the period's top-contributing securities in both absolute and relative terms, ORIX Corporation, an integrated financial services group. Japan's ORIX announced during the period that net income increased 69% in the year ended March 31, 2005.

The consumer discretionary sector also slowed the portfolio's performance, with holdings in the leisure equipment and products industry producing the period's largest detractor from our return, Japan's Fuji Photo Film Co. One of the world's biggest makers of products used in digital imaging, Fuji retreated when it reported that fiscal fourth-quarter operating profit fell on slowing demand for digital cameras.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies.
Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

TOP TEN HOLDINGS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                               % OF
                                                            NET ASSETS
                                                               AS OF
                                                              5/31/05
--------------------------------------------------------------------------------
Total SA                                                       2.9%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                            2.9%
--------------------------------------------------------------------------------
BP plc                                                         2.8%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                   2.5%
--------------------------------------------------------------------------------
Novartis AG                                                    2.5%
--------------------------------------------------------------------------------
Vodafone Group plc                                             2.2%
--------------------------------------------------------------------------------
Nestle SA                                                      2.0%
--------------------------------------------------------------------------------
AstraZeneca plc                                                1.8%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                          1.6%
--------------------------------------------------------------------------------
Tesco plc                                                      1.6%
--------------------------------------------------------------------------------

------
4

International Stock - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.5%*

AUSTRALIA -- 5.3%
--------------------------------------------------------------------------------
         16,952   Amcor Limited                                         $   87
--------------------------------------------------------------------------------
         10,043   BHP Billiton Limited                                     126
--------------------------------------------------------------------------------
          3,449   Commonwealth Bank of Australia                            97
--------------------------------------------------------------------------------
         31,575   Macquarie Infrastructure Group                            93
--------------------------------------------------------------------------------
          7,008   QBE Insurance Group Limited                               78
--------------------------------------------------------------------------------
                                                                           481
--------------------------------------------------------------------------------

AUSTRIA -- 0.9%
--------------------------------------------------------------------------------
          1,704   Erste Bank der Oesterreichischen
                  Sparkassen AG                                             84
--------------------------------------------------------------------------------

BELGIUM -- 1.0%
--------------------------------------------------------------------------------
          1,175   KBC Groupe                                                95
--------------------------------------------------------------------------------

CANADA -- 1.8%
--------------------------------------------------------------------------------
            532   EnCana Corp.                                              18
--------------------------------------------------------------------------------
          2,724   Shoppers Drug Mart Corporation                            89
--------------------------------------------------------------------------------
          1,675   Thomson Corp.                                             57
--------------------------------------------------------------------------------
                                                                           164
--------------------------------------------------------------------------------

DENMARK -- 0.7%
--------------------------------------------------------------------------------

          1,219   Novo Nordisk AS Cl B                                      63
--------------------------------------------------------------------------------

FRANCE -- 13.5%
--------------------------------------------------------------------------------
          1,302   Accor SA                                                  60
--------------------------------------------------------------------------------
          3,506   Axa SA                                                    85
--------------------------------------------------------------------------------
          1,123   Essilor International SA Cie
                  Generale D'Optique                                        77
--------------------------------------------------------------------------------
            466   France Telecom SA(1)                                      13
--------------------------------------------------------------------------------
          1,122   Groupe Danone                                            103
--------------------------------------------------------------------------------
          1,005   Lafarge SA                                                91
--------------------------------------------------------------------------------
            406   Pernod-Ricard SA                                          63
--------------------------------------------------------------------------------
            420   Pinault-Printemps-Redoute                                 42
--------------------------------------------------------------------------------
            678   Sanofi-Aventis                                            61
--------------------------------------------------------------------------------
            943   Schneider Electric SA                                     69
--------------------------------------------------------------------------------
          1,188   Societe Generale Cl A                                    117
--------------------------------------------------------------------------------
          1,202   Total SA                                                 266
--------------------------------------------------------------------------------
          1,294   Vinci SA                                                  96
--------------------------------------------------------------------------------
          2,997   Vivendi Universal SA                                      91
--------------------------------------------------------------------------------
                                                                         1,234
--------------------------------------------------------------------------------

GERMANY -- 5.4%
--------------------------------------------------------------------------------
            268   Adidas-Salomon AG                                         45
--------------------------------------------------------------------------------
            730   BASF AG                                                   49
--------------------------------------------------------------------------------
          1,330   Continental AG                                            94
--------------------------------------------------------------------------------
          6,463   Deutsche Telekom                                         121
--------------------------------------------------------------------------------
            800   E.On AG                                                   69
--------------------------------------------------------------------------------
            908   Fresenius Medical Care AG                                 71
--------------------------------------------------------------------------------
            869   Metro AG                                                  43
--------------------------------------------------------------------------------
                                                                           492
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------

GREECE -- 1.9%
--------------------------------------------------------------------------------
            555   Alpha Bank A.E.                                       $   15
--------------------------------------------------------------------------------
          2,513   Greek Organization of Football
                  Prognostics SA                                            69
--------------------------------------------------------------------------------
          2,671   National Bank of Greece SA                                90
--------------------------------------------------------------------------------
                                                                           174
--------------------------------------------------------------------------------

HONG KONG -- 0.9%
--------------------------------------------------------------------------------
         15,000   CLP Holdings Ltd.                                         86
--------------------------------------------------------------------------------

INDIA -- 0.2%
--------------------------------------------------------------------------------
            250   Infosys Technologies Ltd. ADR                             18
--------------------------------------------------------------------------------

IRELAND -- 2.8%
--------------------------------------------------------------------------------
          8,654   Anglo Irish Bank Corporation                             101
--------------------------------------------------------------------------------
          5,962   Bank of Ireland                                           91
--------------------------------------------------------------------------------
          1,308   Ryanair Holdings plc ADR(1)                               60
--------------------------------------------------------------------------------
                                                                           252
--------------------------------------------------------------------------------

ITALY -- 2.4%
--------------------------------------------------------------------------------
          4,808   Banco Popolare di Verona e Novara Scrl                    87
--------------------------------------------------------------------------------
          3,229   ENI SpA                                                   82
--------------------------------------------------------------------------------
          4,103   Saipem SpA                                                52
--------------------------------------------------------------------------------
                                                                           221
--------------------------------------------------------------------------------

JAPAN -- 16.8%
--------------------------------------------------------------------------------
          7,000   Ajinomoto Co. Inc.                                        78
--------------------------------------------------------------------------------
          3,100   Astellas Pharma Inc.                                     111
--------------------------------------------------------------------------------
          8,000   Bank of Yokohama Ltd. (The)                               46
--------------------------------------------------------------------------------
          3,100   Daikin Industries Ltd.                                    76
--------------------------------------------------------------------------------
             17   East Japan Railway Company                                84
--------------------------------------------------------------------------------
          2,000   Eisai Co. Ltd.                                            68
--------------------------------------------------------------------------------
          2,600   Fuji Photo Film Co. Ltd.                                  81
--------------------------------------------------------------------------------
          1,400   Honda Motor Co., Ltd.                                     68
--------------------------------------------------------------------------------
            400   Hoya Corp.                                                45
--------------------------------------------------------------------------------
          3,000   Kao Corp.                                                 70
--------------------------------------------------------------------------------
             10   KDDI Corp.                                                46
--------------------------------------------------------------------------------
          3,000   Komatsu Ltd.                                              23
--------------------------------------------------------------------------------
          7,000   Matsushita Electric Industrial Co., Ltd.                 105
--------------------------------------------------------------------------------
              5   Mitsubishi Tokyo Financial Group, Inc.                    42
--------------------------------------------------------------------------------
          2,200   Omron Corp.                                               48
--------------------------------------------------------------------------------
            600   ORIX Corporation                                          87
--------------------------------------------------------------------------------
         28,000   Osaka Gas Co. Ltd.                                        87
--------------------------------------------------------------------------------
          1,000   Shin-Etsu Chemical Co., Ltd.                              37
--------------------------------------------------------------------------------
          3,000   Shiseido Co., Ltd.                                        36
--------------------------------------------------------------------------------
          4,000   Sumitomo Metal Mining Co. Ltd.                            26
--------------------------------------------------------------------------------
         18,000   Taisei Corp.                                              60
--------------------------------------------------------------------------------
            900   Takefuji Corp.                                            56
--------------------------------------------------------------------------------
          9,000   Toray Industries Inc.                                     40
--------------------------------------------------------------------------------
          1,000   Toyota Motor Corp.                                        36
--------------------------------------------------------------------------------
          1,500   Yamada Denki Co Ltd.                                      82
--------------------------------------------------------------------------------
                                                                         1,538
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

International Stock - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
-------------------------------------------------------------------------------

MEXICO -- 0.7%
--------------------------------------------------------------------------------
          1,158   America Movil SA de CV
                  Series L ADR                                          $   66
--------------------------------------------------------------------------------

MULTI-NATIONAL -- 2.5%
--------------------------------------------------------------------------------
          1,500   iShares MSCI EAFE Index Fund                             232
--------------------------------------------------------------------------------

NETHERLANDS -- 2.3%
--------------------------------------------------------------------------------
          3,744   ING Groep N.V.                                           104
--------------------------------------------------------------------------------
          2,641   Royal Numico N.V.(1)                                     105
--------------------------------------------------------------------------------
                                                                           209
--------------------------------------------------------------------------------

NORWAY -- 1.5%
--------------------------------------------------------------------------------
          9,053   DnB NOR ASA                                               88
--------------------------------------------------------------------------------
          6,562   Telenor ASA                                               52
--------------------------------------------------------------------------------
                                                                           140
--------------------------------------------------------------------------------

SPAIN -- 3.4%
--------------------------------------------------------------------------------
          1,508   Banco Popular Espanol SA                                  90
--------------------------------------------------------------------------------
          4,114   Cintra Concesiones de
                  Infraestructuras de Transporte SA                         45
--------------------------------------------------------------------------------
          1,456   Grupo Ferrovial SA                                        90
--------------------------------------------------------------------------------
          5,165   Telefonica SA                                             86
--------------------------------------------------------------------------------
                                                                           311
--------------------------------------------------------------------------------

SWEDEN -- 0.5%
--------------------------------------------------------------------------------
          1,130   Volvo AB Cl B                                             46
--------------------------------------------------------------------------------

SWITZERLAND -- 7.5%
--------------------------------------------------------------------------------
          2,147   Compagnie Financiere
                  Richemont AG A Shares                                     65
--------------------------------------------------------------------------------
            691   Nestle SA                                                182
--------------------------------------------------------------------------------
          4,642   Novartis AG                                              227
--------------------------------------------------------------------------------
            917   Roche Holding AG                                         116
--------------------------------------------------------------------------------
          1,315   UBS AG                                                   101
--------------------------------------------------------------------------------
                                                                           691
--------------------------------------------------------------------------------

UNITED KINGDOM -- 24.5%
--------------------------------------------------------------------------------
          3,801   AstraZeneca plc                                          161
--------------------------------------------------------------------------------
          8,274   BAA plc                                                   93
--------------------------------------------------------------------------------
          7,771   BG Group plc                                              59
--------------------------------------------------------------------------------
         25,716   BP plc                                                   258
--------------------------------------------------------------------------------
          9,913   Diageo plc                                               142
--------------------------------------------------------------------------------
         10,682   GlaxoSmithKline plc                                      264
--------------------------------------------------------------------------------
          1,145   HSBC Holdings plc                                         18
--------------------------------------------------------------------------------
         30,188   Legal & General Group plc                                 60
--------------------------------------------------------------------------------
          2,124   Man Group plc                                             51
--------------------------------------------------------------------------------
          8,508   National Grid Transco plc                                 83
--------------------------------------------------------------------------------
          2,987   Next plc                                                  78
--------------------------------------------------------------------------------
          4,941   Reckitt Benckiser plc                                    150
--------------------------------------------------------------------------------
         11,052   Reed Elsevier plc                                        105
--------------------------------------------------------------------------------
          4,390   Royal Bank of Scotland Group plc                         129
--------------------------------------------------------------------------------
          9,421   Smith & Nephew plc                                        93
--------------------------------------------------------------------------------

Shares/Principal Amount            ($ IN THOUSANDS)                      Value
-------------------------------------------------------------------------------

         25,607   Tesco plc                                            $   146
--------------------------------------------------------------------------------
         10,432   Unilever plc                                             102
--------------------------------------------------------------------------------
         78,227   Vodafone Group plc                                       197
--------------------------------------------------------------------------------
          2,740   Wolseley plc                                              56
--------------------------------------------------------------------------------
                                                                         2,245
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $9,018)                                                            8,842
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 6.6%

           $600   FHLB Discount Notes,
                  3.00%, 6/1/05(2)
(Cost $600)                                                                600
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 103.1%
(Cost $9,618)                                                            9,442
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (3.1)%                                                 (283)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                              $9,159
================================================================================

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                               20.0%
--------------------------------------------------------------------------------
Health Care                                                              14.3%
--------------------------------------------------------------------------------
Consumer Staples                                                         14.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   11.8%
--------------------------------------------------------------------------------
Industrials                                                               9.8%
--------------------------------------------------------------------------------
Energy                                                                    8.0%
--------------------------------------------------------------------------------
Telecommunication Services                                                6.3%
--------------------------------------------------------------------------------
Materials                                                                 5.0%
--------------------------------------------------------------------------------
Utilities                                                                 3.5%
--------------------------------------------------------------------------------
Diversified                                                               2.5%
--------------------------------------------------------------------------------
Information Technology                                                    1.0%
--------------------------------------------------------------------------------
Cash and cash equivalents(+)                                              3.5%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments and other assets
    and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

EAFE = Europe, Australasia, and Far East

FHLB = Federal Home Loan Bank

MSCI = Morgan Stanley Capital International

* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.

(1)  Non-income producing.

(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
6

International Discovery - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                    -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                           1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              9.25%     0.61%     14.18%     13.31%      4/1/94
--------------------------------------------------------------------------------
S&P/CITIGROUP EMI GROWTH
WORLD EX-US                18.57%     2.10%      5.14%      4.61%(1)     --
--------------------------------------------------------------------------------
Institutional Class         9.51%     0.79%       --       11.48%      1/2/98
--------------------------------------------------------------------------------
Advisor Class               8.97%     0.35%       --        8.27%      4/28/98
--------------------------------------------------------------------------------

(1)  Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
7

International Discovery - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
----------------------------------------------------------------------------------------------------
                     1996    1997    1998    1999    2000     2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
Investor Class      33.00%  23.42%  36.97%  -0.37%  63.12%  -20.05%  -7.80%  -8.75%  40.25%   9.25%
----------------------------------------------------------------------------------------------------
S&P/Citigroup EMI
Growth World ex-US  17.38%   0.40%   6.18%  -1.85%  21.21%  -21.65%  -8.01%  -8.73%  42.23%  18.57%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

International Discovery - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE INTERNATIONAL
DISCOVERY INVESTMENT TEAM: BRIAN BRADY
AND MARK KOPINSKI.

International Discovery gained 0.28%(1) during the six months ended May 31,
2005, while its benchmark, the S&P/Citigroup EMI (Extended Market Index) Growth
World ex-US, returned 5.04%.

Although international equities rallied in December as oil prices temporarily declined, and stocks advanced again in February, many world markets experienced pullbacks during the last half of our semiannual period as investors weighed the possibilities that high oil and commodity prices might cause a pick-up in inflation, leading to higher interest rates, slower economic growth and lower corporate profits. Against this backdrop, the majority of International
Discovery's sector stakes contributed to results. However, selection among financial, material and industrial equities contributed to our underperformance against the benchmark. A strengthening U.S. dollar during the period also dampened our performance.

SUCCESS IN MEDIA, APPAREL

Consumer discretionary businesses--companies involved in pursuits such as media and publishing, specialty retail, apparel, hotels and restaurants and leisure products--contributed the most to results over the period. Within the sector, media companies paced performance, particularly Telefonica Publicidad e
Informacion SA, the publisher of Spain's Yellow Pages, which

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                            97.5%                 95.2%
--------------------------------------------------------------------------------
Preferred Stocks                          --                    0.9%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.5%                 96.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.1%                  3.1%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                        0.4%                  0.8%
--------------------------------------------------------------------------------

(2)  Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Japan                                    16.5%                 14.7%
--------------------------------------------------------------------------------
United Kingdom                           11.9%                  9.3%
--------------------------------------------------------------------------------
Norway                                    6.5%                  1.7%
--------------------------------------------------------------------------------
Canada                                    6.1%                 12.4%
--------------------------------------------------------------------------------
Taiwan (Republic
of China)                                 5.9%                  2.1%
--------------------------------------------------------------------------------
France                                    5.9%                  4.4%
--------------------------------------------------------------------------------
Switzerland                               5.7%                   --
--------------------------------------------------------------------------------
Australia                                 5.3%                  9.3%
--------------------------------------------------------------------------------
Germany                                   5.2%                  4.1%
--------------------------------------------------------------------------------
Netherlands                               4.0%                  1.3%
--------------------------------------------------------------------------------
Spain                                     3.1%                  3.7%
--------------------------------------------------------------------------------
Italy                                     2.7%                  3.9%
--------------------------------------------------------------------------------
Other Countries                          18.7%                 29.2%
--------------------------------------------------------------------------------
Cash and Equivalents(3)                   2.5%                  3.9%
--------------------------------------------------------------------------------

(3)  Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

(1)  All fund returns referenced in this commentary are for
     Investor Class shares. Returns for periods less than
     one year are not annualized.                                    (continued)

------
9

International Discovery - Portfolio Commentary

benefited from higher advertising revenues and increased sales of phone information services. RCS MediaGroup SpA, publisher of Italy's second-largest daily newspaper, was another strong contributor.

In apparel, Gildan Activewear Inc., Canada's biggest maker of T-shirts, recorded strong results as supply shortages led to higher prices. Other top contributors from the consumer discretionary sector included Esprit Holdings Limited, a Hong
Kong-based clothing retailer, and Lottomatica SpA, the manager of Italy's national lottery.

GAINS, LOSSES IN TECHNOLOGY

On a country basis, Taiwan was International Discovery's richest source of performance, as several Taiwanese technology businesses lifted the portfolio.
They included our top contributor, High Tech Computer Corp., a maker of advanced mobile phones that combine hand-held computing and Internet access, which is preparing to release the first handsets to use an operating system from
Microsoft Corp. Other Taiwanese tech standouts included semiconductor companies
Novatek Microelectronics Corp., Ltd. and King Yuan Electronics Co. Ltd.
Elsewhere, shares of France's Neopost SA, the world's second-largest maker of mailing equipment, rose to a record as the company lowered costs, introduced new equipment, and announced a new dividend.

The information technology sector also accounted for two of International
Discovery's largest detractors, UTStarcom Inc. and Research In Motion Ltd.
UTStarcom, the largest supplier of wireless telephone systems in China, fell sharply in May as demand dropped more than expected. Research In Motion, maker of the popular Blackberry email device, has seen sales slow amid increasing competition.

CHEMICALS, FINANCIALS DECLINE

Canada's Nova Chemicals Corp. was the portfolio's largest detractor, falling on speculation that slowing economic activity might end a period of peak earnings for makers of commodity chemicals like polyethylene. In financials, our progress was slowed by Nissin Co., Ltd., a Japanese specialty finance company. Nissin's costs increased as the company changed its focus from consumer loans to financial services for businesses.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies.
Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

TOP TEN HOLDINGS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
CSL Ltd.                                 2.5%                  1.6%
--------------------------------------------------------------------------------
Aker Kvaerner ASA                        2.5%                   --
--------------------------------------------------------------------------------
Neopost SA                               2.4%                  1.3%
--------------------------------------------------------------------------------
Actelion N.V.                            2.2%                   --
--------------------------------------------------------------------------------
Nova Chemicals Corp.                     2.1%                  2.0%
--------------------------------------------------------------------------------
Zodiac SA                                1.9%                  0.7%
--------------------------------------------------------------------------------
Marubeni Corp.                           1.9%                   --
--------------------------------------------------------------------------------
Gildan Activewear Inc.                   1.7%                   --
--------------------------------------------------------------------------------
Nissin Co., Ltd.                         1.6%                  0.7%
--------------------------------------------------------------------------------
Anglo Irish Bank
Corporation                              1.6%                  1.7%
--------------------------------------------------------------------------------

------
10

International Discovery - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.5%*

AUSTRALIA -- 5.3%
--------------------------------------------------------------------------------
         360,000   Cochlear Ltd.(1)                                  $   8,787
--------------------------------------------------------------------------------
       4,048,500   Computershare Ltd.(1)                                18,050
--------------------------------------------------------------------------------
       1,296,800   CSL Ltd.                                             28,322
--------------------------------------------------------------------------------
       1,065,000   Transurban Group(1)                                   5,851
--------------------------------------------------------------------------------
                                                                        61,010
--------------------------------------------------------------------------------

AUSTRIA -- 1.2%
--------------------------------------------------------------------------------
        109,938   Raiffeisen International
                  Bank Holding AG(2)                                     6,560
--------------------------------------------------------------------------------
        151,170   Wienerberger AG(1)                                     6,701
--------------------------------------------------------------------------------
                                                                        13,261
--------------------------------------------------------------------------------

BELGIUM -- 0.5%
--------------------------------------------------------------------------------
         79,767   Bekaert SA(1)                                          5,918
--------------------------------------------------------------------------------

BRITISH VIRGIN ISLANDS -- 0.8%
--------------------------------------------------------------------------------
        123,200   UTI Worldwide Inc.(1)                                  9,086
--------------------------------------------------------------------------------

CANADA -- 6.1%
--------------------------------------------------------------------------------
        503,700   Alimentation Couche
                  Tard Inc. Cl B(2)                                      7,271
--------------------------------------------------------------------------------
        325,000   Axcan Pharma Inc.(1)(2)                                5,109
--------------------------------------------------------------------------------
        750,400   Gildan Activewear Inc.(2)                             19,152
--------------------------------------------------------------------------------
        753,600   Nova Chemicals Corp.                                  24,042
--------------------------------------------------------------------------------
        220,400   Precision Drilling Corp.(2)                            8,666
--------------------------------------------------------------------------------
         70,500   Research In Motion Ltd.(1)(2)                          5,839
--------------------------------------------------------------------------------
                                                                        70,079
--------------------------------------------------------------------------------

DENMARK -- 1.6%
--------------------------------------------------------------------------------
         75,600   Chr. Hansen Holding AS Cl B(1)(2)                     11,187
--------------------------------------------------------------------------------
         94,200   Topdanmark AS(2)                                       6,759
--------------------------------------------------------------------------------
                                                                        17,946
--------------------------------------------------------------------------------

EGYPT -- 0.5%
--------------------------------------------------------------------------------
        424,200   Vodafone Egypt
                  Telecommunications SAE                                 5,710
--------------------------------------------------------------------------------

FINLAND -- 1.5%
--------------------------------------------------------------------------------
        161,800   Kone Oyj(1)                                           13,368
--------------------------------------------------------------------------------
        196,551   Neste Oil Oyj(2)                                       4,389
--------------------------------------------------------------------------------
                                                                        17,757
--------------------------------------------------------------------------------

FRANCE -- 5.9%
--------------------------------------------------------------------------------
        142,950   Eiffage(1)                                            11,397
--------------------------------------------------------------------------------
         66,000   Klepierre(1)                                           6,212
--------------------------------------------------------------------------------
        312,000   Neopost SA(1)                                         27,850
--------------------------------------------------------------------------------
        453,200   Zodiac SA(1)                                          21,997
--------------------------------------------------------------------------------
                                                                        67,456
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

GERMANY -- 5.2%
--------------------------------------------------------------------------------
        166,000   Hypo Real Estate Holding AG(1)                     $   6,552
--------------------------------------------------------------------------------
        662,000   MLP AG(1)                                             10,857
--------------------------------------------------------------------------------
        345,000   Schwarz Pharma AG(1)                                  15,132
--------------------------------------------------------------------------------
         44,700   Solarworld AG(1)                                       5,967
--------------------------------------------------------------------------------
        455,200   Stada Arzneimittel AG(1)                              14,013
--------------------------------------------------------------------------------
        278,500   United Internet AG(1)                                  7,216
--------------------------------------------------------------------------------
                                                                        59,737
--------------------------------------------------------------------------------

GREECE -- 0.8%
--------------------------------------------------------------------------------

        502,000   Piraeus Bank SA                                        8,980
--------------------------------------------------------------------------------

HONG KONG -- 2.1%
--------------------------------------------------------------------------------
      2,566,000   Esprit Holdings Limited(1)                            18,388
--------------------------------------------------------------------------------
      6,020,000   Hutchison Telecommunications
                  International Ltd.(1)(2)                               5,687
--------------------------------------------------------------------------------
                                                                        24,075
--------------------------------------------------------------------------------

INDIA -- 0.7%
--------------------------------------------------------------------------------
        353,400   Larsen & Toubro Ltd.                                   8,454
--------------------------------------------------------------------------------

IRELAND -- 2.0%
--------------------------------------------------------------------------------
      1,573,200   Anglo Irish Bank Corporation                          18,389
--------------------------------------------------------------------------------
        398,000   Kingspan Group plc                                     4,627
--------------------------------------------------------------------------------
                                                                        23,016
--------------------------------------------------------------------------------

ISRAEL -- 0.7%
--------------------------------------------------------------------------------
      2,650,000   Bank Leumi Le-Israel BM                                7,508
--------------------------------------------------------------------------------

ITALY -- 2.7%
--------------------------------------------------------------------------------
        393,700   Autostrada Torino-Milano SpA(1)                        8,603
--------------------------------------------------------------------------------
        546,500   Geox SpA(1)                                            4,478
--------------------------------------------------------------------------------
      2,455,000   Hera SpA(1)                                            6,902
--------------------------------------------------------------------------------
        210,300   Pirelli & C. Real Estate SpA                          11,126
--------------------------------------------------------------------------------
                                                                        31,109
--------------------------------------------------------------------------------

JAPAN -- 16.5%
--------------------------------------------------------------------------------
        291,400   AEON Mall Co., Ltd.(1)                                 9,804
--------------------------------------------------------------------------------
      1,313,000   Bank of Kyoto Ltd. (The)(1)                           11,062
--------------------------------------------------------------------------------
        256,000   Ibiden Co. Ltd.(1)                                     6,631
--------------------------------------------------------------------------------
      1,889,000   Joyo Bank Ltd.                                         9,629
--------------------------------------------------------------------------------
        390,000   Kuraray Co. Ltd.(1)                                    3,469
--------------------------------------------------------------------------------
      1,307,000   Kyowa Exeo Corp.(1)                                   10,746
--------------------------------------------------------------------------------
      6,799,000   Marubeni Corp.                                        21,621
--------------------------------------------------------------------------------
          2,500   Monex Beans Holdings Inc.(1)                           2,996
--------------------------------------------------------------------------------
        489,000   NEOMAX Co., Ltd.(1)                                   11,043
--------------------------------------------------------------------------------
        799,000   NGK Insulators Ltd.(1)                                 8,366
--------------------------------------------------------------------------------
        719,000   Nippon Electric Glass Co., Ltd.(1)                    11,160
--------------------------------------------------------------------------------
        668,000   Nissan Chemical Industries, Ltd.(1)                    6,878
--------------------------------------------------------------------------------
     10,125,999   Nissin Co., Ltd.(1)                                   18,854
--------------------------------------------------------------------------------
        493,000   OMC Card Inc.(1)                                       5,907
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

International Discovery - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
      1,371,000   Senshu Bank Ltd. (The)                             $   3,513
--------------------------------------------------------------------------------
      1,202,000   Shionogi & Co. Ltd.                                   16,553
--------------------------------------------------------------------------------
      2,033,000   Tokuyama Corp.(1)                                     15,067
-------------------------------------------------------------------------------
      1,531,000   Tokyo Tatemono Co. Ltd.(1)                            10,640
--------------------------------------------------------------------------------
        693,000   Zeon Corp.                                             6,043
--------------------------------------------------------------------------------
                                                                       189,982
--------------------------------------------------------------------------------

NETHERLANDS -- 4.0%
--------------------------------------------------------------------------------
        300,000   Chicago Bridge & Iron Company
                  New York Shares                                        6,480
--------------------------------------------------------------------------------
         74,500   Fugro N.V.(1)                                          6,705
--------------------------------------------------------------------------------
        290,500   Koninklijke BAM Groep N.V.                            18,318
--------------------------------------------------------------------------------
        153,000   TomTom(2)                                              3,505
--------------------------------------------------------------------------------
        337,000   Trader Classified Media N.V. Cl A(1)                   4,747
--------------------------------------------------------------------------------
        426,500   Vedior N.V.                                            6,050
--------------------------------------------------------------------------------
                                                                        45,805
--------------------------------------------------------------------------------

NORWAY -- 6.5%
--------------------------------------------------------------------------------
        747,300   Aker Kvaerner ASA(1)(2)                               28,269
--------------------------------------------------------------------------------
        510,000   Fred Olsen Energy ASA(1)(2)                           10,278
--------------------------------------------------------------------------------
        647,000   Smedvig ASA(1)                                        11,359
--------------------------------------------------------------------------------
      1,329,400   Storebrand ASA(1)                                     11,078
--------------------------------------------------------------------------------
      1,226,000   Tandberg Television ASA(1)(2)                         14,065
--------------------------------------------------------------------------------
                                                                        75,049
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 1.1%
--------------------------------------------------------------------------------
     18,510,273   Foxconn International
                  Holdings Ltd.(2)                                      12,134
--------------------------------------------------------------------------------

SINGAPORE -- 0.7%
--------------------------------------------------------------------------------
      6,808,000   Cosco Investment
                  Singapore Limited(1)(2)                                7,477
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.6%
--------------------------------------------------------------------------------
        598,104   Naspers Ltd.                                           7,324
--------------------------------------------------------------------------------

SOUTH KOREA -- 1.9%
--------------------------------------------------------------------------------
        546,000   Humax Co. Ltd.                                         6,879
--------------------------------------------------------------------------------
        195,100   Hyundai Department Store Co. Ltd.                      9,242
--------------------------------------------------------------------------------
        263,488   SODIFF Advanced
                  Materials Co. Ltd.                                     5,306
--------------------------------------------------------------------------------
                                                                        21,427
--------------------------------------------------------------------------------

SPAIN -- 3.1%
--------------------------------------------------------------------------------
        871,700   Enagas(1)                                             13,878
--------------------------------------------------------------------------------
        684,300   Indra Sistemas SA(1)                                  12,503
--------------------------------------------------------------------------------
        369,200   Red Electrica de Espana(1)                             9,144
--------------------------------------------------------------------------------
                                                                        35,525
--------------------------------------------------------------------------------

SWEDEN -- 1.8%
--------------------------------------------------------------------------------
      1,077,000   Eniro AB(1)                                           12,274
--------------------------------------------------------------------------------
        645,000   Gambro AB(1)                                           8,543
--------------------------------------------------------------------------------
                                                                        20,817
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

SWITZERLAND -- 5.7%
--------------------------------------------------------------------------------
        246,100   Actelion N.V.(1)(2)                               $   24,937
--------------------------------------------------------------------------------
          3,556   Lindt & Spruengli AG                                   5,554
--------------------------------------------------------------------------------
        190,100   Logitech International SA(2)                          11,291
--------------------------------------------------------------------------------
        287,400   Lonza Group AG(1)                                     17,542
--------------------------------------------------------------------------------
         15,900   Sulzer AG                                              6,604
--------------------------------------------------------------------------------
                                                                        65,928
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 5.9%
--------------------------------------------------------------------------------
      5,811,000   Acer Inc.                                             11,024
--------------------------------------------------------------------------------
      1,471,000   High Tech Computer Corp.                              13,014
--------------------------------------------------------------------------------
     17,775,000   King Yuan Electronics Co. Ltd.                        16,209
--------------------------------------------------------------------------------
      1,074,000   Motech Industries Inc.(2)                             16,060
--------------------------------------------------------------------------------
      2,545,000   Novatek Microelectronics
                  Corp., Ltd.                                           12,049
--------------------------------------------------------------------------------
                                                                        68,356
--------------------------------------------------------------------------------

UNITED KINGDOM -- 11.9%
--------------------------------------------------------------------------------
      1,175,000   Balfour Beatty plc                                     6,904
--------------------------------------------------------------------------------
        436,200   BPB plc                                                4,068
--------------------------------------------------------------------------------
      1,097,700   Burren Energy plc(2)                                  10,586
--------------------------------------------------------------------------------
      1,570,000   Capita Group plc                                      10,938
--------------------------------------------------------------------------------
      4,797,000   Carphone Warehouse Group plc                          14,344
--------------------------------------------------------------------------------
      4,620,000   International Power plc                               16,250
--------------------------------------------------------------------------------
        435,900   Intertek Group plc                                     5,986
--------------------------------------------------------------------------------
    154,000,000   MyTravel Group plc(2)                                 13,912
--------------------------------------------------------------------------------
        619,800   NETeller plc(2)                                        6,180
--------------------------------------------------------------------------------
      2,440,200   Photo-Me International plc                             3,992
--------------------------------------------------------------------------------
        816,100   Punch Taverns plc                                     10,118
--------------------------------------------------------------------------------
      1,247,000   Sportingbet plc(2)                                     6,506
--------------------------------------------------------------------------------
      4,740,000   Tullow Oil plc                                        14,389
--------------------------------------------------------------------------------
      1,581,500   Vedanta Resources plc                                 12,240
--------------------------------------------------------------------------------
                                                                       136,413
--------------------------------------------------------------------------------

UNITED STATES -- 0.2%
--------------------------------------------------------------------------------
         47,500   NII Holdings, Inc.(1)(2)                               2,831
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $993,886)                                                      1,120,170
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.1%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Treasury obligations,
6.625% -- 7.50%, 11/15/24 -- 2/15/27,
valued at $24,583), in a joint trading
account at 2.93%, dated 5/31/05,
due 6/1/05 (Delivery value $24,102)
(Cost $24,100)                                                          24,100
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

International Discovery - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 23.5%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.05%, dated 5/31/05, due 6/1/05
(Delivery value $20,119)                                            $   20,117
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various
U.S. Government Agency obligations
in a pooled account at the lending agent),
3.06%, dated 5/31/05, due 6/1/05
(Delivery value $250,021)                                              250,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $270,117)                                                        270,117
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 123.1%
(Cost $1,288,103)                                                    1,414,387
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (23.1)%                                            (265,393)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $1,148,994
================================================================================

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Industrials                                                              21.3%
--------------------------------------------------------------------------------
Financials                                                               17.7%
--------------------------------------------------------------------------------
Information Technology                                                   13.2%
--------------------------------------------------------------------------------
Health Care                                                              11.5%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   11.4%
--------------------------------------------------------------------------------
Energy                                                                    8.2%
--------------------------------------------------------------------------------
Materials                                                                 7.9%
--------------------------------------------------------------------------------
Utilities                                                                 4.0%
--------------------------------------------------------------------------------
Telecommunication Services                                                1.2%
--------------------------------------------------------------------------------
Consumer Staples                                                          1.1%
--------------------------------------------------------------------------------
Cash and cash equivalents(+)                                              2.5%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.

(1)  Security, or a portion thereof, was on loan as of May 31, 2005.

(2)  Non-income producing.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
13

Emerging Markets - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                       --------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE       INCEPTION
                             1 YEAR       5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               23.34%        2.09%        4.38%         9/30/97
--------------------------------------------------------------------------------
MSCI EM INDEX                30.99%        7.69%        3.68%           --
--------------------------------------------------------------------------------
Institutional Class          23.45%        2.30%       12.19%         1/28/99
--------------------------------------------------------------------------------
Advisor Class                23.08%        1.86%        7.40%         5/12/99
--------------------------------------------------------------------------------
C Class                      21.91%         --         13.11%        12/18/01
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
14

Emerging Markets - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
-------------------------------------------------------------------------------------
                  1998*   1999   2000     2001     2002     2003     2004     2005
-------------------------------------------------------------------------------------
Investor Class   -15.00%  1.88%  44.57%  -22.82%  -0.43%  -17.03%   41.04%   23.34%
-------------------------------------------------------------------------------------
MSCI EM Index    -25.24%  3.46%  17.75%  -21.60%   7.28%   -6.40%   40.48%   30.99%
-------------------------------------------------------------------------------------

* From 9/30/97, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
15

Emerging Markets - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE EMERGING MARKETS
INVESTMENT TEAM: RAYMOND KONG AND
MICHAEL DONNELLY.

Emerging Markets climbed 6.64%(1) during the six months ended May 31, 2005, trailing its benchmark, the Morgan Stanley Capital International (MSCI) EM
(Emerging Markets) Index, which rose 7.66%.

Since the portfolio's inception on September 30, 1997, it has posted an average annual return of 4.38%, outperforming the 3.68% return of its benchmark.

INTERNATIONAL EQUITIES SECURE MODEST GAINS

The period began with the world's equity markets rallying in December as oil prices declined from record highs. But many developed markets were mostly restrained during the first five months of 2005 as high prices for commodities, especially oil, raised fears that inflation might accelerate, leading to slower economic growth and lower corporate profits.

Even against this challenging backdrop, Emerging Markets achieved positive absolute contributions from most of its country exposures, while eight of its top-ten holdings on average advanced -- gains accomplished despite the fact that the movement of the dollar versus other currencies slightly restrained the fund's performance.

SOUTH KOREA LEADS GAINS

Emerging Markets' investments in South Korea, on average our largest country exposure, made the greatest

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                            92.4%                 94.1%
--------------------------------------------------------------------------------
Preferred Stocks                          2.9%                  0.9%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    95.3%                 95.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.2%                  4.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                        1.5%                  0.8%
--------------------------------------------------------------------------------

(2)  Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
South Korea                              12.8%                 14.5%
--------------------------------------------------------------------------------
Taiwan (Republic
of China)                                11.0%                  7.6%
--------------------------------------------------------------------------------
Mexico                                   10.2%                  8.2%
--------------------------------------------------------------------------------
Brazil                                    7.0%                  8.1%
--------------------------------------------------------------------------------
South Africa                              6.6%                  8.0%
--------------------------------------------------------------------------------
People's Republic
of China                                  5.6%                  3.1%
--------------------------------------------------------------------------------
Russian Federation                        5.4%                  4.6%
--------------------------------------------------------------------------------
Israel                                    5.3%                  2.0%
--------------------------------------------------------------------------------
Hong Kong                                 4.5%                  4.2%
--------------------------------------------------------------------------------
Malaysia                                  3.7%                  3.8%
--------------------------------------------------------------------------------
India                                     3.6%                  5.8%
--------------------------------------------------------------------------------
Poland                                    2.8%                  3.9%
--------------------------------------------------------------------------------
Other Countries                          16.8%                 21.2%
--------------------------------------------------------------------------------
Cash and Equivalents(3)                   4.7%                  5.0%
--------------------------------------------------------------------------------

(3)  Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

(1)  All fund returns referenced in this commentary
     are for Investor Class shares. Returns for periods
     less than one year are not annualized.                         (continued)

------
16

Emerging Markets - Portfolio Commentary

contributions to absolute performance, and our investment strategy led us to a top-contributing stock that was not represented in the index. Hynix
Semiconductor announced in its 2005 annual report that the company had registered record profits in 2004 driven by lower costs, the introduction of new technologies and an agreement to build a new plant in China, where economic growth remains vibrant.

EGYPT AND MEXICO ADD VALUE

We also found opportunity in Egypt, a small but rewarding stake that yielded another top contributor in MobiNil, a wireless-telecom services company. During the period, MobiNil twice announced improved earnings and increased market share, with active subscribers reaching an industry-leading 4.4 million.

Mexico represented another bright spot, and all holdings but one contributed.
Homebuilder Urbi Desarrollos Urbanos benefited both from rising mortgage-lending activity and from improved sales of homes in the middle- to higher-income range.

SUCCESS IN TAIWAN

Our interest in Taiwan further boosted results, and one holding, High Tech
Computer, which produces mobile computing and communications solutions, was the portfolio's top-contributing stock. Reports that income in 2004 demonstrated triple-digit growth and reached record highs in first-quarter 2005 helped support the stock's climb.

SOME DIFFICULTIES

On the downside, Emerging Markets' position in South Africa proved the most damaging to performance. Though some of our holdings in this country posted gains, many more declined, including Gold Fields, one of the world's largest producers of precious metals.

Elsewhere, integrated energy firm PetroKazakhstan Inc. was the portfolio's top-detracting stock. Despite reporting a 58% increase in earnings for 2004 versus 2003, the company's lengthy dispute with its partner in a joint business venture contributed to the stock's fall. We eliminated the position.

OUR COMMITMENT

We remain committed to looking for foreign companies whose earnings and revenues are growing at an improving rate. This strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow.

TOP TEN HOLDINGS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Wal-Mart de Mexico
SA de CV, Series V                       3.2%                  1.8%
--------------------------------------------------------------------------------
Shinsegae Co. Ltd.                       2.8%                   --
--------------------------------------------------------------------------------
Ctrip.com International,
Ltd. ADR                                 2.3%                   --
--------------------------------------------------------------------------------
Wintek Corp.                             2.2%                   --
--------------------------------------------------------------------------------
Urbi Desarrollos Urbanos
SA de CV                                 2.0%                  2.0%
--------------------------------------------------------------------------------
Phoenix PDE Co. Ltd.                     2.0%                  0.5%
--------------------------------------------------------------------------------
Kimberly-Clark de Mexico
SA de CV Cl A                            1.9%                  1.5%
--------------------------------------------------------------------------------
Shinhan Financial
Group Co., Ltd.                          1.9%                  0.5%
--------------------------------------------------------------------------------
Empresas ICA Sociedad
Controladora SA de CV                    1.8%                  1.2%
--------------------------------------------------------------------------------
Banpu Public
Company Limited                          1.8%                  1.2%
--------------------------------------------------------------------------------

------
17

Emerging Markets - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 92.4%*

BRAZIL -- 4.1%
--------------------------------------------------------------------------------
        133,152   Cia Brasileira de Distribuicao
                  Grupo Pao de Acucar ADR(1)                          $  2,889
--------------------------------------------------------------------------------
        190,734   Diagnosticos da America SA(2)                          2,313
--------------------------------------------------------------------------------
         85,300   Localiza Rent a Car SA(2)                                393
--------------------------------------------------------------------------------
        102,741   Unibanco-Uniao de Bancos
                  Brasileiros SA GDR(1)                                  3,688
--------------------------------------------------------------------------------
                                                                         9,283
--------------------------------------------------------------------------------

CHILE -- 0.8%
--------------------------------------------------------------------------------
        911,024   Empresa Nacional
                  de Electricidad SA                                       699
--------------------------------------------------------------------------------
         42,412   Empresa Nacional
                  de Electricidad SA ADR(1)                                976
--------------------------------------------------------------------------------
                                                                         1,675
--------------------------------------------------------------------------------

CZECH REPUBLIC -- 1.7%
--------------------------------------------------------------------------------
        114,172   Zentiva N.V.(2)                                        3,817
--------------------------------------------------------------------------------

EGYPT -- 1.8%
--------------------------------------------------------------------------------
         23,630   Orascom Telecom Holding SAE                            2,084
--------------------------------------------------------------------------------
        139,745   Vodafone Egypt
                  Telecommunications SAE                                 1,881
--------------------------------------------------------------------------------
                                                                         3,965
--------------------------------------------------------------------------------

HONG KONG -- 4.5%
--------------------------------------------------------------------------------
        584,000   Cathay Pacific Airways Ltd.                            1,058
--------------------------------------------------------------------------------
      1,662,000   Cosco Pacific Limited(1)                               3,226
--------------------------------------------------------------------------------
      7,974,000   I.T Ltd.(2)                                            2,050
--------------------------------------------------------------------------------
      1,850,000   Lifestyle International
                  Holdings Ltd.(1)                                       2,818
--------------------------------------------------------------------------------
     11,908,000   Regal Hotels International
                  Holdings Ltd.(2)                                       1,041
--------------------------------------------------------------------------------
                                                                        10,193
--------------------------------------------------------------------------------

HUNGARY -- 0.7%
--------------------------------------------------------------------------------
         12,631   Gedeon Richter Rt.                                     1,650
--------------------------------------------------------------------------------

INDIA -- 3.6%
--------------------------------------------------------------------------------
         88,300   Bajaj Auto Ltd.                                        2,477
--------------------------------------------------------------------------------
         36,500   Jet Airways India Ltd.(2)                              1,118
--------------------------------------------------------------------------------
        225,400   Reliance Industries Ltd.                               2,757
--------------------------------------------------------------------------------
        130,200   Tata TEA Ltd.                                          1,706
--------------------------------------------------------------------------------
                                                                         8,058
--------------------------------------------------------------------------------

INDONESIA -- 1.8%
--------------------------------------------------------------------------------
     11,483,000   PT Bank Rakyat Indonesia                               3,500
--------------------------------------------------------------------------------
      6,818,500   PT Bumi Resources Tbk(2)                                 595
--------------------------------------------------------------------------------
                                                                         4,095
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

ISRAEL -- 5.3%
--------------------------------------------------------------------------------
        436,047   Bank Hapoalim Ltd.                                  $  1,531
--------------------------------------------------------------------------------
        638,054   Bank Leumi Le-Israel BM                                1,807
--------------------------------------------------------------------------------
        112,597   Frutarom Industries Ltd. GDR                             900
--------------------------------------------------------------------------------
         71,739   Lipman Electronic Engineering Ltd.                     2,298
--------------------------------------------------------------------------------
         96,040   RADWARE Ltd.(2)                                        2,146
--------------------------------------------------------------------------------
         89,926   Taro Pharmaceutical
                  Industries Ltd.(1)(2)                                  2,941
--------------------------------------------------------------------------------
         45,072   United Mizrahi Bank Ltd.(2)                              214
--------------------------------------------------------------------------------
                                                                        11,837
--------------------------------------------------------------------------------

MALAYSIA -- 3.7%
--------------------------------------------------------------------------------
      2,739,000   Commerce Asset Holdings Bhd                            3,359
--------------------------------------------------------------------------------
      1,182,500   Digi.Com Bhd(2)                                        1,618
--------------------------------------------------------------------------------
      1,079,900   Telekom Malaysia Bhd                                   2,785
--------------------------------------------------------------------------------
        219,000   Transmile Group Bhd                                      565
--------------------------------------------------------------------------------
                                                                         8,327
--------------------------------------------------------------------------------

MEXICO -- 10.2%
--------------------------------------------------------------------------------
         33,218   Desarrolladora Homex
                  SA de CV ADR(2)                                          840
--------------------------------------------------------------------------------
     10,296,139   Empresas ICA Sociedad
                  Controladora SA de CV(1)(2)                            4,072
--------------------------------------------------------------------------------
        457,978   Grupo Mexico SA de CV                                  2,165
--------------------------------------------------------------------------------
      1,344,070   Kimberly-Clark de Mexico
                  SA de CV Cl A                                          4,283
--------------------------------------------------------------------------------
        836,821   Urbi Desarrollos Urbanos
                  SA de CV(2)                                            4,579
--------------------------------------------------------------------------------
      1,890,687   Wal-Mart de Mexico
                  SA de CV, Series V                                     7,172
--------------------------------------------------------------------------------
                                                                        23,111
--------------------------------------------------------------------------------

MOROCCO -- 0.5%
--------------------------------------------------------------------------------
        114,329   Maroc Telecom                                          1,097
--------------------------------------------------------------------------------

NETHERLANDS -- 2.2%
--------------------------------------------------------------------------------
         67,637   Efes Breweries International
                  N.V. GDR(2)                                            2,063
--------------------------------------------------------------------------------
        214,350   Pyaterochka Holding N.V. GDR(2)                        2,894
--------------------------------------------------------------------------------
                                                                         4,957
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 5.6%
--------------------------------------------------------------------------------
        100,517   Ctrip.com International, Ltd. ADR(2)                   5,106
--------------------------------------------------------------------------------
      2,274,000   Denway Motors Ltd.                                       804
--------------------------------------------------------------------------------
      4,414,000   Foxconn International Holdings Ltd.(2)                 2,894
--------------------------------------------------------------------------------
      5,244,000   Shanghai Electric Group Corp. Cl H(2)                  1,126
--------------------------------------------------------------------------------
      2,862,000   Sinopec Zhenhai Refining
                  & Chemical Co. Ltd. Cl H                               2,759
--------------------------------------------------------------------------------
                                                                        12,689
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Emerging Markets - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

PERU -- 1.5%
--------------------------------------------------------------------------------
        158,270   Compania de Minas
                  Buenaventura SAu ADR(1)                             $  3,384
--------------------------------------------------------------------------------

POLAND -- 2.8%
--------------------------------------------------------------------------------
         64,906   Agora SA(2)                                            1,316
--------------------------------------------------------------------------------
         45,859   BRE Bank SA(2)                                         1,691
--------------------------------------------------------------------------------
        120,023   KGHM Polska Miedz SA(2)                                1,041
--------------------------------------------------------------------------------
         63,675   Powszechna Kasa Oszczednosci
                  Bank Polski SA(2)                                        498
--------------------------------------------------------------------------------
        131,017   TVN SA(2)                                              1,766
--------------------------------------------------------------------------------
                                                                         6,312
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 5.4%
--------------------------------------------------------------------------------
         35,757   AFK Sistema GDR(2)                                       586
--------------------------------------------------------------------------------
         78,447   LUKOIL                                                 2,742
--------------------------------------------------------------------------------
         83,295   Mobile TeleSystems ADR(1)                              2,924
--------------------------------------------------------------------------------
          4,178   Sberbank RF                                            2,745
--------------------------------------------------------------------------------
        866,762   VolgaTelecom                                           3,251
--------------------------------------------------------------------------------
                                                                        12,248
--------------------------------------------------------------------------------

SINGAPORE -- 0.5%
--------------------------------------------------------------------------------
      1,777,000   Petra Foods Ltd.                                       1,194
--------------------------------------------------------------------------------

SOUTH AFRICA -- 6.6%
--------------------------------------------------------------------------------
         67,756   Anglo American Platinum Corp. Ltd.                     2,902
--------------------------------------------------------------------------------
        146,484   Anglo American plc                                     3,463
--------------------------------------------------------------------------------
        140,700   Ellerine Holdings Ltd.                                 1,032
--------------------------------------------------------------------------------
         40,616   Impala Platinum Holdings Limited                       3,396
--------------------------------------------------------------------------------
         27,209   Investec Ltd.                                            778
--------------------------------------------------------------------------------
        206,753   Telkom SA Ltd.                                         3,367
--------------------------------------------------------------------------------
                                                                        14,938
--------------------------------------------------------------------------------

SOUTH KOREA -- 12.8%
--------------------------------------------------------------------------------
         10,369   Hanmi Pharm Co. Ltd.                                     597
--------------------------------------------------------------------------------
         46,899   Humax Co. Ltd.                                           591
--------------------------------------------------------------------------------
        184,200   Hynix Semiconductor Inc.(2)                            2,906
--------------------------------------------------------------------------------
        229,650   Hyundai Merchant Marine(2)                             3,656
--------------------------------------------------------------------------------
         18,200   Orion Corp.                                            2,637
--------------------------------------------------------------------------------
        674,328   Phoenix PDE Co. Ltd.                                   4,508
--------------------------------------------------------------------------------
          6,290   POSCO                                                  1,123
--------------------------------------------------------------------------------
          4,820   Samsung Electronics                                    2,338
--------------------------------------------------------------------------------
        164,080   Shinhan Financial Group Co., Ltd.                      4,201
--------------------------------------------------------------------------------
         18,640   Shinsegae Co. Ltd.                                     6,334
--------------------------------------------------------------------------------
                                                                        28,891
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 11.0%
--------------------------------------------------------------------------------
      1,733,000   Chi Mei Optoelectronics Corp.                      $   2,732
--------------------------------------------------------------------------------
      1,256,000   Compal Communications Inc.(2)                          3,431
--------------------------------------------------------------------------------
        399,000   High Tech Computer Corp.                               3,530
--------------------------------------------------------------------------------
      4,457,000   King Yuan Electronics Co. Ltd.                         4,064
--------------------------------------------------------------------------------
      2,180,000   Taiwan Semiconductor
                     Manufacturing Co. Ltd.                              3,955
--------------------------------------------------------------------------------
      1,147,550   Wan Hai Lines Limited                                  1,087
--------------------------------------------------------------------------------
      3,678,000   Wintek Corp.                                           4,954
--------------------------------------------------------------------------------
      1,500,000   Wistron Corp.(2)                                       1,057
--------------------------------------------------------------------------------
                                                                        24,810
--------------------------------------------------------------------------------

THAILAND -- 2.5%
--------------------------------------------------------------------------------
      5,913,300   Amata Corp. plc                                        1,659
--------------------------------------------------------------------------------
      1,095,100   Banpu Public Company Limited                           4,069
--------------------------------------------------------------------------------
                                                                         5,728
--------------------------------------------------------------------------------

TURKEY -- 1.8%
--------------------------------------------------------------------------------
        918,667   Denizbank AS(2)                                        3,010
--------------------------------------------------------------------------------
         70,549   Turkcell Iletisim Hizmet ADR(1)                        1,133
--------------------------------------------------------------------------------
                                                                         4,143
--------------------------------------------------------------------------------

UNITED KINGDOM -- 1.0%
--------------------------------------------------------------------------------
        108,948   Antofagasta plc                                        2,289
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $177,303)                                                        208,691
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.9%

BRAZIL -- 2.9%
--------------------------------------------------------------------------------
         77,704   Bradespar SA                                          1,316
--------------------------------------------------------------------------------
     94,800,000   Cia Energetica de Minas Gerais                        2,874
--------------------------------------------------------------------------------
        147,475   Tim Participacoes SA ADR(1)                           2,323
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost $6,031)                                                           6,513
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.2%

Repurchase Agreement, Deutsche
Bank Securities, Inc., (collateralized by
various U.S. Treasury securities, 2.00%,
1/15/14, valued at $7,348), in a joint
trading account at 2.94%, dated 5/31/05,
due 6/1/05 (Delivery value $7,201)
(Cost $7,200)                                                            7,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Emerging Markets - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 7.5%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent),
3.05%, dated 5/31/05, due 6/1/05
(Delivery value $1,871)                                               $  1,871
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.06%,
dated 5/31/05, due 6/1/05
(Delivery value $15,001)                                                15,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $16,871)                                                          16,871
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 106.0%
(Cost $207,405)                                                        239,275
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (6.0)%                                              (13,488)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $225,787
================================================================================

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Information Technology                                                   18.1%
--------------------------------------------------------------------------------
Consumer Staples                                                         14.2%
--------------------------------------------------------------------------------
Financials                                                               13.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   11.0%
--------------------------------------------------------------------------------
Telecommunication Services                                               10.2%
--------------------------------------------------------------------------------
Materials                                                                 8.8%
--------------------------------------------------------------------------------
Industrials                                                               7.0%
--------------------------------------------------------------------------------
Energy                                                                    5.7%
--------------------------------------------------------------------------------
Health Care                                                               5.0%
--------------------------------------------------------------------------------
Utilities                                                                 2.0%
--------------------------------------------------------------------------------
Cash and cash equivalents(+)                                              4.7%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.

(1)  Security, or a portion thereof, was on loan as of May 31, 2005.

(2)  Non-income producing.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
20

Global Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                       ------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                      SINCE           INCEPTION
                           1 YEAR        5 YEARS    INCEPTION           DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             12.61%        -1.84%       8.98%            12/1/98
--------------------------------------------------------------------------------
MSCI WORLD FREE INDEX      11.35%        -1.60%       2.02%(1)           --
--------------------------------------------------------------------------------
Institutional Class        12.90%          --        -2.74%             8/1/00
--------------------------------------------------------------------------------
Advisor Class              12.37%        -2.08%       7.12%             2/5/99
--------------------------------------------------------------------------------
C Class                    11.65%          --         6.66%             3/1/02
--------------------------------------------------------------------------------

(1)  Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
21

Global Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 1, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
----------------------------------------------------------------------------------
                        1999*  2000     2001     2002     2003     2004    2005
----------------------------------------------------------------------------------
Investor Class         18.60%  61.77%  -15.57%  -12.17%  -13.86%  26.69%  12.61%
----------------------------------------------------------------------------------
MSCI World Free Index   8.68%  13.56%  -14.95%  -12.56%   -9.86%  23.60%  11.35%
----------------------------------------------------------------------------------

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
22

Global Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE GLOBAL GROWTH
INVESTMENT TEAM: MATT HUDSON AND
TREVOR GURWICH.

Global Growth advanced 4.19%(1) during the six months ended May 31, 2005, outperforming its benchmark, the Morgan Stanley Capital International (MSCI)
World Free Index, which returned 2.21%.

The period began with the world's equity markets rallying late in 2004 as the
U.S. presidential election ended without confusion and oil prices retreated from record highs. But many developed markets were mostly restrained during the first five months of 2005 as high prices for commodities, especially oil, raised fears that inflation might accelerate, leading to higher interest rates, slower economic growth and lower corporate profits.

Despite such uncertainty in the investment landscape, all but one of the sectors in which we were invested advanced, and eight of the portfolio's top-10 holdings on average contributed to Global Growth's return. Currency played a role during the period, as the movement of the dollar versus other currencies reduced the portfolio's return.

HEALTH CARE BOOSTS PORTFOLIO

Global Growth's overweight complement of health care companies contributed most to the portfolio's total return. Holdings in the biotechnology industry led the advance, with California-based Genentech, Inc. making the largest contribution to the portfolio during the period. Genentech, a top-10 holding, reported a number of positive developments regarding drugs used to treat various types of cancer.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
U.S. Common Stocks                       48.3%                 44.8%
--------------------------------------------------------------------------------
Foreign Common Stocks                    49.4%                 52.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.7%                 97.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.8%                  2.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                        0.5%                  0.6%
--------------------------------------------------------------------------------

(2)  Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
United States                            48.3%                 44.8%
--------------------------------------------------------------------------------
Japan                                     8.4%                  8.2%
--------------------------------------------------------------------------------
Switzerland                               5.4%                  5.9%
--------------------------------------------------------------------------------
France                                    5.4%                  5.5%
--------------------------------------------------------------------------------
United Kingdom                            4.3%                  3.7%
--------------------------------------------------------------------------------
Netherlands                               3.4%                  3.9%
--------------------------------------------------------------------------------
Germany                                   3.1%                  3.3%
--------------------------------------------------------------------------------
Greece                                    2.4%                  2.3%
--------------------------------------------------------------------------------
Bermuda                                   2.3%                  2.6%
--------------------------------------------------------------------------------
Other Countries                          14.7%                 17.2%
--------------------------------------------------------------------------------
Cash and Equivalents(3)                   2.3%                  2.6%
--------------------------------------------------------------------------------

(3)  Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

(1)  All fund returns referenced in this commentary are
     for Investor Class shares. Returns for periods
     less than one year are not annualized.                         (continued)

------
23

Global Growth - Portfolio Commentary

Several other holdings in the health care sector were among the period's top contributors. Aetna Inc., one of the largest health-insurance providers in the
U.S., reported profit increased 16% during the first quarter, boosted by premium revenue from new customers. Switzerland's Roche Holding AG, the world's biggest maker of cancer medicines and diagnostic tests, led the advance among the portfolio's pharmaceutical holdings. Roche's gain is partly attributable to its majority ownership stake in Genentech. Our investments in the health care sector also outperformed the MSCI World Free Index, contributing most to the portfolio's relative performance.

ENERGY AND FINANCIALS CONTRIBUTE

Global Growth's stake in the energy sector made the second-largest contribution to the portfolio's absolute performance. The gains were led by the portfolio's oil and gas companies, including EnCana Corp., Canada's largest producer of natural gas and oil,and Exxon Mobil Corp. Exxon, the world's largest publicly owned oil company and a top-10 holding, reported a 44% increase in first-quarter net income to $7.86 billion. Our energy sector also outperformed the index.

The financials sector, our largest sector stake on average during the period, also lifted the portfolio. The gains came mostly on the strength of commercial banks, led by Hansapank, the Baltic region's largest lender. During the period,
Sweden's Swedbank, which owned part of Hansapank, acquired nearly all the remaining shares, driving up the stock's price. Global Growth's position among the insurance, diversified financial services and consumer finance industries also contributed to the portfolio's return. The sector also outperformed the
MSCI World Free Index.

TECHNOLOGY LAGS

Only the information technology sector detracted from the portfolio's return.
The Internet software and services industry detracted most, as a broad range of companies that develop anti-virus programs declined on news that Microsoft, the world's largest software company, had entered the field by acquiring an anti-virus maker. Digital River was among the companies caught in the downdraft, and detracted most from the portfolio during the period. Our technology holdings, however, still outperformed the benchmark.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies.
Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

TOP TEN HOLDINGS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
General Electric Co.                     2.0%                  2.0%
--------------------------------------------------------------------------------
Genentech, Inc.                          1.8%                  1.3%
--------------------------------------------------------------------------------
American Tower
Corp. Cl A                               1.6%                  1.6%
--------------------------------------------------------------------------------
ORIX Corporation                         1.5%                  1.4%
--------------------------------------------------------------------------------
BHP Billiton Limited                     1.5%                  1.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        1.4%                  2.0%
--------------------------------------------------------------------------------
Medtronic, Inc.                          1.4%                  1.3%
--------------------------------------------------------------------------------
Danaher Corp.                            1.4%                  1.5%
--------------------------------------------------------------------------------
EFG Eurobank
Ergasias SA                              1.4%                  1.3%
--------------------------------------------------------------------------------
Tesco plc                                1.3%                  1.4%
--------------------------------------------------------------------------------

------
24

Global Growth - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.7%*

AUSTRALIA -- 1.5%
--------------------------------------------------------------------------------
          5,685   BHP Billiton Limited                                $  4,609
--------------------------------------------------------------------------------

AUSTRIA -- 1.6%
--------------------------------------------------------------------------------
         65,000  Erste Bank der Oesterreichischen
                 Sparkassen AG(1)                                        3,197
--------------------------------------------------------------------------------
         29,101  Raiffeisen International
                 Bank Holding AG(2)                                      1,737
--------------------------------------------------------------------------------
                                                                         4,934
--------------------------------------------------------------------------------

BELGIUM -- 0.7%
--------------------------------------------------------------------------------
         28,300   KBC Groupe                                             2,295
--------------------------------------------------------------------------------

BERMUDA -- 2.3%
--------------------------------------------------------------------------------
         57,200   Nabors Industries Ltd.(2)                              3,152
--------------------------------------------------------------------------------
        140,500   Tyco International Ltd.                                4,065
--------------------------------------------------------------------------------
                                                                         7,217
--------------------------------------------------------------------------------

CANADA -- 1.0%
--------------------------------------------------------------------------------
         95,700   EnCana Corp.                                           3,320
--------------------------------------------------------------------------------

CHANNEL ISLANDS -- 0.8%
--------------------------------------------------------------------------------
         93,210   Amdocs Ltd.(2)                                         2,540
--------------------------------------------------------------------------------

DENMARK -- 0.8%
--------------------------------------------------------------------------------

         50,494   William Demant Holding(1)(2)                           2,417
--------------------------------------------------------------------------------

FRANCE -- 5.4%
--------------------------------------------------------------------------------
        128,171   Axa SA(1)                                              3,124
--------------------------------------------------------------------------------
         79,500   JC Decaux SA(1)(2)                                     1,927
--------------------------------------------------------------------------------
         35,630   Schneider Electric SA(1)                               2,621
--------------------------------------------------------------------------------
         25,400   Societe Generale Cl A(1)                               2,495
--------------------------------------------------------------------------------
         18,650   Total SA(1)                                            4,119
--------------------------------------------------------------------------------
         38,000   Vinci SA(1)                                            2,845
--------------------------------------------------------------------------------
                                                                        17,131
--------------------------------------------------------------------------------

GERMANY -- 3.1%
--------------------------------------------------------------------------------
         42,290   Continental AG(1)                                      2,995
--------------------------------------------------------------------------------
          6,840   Puma AG Rudolf Dassler Sport                           1,732
--------------------------------------------------------------------------------
         15,500   SAP AG(1)                                              2,555
--------------------------------------------------------------------------------
         79,750   Stada Arzneimittel AG                                  2,455
--------------------------------------------------------------------------------
                                                                         9,737
--------------------------------------------------------------------------------

GREECE -- 2.4%
--------------------------------------------------------------------------------
        141,080   EFG Eurobank Ergasias SA                               4,350
--------------------------------------------------------------------------------
        119,000   Greek Organization of Football
                  Prognostics SA                                         3,247
--------------------------------------------------------------------------------
                                                                         7,597
--------------------------------------------------------------------------------

INDIA -- 1.1%
-------------------------------------------------------------------------------
        112,361   Tata Consultancy Services Ltd.                         3,429
--------------------------------------------------------------------------------

ITALY -- 1.1%
--------------------------------------------------------------------------------
         70,500   Assicurazioni Generali SpA(1)                          2,142
--------------------------------------------------------------------------------
        209,746   RCS MediaGroup SpA(1)                                  1,489
--------------------------------------------------------------------------------
                                                                         3,631
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

JAPAN -- 8.4%
--------------------------------------------------------------------------------
         31,000   Canon, Inc.                                         $  1,686
--------------------------------------------------------------------------------
        155,500   Chugai Pharmaceutical Co. Ltd.                         2,303
--------------------------------------------------------------------------------
         22,100   Hoya Corp.                                             2,471
--------------------------------------------------------------------------------
        127,000   JSR Corp.(1)                                           2,681
--------------------------------------------------------------------------------
         33,600   ORIX Corporation                                       4,853
--------------------------------------------------------------------------------
        192,000   Sharp Corp.                                            2,984
--------------------------------------------------------------------------------
        430,000   Shinsei Bank Ltd.(1)                                   2,184
--------------------------------------------------------------------------------
        591,000   Sumitomo Chemical
                  Company, Limited                                       2,777
--------------------------------------------------------------------------------
            375   Sumitomo Mitsui
                  Financial Group Inc.                                   2,437
--------------------------------------------------------------------------------
        202,000   Sumitomo Realty &
                  Development Co. Ltd.                                   2,188
--------------------------------------------------------------------------------
                                                                        26,564
--------------------------------------------------------------------------------

MEXICO -- 0.8%
--------------------------------------------------------------------------------
         47,000   America Movil SA
                  de CV Series L ADR                                     2,664
--------------------------------------------------------------------------------

NETHERLANDS -- 3.4%
--------------------------------------------------------------------------------
        141,924   ING Groep N.V.(1)                                      3,925
--------------------------------------------------------------------------------
         88,900   Randstad Holdings N.V.                                 3,179
--------------------------------------------------------------------------------
         56,000   Schlumberger Ltd.                                      3,829
--------------------------------------------------------------------------------
                                                                        10,933
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.5%
--------------------------------------------------------------------------------
         48,560   Mobile TeleSystems ADR(1)                              1,704
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.7%
--------------------------------------------------------------------------------
        188,560   Naspers Ltd.                                           2,309
--------------------------------------------------------------------------------

SOUTH KOREA -- 1.5%
--------------------------------------------------------------------------------
         43,250   Hyundai Motor Company                                  2,433
--------------------------------------------------------------------------------
          4,980   Samsung Electronics                                    2,416
--------------------------------------------------------------------------------
                                                                         4,849
--------------------------------------------------------------------------------

SPAIN -- 1.8%
--------------------------------------------------------------------------------
        123,000   Banco Sabadell SA(1)                                   3,223
--------------------------------------------------------------------------------
        225,771   Cintra Concesiones
                  de Infraestructuras
                  de Transporte SA                                       2,461
--------------------------------------------------------------------------------
                                                                         5,684
--------------------------------------------------------------------------------

SWEDEN -- 0.8%
--------------------------------------------------------------------------------
        821,270   Telefonaktiebolaget LM
                  Ericsson B Shares                                      2,584
--------------------------------------------------------------------------------

SWITZERLAND -- 5.4%
--------------------------------------------------------------------------------
        101,620   Compagnie Financiere
                  Richemont AG A Shares                                  3,094
--------------------------------------------------------------------------------
         19,150   Nobel Biocare Holding AG                               3,818
--------------------------------------------------------------------------------
         73,500   Novartis AG(1)                                         3,588
--------------------------------------------------------------------------------
         28,500   Roche Holding AG(1)                                    3,594
--------------------------------------------------------------------------------
         39,422   UBS AG                                                 3,039
--------------------------------------------------------------------------------
                                                                        17,133
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
25

Global Growth - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

UNITED KINGDOM -- 4.3%
--------------------------------------------------------------------------------
        134,568   Man Group plc                                      $   3,224
--------------------------------------------------------------------------------
        133,765   Reckitt Benckiser plc                                  4,085
--------------------------------------------------------------------------------
         71,840   Royal Bank of Scotland Group plc                       2,110
--------------------------------------------------------------------------------
        743,000   Tesco plc                                              4,227
--------------------------------------------------------------------------------
                                                                        13,646
--------------------------------------------------------------------------------

UNITED STATES -- 48.3%
--------------------------------------------------------------------------------
         41,700   Aetna Inc.                                             3,253
--------------------------------------------------------------------------------
         70,200   American Express Co.                                   3,780
--------------------------------------------------------------------------------
         46,900   American International Group, Inc.                     2,605
--------------------------------------------------------------------------------
        273,000   American Tower Corp. Cl A(1)(2)                        4,926
--------------------------------------------------------------------------------
         60,000   Boeing Co.                                             3,834
--------------------------------------------------------------------------------
         21,000   Caterpillar Inc.                                       1,976
--------------------------------------------------------------------------------
         64,150   Citigroup Inc.                                         3,022
--------------------------------------------------------------------------------
        110,500   Comcast Corporation(2)                                 3,558
--------------------------------------------------------------------------------
        118,000   Constellation Brands Inc.(2)                           3,282
--------------------------------------------------------------------------------
        266,000   Corning Inc.(2)                                        4,170
--------------------------------------------------------------------------------
         36,000   Corporate Executive Board Co. (The)                    2,512
--------------------------------------------------------------------------------
         80,200   Danaher Corp.                                          4,422
--------------------------------------------------------------------------------
         97,610   Digital River Inc.(1)(2)                               2,686
--------------------------------------------------------------------------------
         90,900   eBay Inc.(2)                                           3,455
--------------------------------------------------------------------------------
        191,400   EMC Corp.(2)                                           2,691
--------------------------------------------------------------------------------
         81,200   Exxon Mobil Corp.                                      4,564
--------------------------------------------------------------------------------
         70,110   Genentech, Inc.(2)                                     5,556
--------------------------------------------------------------------------------
        171,800   General Electric Co.                                   6,267
--------------------------------------------------------------------------------
         87,000   Gilead Sciences, Inc.(2)                               3,550
--------------------------------------------------------------------------------
         75,500   Gillette Company                                       3,982
--------------------------------------------------------------------------------
         23,470   Goldman Sachs Group, Inc. (The)                        2,289
--------------------------------------------------------------------------------
         45,200   Harrah's Entertainment, Inc.                           3,246
--------------------------------------------------------------------------------
         87,500   Honeywell International Inc.                           3,170
--------------------------------------------------------------------------------
         46,700   Johnson & Johnson                                      3,134
--------------------------------------------------------------------------------
         61,000   Kohl's Corp.(2)                                        2,970
--------------------------------------------------------------------------------
         82,733   Las Vegas Sands Corp.(1)(2)                            3,000
--------------------------------------------------------------------------------
        139,000   McAfee Inc.(2)                                         3,987
--------------------------------------------------------------------------------
         84,510   Medtronic, Inc.                                        4,543
--------------------------------------------------------------------------------
         44,500   Monsanto Co.                                           2,537
--------------------------------------------------------------------------------
        114,906   Monster Worldwide Inc.(2)                              3,031
--------------------------------------------------------------------------------
        172,110   Motorola, Inc.                                         2,990
--------------------------------------------------------------------------------
         59,361   National Financial Partners Corp.                      2,270
--------------------------------------------------------------------------------
        129,970   Nextel Communications, Inc.(2)                         3,922
--------------------------------------------------------------------------------
         57,500   Noble Corp.                                            3,256
--------------------------------------------------------------------------------
         42,700   Procter & Gamble Co. (The)                             2,355
--------------------------------------------------------------------------------
         53,656   Prudential Financial Inc.                              3,398
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

         42,300   ResMed Inc.(1)(2)                                   $  2,642
--------------------------------------------------------------------------------
         71,200   SLM Corporation                                        3,437
--------------------------------------------------------------------------------
         45,250   Textron Inc.                                           3,497
--------------------------------------------------------------------------------
         66,000   UnitedHealth Group Incorporated                        3,206
--------------------------------------------------------------------------------
         57,000   Wachovia Corp.                                         2,893
--------------------------------------------------------------------------------
        103,408   XM Satellite Radio
                  Holdings Inc. Cl A(1)(2)                               3,320
--------------------------------------------------------------------------------
         98,566   XTO Energy Inc.                                        3,067
--------------------------------------------------------------------------------
         98,300   Yahoo! Inc.(2)                                         3,657
--------------------------------------------------------------------------------
         41,700   Zimmer Holdings Inc.(2)                                3,193
--------------------------------------------------------------------------------
                                                                       153,101
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $239,422)                                                        310,028
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.8%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.625% -- 7.50%,
11/15/24 -- 2/15/27, valued at $5,712),
in a joint trading account at 2.93%,
dated 5/31/05, due 6/1/05
(Delivery value $5,600)
(Cost $5,600)                                                            5,600
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 17.0%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
3.05%, dated 5/31/05, due 6/1/05
(Delivery value $13,906)                                                13,905
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various
U.S. Government Agency obligations
in a pooled account at the lending agent),
3.06%, dated 5/31/05, due 6/1/05
(Delivery value $40,003)                                                40,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $53,905)                                                          53,905
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 116.5%
(Cost $298,927)                                                        369,533
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (16.5)%                                             (52,272)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $317,261
================================================================================

See Notes to Financial Statements.                                  (continued)

------
26

Global Growth - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                               23.3%
--------------------------------------------------------------------------------
Health Care                                                              14.9%
--------------------------------------------------------------------------------
Industrials                                                              14.8%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   12.1%
--------------------------------------------------------------------------------
Information Technology                                                   10.9%
--------------------------------------------------------------------------------
Energy                                                                    7.9%
--------------------------------------------------------------------------------
Consumer Staples                                                          5.6%
--------------------------------------------------------------------------------
Telecommunications Services                                               4.2%
--------------------------------------------------------------------------------
Materials                                                                 4.0%
--------------------------------------------------------------------------------
Cash and cash equivalents(+)                                              2.3%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.

(1)  Security, or a portion thereof, was on loan as of May 31, 2005.

(2)  Non-income producing.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
27

International Opportunities - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                                ----------------
                                                 AVERAGE ANNUAL
                                                     RETURNS
--------------------------------------------------------------------------------
                                                      SINCE          INCEPTION
                                    1 YEAR          INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                      22.00%           21.18%           6/1/01
--------------------------------------------------------------------------------
S&P/CITIGROUP EMI GROWTH
WORLD EX-US                         18.57%            9.08%(1)          --
--------------------------------------------------------------------------------
Institutional Class                 22.24%           40.35%           1/9/03
--------------------------------------------------------------------------------

(1)  Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                   (continued)

------
28

International Opportunities - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                     2002*      2003       2004       2005
--------------------------------------------------------------------------------
Investor Class                      15.00%     -5.48%     62.50%     22.00%
--------------------------------------------------------------------------------
S&P/Citigroup EMI Growth
World ex-US                         -8.01%     -8.73%     42.23%     18.57%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
29

International Opportunities - Portfolio Commentary

[photo of investment manager]

PORTFOLIO MANAGER ON THE
INTERNATIONAL OPPORTUNITIES
TEAM: FEDERICO LAFFAN

International Opportunities rose 10.91%(1) during the six months ended May 31,
2005, significantly outperforming its benchmark, the S&P/Citigroup EMI (Extended
Market Index) World Growth ex-US, which returned 5.04%.

INTERNATIONAL EQUITIES SECURE MODEST GAINS

The period began with the world's equity markets rallying in December as oil prices declined from record highs. But many developed markets were mostly restrained during the first five months of 2005 as high prices for commodities, especially oil, raised fears that inflation might accelerate, leading to slower economic growth and lower corporate profits.

Even in this difficult environment, International Opportunities received positive absolute contributions from all of its top-ten holdings on average and all but one of the sectors in which it was invested--gains accomplished despite the fact that the movement of the dollar versus other currencies restrained the fund's performance.

THE LEADERS: CONSUMER DISCRETIONARY STOCKS

International Opportunities' position in the consumer discretionary sector, on average our largest single stake, provided the greatest contributions to both

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                            94.6%                 97.1%
--------------------------------------------------------------------------------
Preferred Stocks                          0.6%                  0.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    95.2%                 97.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.8%                  2.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                        4.0%                 -0.3%
--------------------------------------------------------------------------------

(2)  Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Japan                                    16.5%                 21.7%
--------------------------------------------------------------------------------
United Kingdom                            9.2%                  5.8%
--------------------------------------------------------------------------------
France                                    8.5%                  4.4%
--------------------------------------------------------------------------------
Germany                                   8.1%                  7.1%
--------------------------------------------------------------------------------
Netherlands                               7.2%                  2.3%
--------------------------------------------------------------------------------
Norway                                    6.1%                  6.0%
--------------------------------------------------------------------------------
Sweden                                    5.4%                  2.6%
--------------------------------------------------------------------------------
Italy                                     3.9%                  0.9%
--------------------------------------------------------------------------------
Singapore                                 3.7%                  4.9%
--------------------------------------------------------------------------------
Canada                                    3.1%                  6.7%
--------------------------------------------------------------------------------
Spain                                     2.9%                  2.1%
--------------------------------------------------------------------------------
Greece                                    2.3%                  0.2%
--------------------------------------------------------------------------------
Other Countries                          18.3%                 33.0%
--------------------------------------------------------------------------------
Cash and Equivalents(3)                   4.8%                  2.3%
--------------------------------------------------------------------------------

(3)  Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

(1)  All fund returns referenced in this commentary
     are for Investor Class shares. Returns for periods
     less than one year are not annualized.                         (continued)

------
30

International Opportunities - Portfolio Commentary

absolute returns and to performance against our benchmark, outcomes attributable to effective stock selection.

Specialty retailers were the strongest performers, and our investment strategy led us to Spain's Cortefiel SA, a multi-line fashion retailer. During the period, the company twice reported higher profits, citing increased consumer spending and low-cost Asian textile producers as critical factors.

SUCCESS IN INDUSTRIALS AND ENERGY

Investments in the industrials sector, our second-largest position on average, provided ample contribution to performance, led by Cosco Investment Singapore
Limited, a long-time holding and the portfolio's top-contributing stock. Cosco, a bulk carrier unit of China's largest shipping company, continued to enjoy soaring charter rates driven by China's growing economy and increased demand for commodities, the catalysts behind the earnings growth that drew our interest.

The energy sector also generated meaningful lift. Effective stock selection among energy equipment and services companies, which represented the majority of our stake in this area, added considerable value. Norway's Fred Olsen Energy, a service provider to offshore exploration and production companies, was one success. The company benefited during the period from the announcements of several drilling contracts.

MINOR SETBACKS

Occasionally, security selection yields disappointment in an otherwise positive environment. One holding that stumbled was Singapore-based Accord Customer Care
Solutions, a leading provider of servicing for mobile communication and electronic devices in the Asia Pacific region. The stock declined sharply following investigations of accounting irregularities, finishing as the period's top detractor. Finland's Perlos Oyj, the world's largest producer of plastic cell-phone components, also hindered performance. The stock tumbled early in the year after the firm reduced its profit outlook based on weakening demand. We eliminated both positions.

OUR COMMITMENT

In February 2005, Lynette Schroeder departed American Century. Portfolio manager
Federico Laffan remains on board and at the helm, and the investment team remains committed to seeking the stocks of small, foreign companies whose earnings and revenues are growing at an improving rate. That strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

TOP TEN HOLDINGS
AS OF MAY 31, 2005

--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/05              11/30/04
--------------------------------------------------------------------------------
Cosco Investment
Singapore Limited                        2.2%                  2.0%
--------------------------------------------------------------------------------
Stork N.V.                               2.0%                  0.7%
--------------------------------------------------------------------------------
Urban Corp.                              1.8%                  0.7%
--------------------------------------------------------------------------------
Sysmex Corp.                             1.8%                  1.5%
--------------------------------------------------------------------------------
Nokian Renkaat Oyj                       1.7%                  1.4%
--------------------------------------------------------------------------------
Elekta AB Cl B                           1.7%                  1.2%
--------------------------------------------------------------------------------
SR Teleperformance                       1.6%                  1.1%
--------------------------------------------------------------------------------
en-japan Inc.                            1.5%                  0.6%
--------------------------------------------------------------------------------
SOITEC                                   1.4%                   --
--------------------------------------------------------------------------------
Nexity                                   1.4%                   --
--------------------------------------------------------------------------------

------
31

International Opportunities - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.6%*

AUSTRALIA -- 2.1%
--------------------------------------------------------------------------------
        310,237   MacArthur Coal Ltd.(1)                              $  1,622
--------------------------------------------------------------------------------
        264,039   SFE Corp. Ltd.(1)                                      2,011
--------------------------------------------------------------------------------
                                                                         3,633
--------------------------------------------------------------------------------

AUSTRIA -- 0.8%
--------------------------------------------------------------------------------
         16,464   Andritz AG                                             1,434
--------------------------------------------------------------------------------

BAHAMAS -- 1.0%
--------------------------------------------------------------------------------
         49,139   Steiner Leisure Ltd.(1)(2)                             1,670
--------------------------------------------------------------------------------

BELGIUM -- 0.9%
--------------------------------------------------------------------------------
         18,210   EVS Broadcast Equipment SA                               446
--------------------------------------------------------------------------------
         32,148   Option N.V.(1)(2)                                      1,046
--------------------------------------------------------------------------------
                                                                         1,492
--------------------------------------------------------------------------------

CANADA -- 3.1%
-------------------------------------------------------------------------------
         58,482   Extendicare Inc. Cl A                                    839
--------------------------------------------------------------------------------
         40,764   Home Capital Group Inc.                                1,097
--------------------------------------------------------------------------------
         59,968   Peyto Energy Trust                                     1,257
--------------------------------------------------------------------------------
         99,661   Rothmans Inc.(1)                                       2,091
--------------------------------------------------------------------------------
                                                                         5,284
-------------------------------------------------------------------------------

DENMARK -- 2.1%
-------------------------------------------------------------------------------
         47,000   Genmab AS(2)                                             870
-------------------------------------------------------------------------------
          3,789   Kobenhavns Lufthavne AS                                  839
-------------------------------------------------------------------------------
         25,855   Topdanmark AS(2)                                       1,856
-------------------------------------------------------------------------------
                                                                         3,565
-------------------------------------------------------------------------------

FINLAND -- 1.7%
-------------------------------------------------------------------------------
        164,230   Nokian Renkaat Oyj(1)                                  2,930
-------------------------------------------------------------------------------

FRANCE -- 8.5%
-------------------------------------------------------------------------------
         42,708   Alten(2)                                               1,082
-------------------------------------------------------------------------------
         26,454   April Group                                              885
-------------------------------------------------------------------------------
         77,593   Axalto Holding N.V.(2)                                 2,253
-------------------------------------------------------------------------------
      1,072,640   Bull SA(2)                                               871
-------------------------------------------------------------------------------
          8,591   IPSOS                                                    850
-------------------------------------------------------------------------------
         58,240   Nexity(2)                                              2,336
-------------------------------------------------------------------------------
        211,006   SOITEC(1)(2)                                           2,373
-------------------------------------------------------------------------------
          7,024   Spir Communication(1)                                  1,331
-------------------------------------------------------------------------------
         91,903   SR Teleperformance(1)                                  2,706
-------------------------------------------------------------------------------
                                                                        14,687
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

GERMANY -- 7.5%
--------------------------------------------------------------------------------
          8,557   Bijou Brigitte AG                                   $  1,359
--------------------------------------------------------------------------------
         24,648   Deutsche Euroshop AG(1)                                1,296
--------------------------------------------------------------------------------
         11,047   DIS Deutscher
                  Industrie Service AG                                     466
--------------------------------------------------------------------------------
         13,796   Funkwerk AG(1)                                           545
--------------------------------------------------------------------------------
          8,456   Krones AG                                                905
--------------------------------------------------------------------------------
         64,735   Pfleiderer AG(2)                                       1,012
--------------------------------------------------------------------------------
          6,987   Rational AG                                              774
--------------------------------------------------------------------------------
         51,301   Software AG(1)                                         1,964
--------------------------------------------------------------------------------
         43,778   Techem AG(2)                                           1,788
--------------------------------------------------------------------------------
         68,400   Vivacon AG(2)                                          1,178
--------------------------------------------------------------------------------
         19,831   Wincor Nixdorf AG                                      1,686
--------------------------------------------------------------------------------
                                                                        12,973
--------------------------------------------------------------------------------

GREECE -- 2.3%
--------------------------------------------------------------------------------
         67,548   Fourlis SA(2)                                            578
--------------------------------------------------------------------------------
        165,790   Hellenic Exchanges SA                                  1,379
--------------------------------------------------------------------------------
         69,155   Intralot SA-Integrated Lottery
                  Systems & Services                                     2,066
--------------------------------------------------------------------------------
                                                                         4,023
--------------------------------------------------------------------------------

HONG KONG -- 1.7%
--------------------------------------------------------------------------------
      1,224,000   Pacific Basin Shipping Ltd.                              555
--------------------------------------------------------------------------------
        928,000   Singamas Container Holdings Ltd.                         722
--------------------------------------------------------------------------------
        772,000   Techtronic Industries
                  Company Limited                                        1,727
--------------------------------------------------------------------------------
                                                                         3,004
--------------------------------------------------------------------------------

INDIA -- 0.6%
--------------------------------------------------------------------------------
        124,500   Associated Cement Co. Ltd.                             1,072
--------------------------------------------------------------------------------

IRELAND -- 1.2%
--------------------------------------------------------------------------------
         62,991   Paddy Power plc                                        1,083
--------------------------------------------------------------------------------
        224,034   United Drug plc                                          937
--------------------------------------------------------------------------------
                                                                         2,020
--------------------------------------------------------------------------------

ISRAEL -- 0.8%
--------------------------------------------------------------------------------
        285,100   United Mizrahi Bank Ltd.(2)                            1,352
--------------------------------------------------------------------------------

ITALY -- 3.9%
--------------------------------------------------------------------------------
         19,737   Amplifon SpA                                           1,265
--------------------------------------------------------------------------------
         77,612   Marzotto SpA                                           1,708
--------------------------------------------------------------------------------
        337,110   Recordati SpA                                          2,301
--------------------------------------------------------------------------------
         28,006   Tod's SpA                                              1,406
--------------------------------------------------------------------------------
                                                                         6,680
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
32

International Opportunities - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

JAPAN -- 16.5%
--------------------------------------------------------------------------------
        114,000   Amano Corp.(1)                                      $  1,187
--------------------------------------------------------------------------------
         92,013   Arbeit-Times Co., Ltd.(1)                              1,138
--------------------------------------------------------------------------------
            588   en-japan Inc.(1)                                       2,558
--------------------------------------------------------------------------------
        189,000   Hitachi Koki Co., Ltd.                                 1,768
--------------------------------------------------------------------------------
        332,000   J-Oil Mills, Inc.(1)                                   1,346
--------------------------------------------------------------------------------
            878   Kenedix, Inc.(1)                                       2,306
--------------------------------------------------------------------------------
          1,589   Niws Co. Ltd.(1)                                       2,139
--------------------------------------------------------------------------------
         48,500   Point Inc.(1)                                          1,895
--------------------------------------------------------------------------------
         23,900   Roland DG Corp.(1)                                       509
--------------------------------------------------------------------------------
         49,900   Sysmex Corp.(1)                                        3,142
--------------------------------------------------------------------------------
        527,000   Toagosei Co. Ltd.                                      2,166
--------------------------------------------------------------------------------
        289,000   Toho Tenax Co. Ltd.(1)(2)                              1,223
--------------------------------------------------------------------------------
        467,000   Toyo Tire & Rubber Co. Ltd.(1)                         1,885
--------------------------------------------------------------------------------
         88,000   Tsumura & Co.                                          1,540
--------------------------------------------------------------------------------
         86,200   Urban Corp.(1)                                         3,187
--------------------------------------------------------------------------------
            269   Zephyr Co. Ltd.                                          439
--------------------------------------------------------------------------------
                                                                        28,428
--------------------------------------------------------------------------------

LUXEMBOURG -- 1.2%
--------------------------------------------------------------------------------
         46,689   SBS Broadcasting SA(2)                                 2,064
--------------------------------------------------------------------------------

NETHERLANDS -- 7.2%
--------------------------------------------------------------------------------
         34,510   Aalberts Industries N.V.                               1,520
--------------------------------------------------------------------------------
        178,236   AM N.V.                                                1,864
--------------------------------------------------------------------------------
         50,500   Heijmans N.V.                                          2,157
--------------------------------------------------------------------------------
         86,612   Stork N.V.                                             3,440
--------------------------------------------------------------------------------
         12,250   Ten Cate N.V.                                          1,032
--------------------------------------------------------------------------------
         51,402   Trader Classified Media N.V. Cl A                        724
--------------------------------------------------------------------------------
         54,541   United Services Group N.V.                             1,617
--------------------------------------------------------------------------------
                                                                        12,354
--------------------------------------------------------------------------------

NORWAY -- 6.1%
--------------------------------------------------------------------------------
      1,059,581   Acta Holding ASA                                       1,971
--------------------------------------------------------------------------------
         91,994   Fred Olsen Energy ASA(1)(2)                            1,854
--------------------------------------------------------------------------------
         20,280   Petroleum Geo-Services ASA(2)                          1,377
--------------------------------------------------------------------------------
        278,481   Siem Offshore AS(2)                                    1,852
--------------------------------------------------------------------------------
        177,066   Tandberg Television ASA(2)                             2,031
--------------------------------------------------------------------------------
         52,732   TGS Nopec Geophysical
                  Company ASA(2)                                         1,455
--------------------------------------------------------------------------------
                                                                        10,540
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 0.4%
--------------------------------------------------------------------------------
      2,692,000   China Travel International
                  Investment Hong Kong Limited                            744
--------------------------------------------------------------------------------

PORTUGAL -- 0.4%
--------------------------------------------------------------------------------
        106,380   Impresa SGPS(1)(2)                                      720
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.5%
--------------------------------------------------------------------------------
        220,725   VolgaTelecom                                            828
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

SINGAPORE -- 3.7%
--------------------------------------------------------------------------------
      3,492,680   Cosco Investment
                  Singapore Limited(1)(2)                             $  3,835
--------------------------------------------------------------------------------
        747,000   Hyflux Limited                                         1,722
--------------------------------------------------------------------------------
      1,343,000   Jaya Holdings Ltd.                                       830
--------------------------------------------------------------------------------

                                                                         6,387
--------------------------------------------------------------------------------

SOUTH AFRICA -- 1.0%
--------------------------------------------------------------------------------
         41,975   Investec Ltd.                                          1,200
--------------------------------------------------------------------------------
        125,305   Spar Group Ltd. (The)                                    434
--------------------------------------------------------------------------------
                                                                         1,634
--------------------------------------------------------------------------------

SOUTH KOREA -- 0.4%
--------------------------------------------------------------------------------
         22,300   Entergisul Co. Ltd.(2)                                   602
--------------------------------------------------------------------------------

SPAIN -- 2.9%
--------------------------------------------------------------------------------
         83,008   Prosegur Cia de Seguridad SA                           1,741
--------------------------------------------------------------------------------
        604,356   Tubacex SA(1)                                          2,038
--------------------------------------------------------------------------------
        249,532   Uralita SA(2)                                          1,243
--------------------------------------------------------------------------------
                                                                         5,022
--------------------------------------------------------------------------------

SWEDEN -- 5.4%
--------------------------------------------------------------------------------
         75,827   Elekta AB Cl B(2)                                      2,865
--------------------------------------------------------------------------------
        217,964   HiQ International AB                                     923
--------------------------------------------------------------------------------
         63,579   JM AB(1)                                               2,184
--------------------------------------------------------------------------------
         46,519   Lindex AB                                              2,065
--------------------------------------------------------------------------------
         15,600   Unibet Group plc SDR                                   1,321
--------------------------------------------------------------------------------
                                                                         9,358
--------------------------------------------------------------------------------

SWITZERLAND -- 1.5%
--------------------------------------------------------------------------------
          4,050   Georg Fischer AG(2)                                    1,200
--------------------------------------------------------------------------------
          4,797   Leica Geosystems AG(2)                                 1,430
--------------------------------------------------------------------------------
                                                                         2,630
--------------------------------------------------------------------------------

UNITED KINGDOM -- 9.2%
--------------------------------------------------------------------------------
        357,438   Aggreko plc                                            1,262
--------------------------------------------------------------------------------
         93,645   Amino Technologies plc(2)                                357
--------------------------------------------------------------------------------
        349,076   Ark Therapeutics Group plc(2)                            708
--------------------------------------------------------------------------------
        970,574   Ashtead Group plc(2)                                   1,579
--------------------------------------------------------------------------------
        152,849   DX Services plc                                          960
--------------------------------------------------------------------------------
        507,269   First Choice Holidays plc                              1,667
--------------------------------------------------------------------------------
         63,326   Homeserve plc                                          1,065
--------------------------------------------------------------------------------
        582,108   IG Group Holdings plc(2)                               1,270
--------------------------------------------------------------------------------
        138,075   Micro Focus International plc(2)                         380
--------------------------------------------------------------------------------
        296,075   Morgan Crucible Co.(2)                                   973
--------------------------------------------------------------------------------
        141,733   NETeller plc(2)                                        1,413
--------------------------------------------------------------------------------
         41,455   Northgate plc                                            671
--------------------------------------------------------------------------------
        101,669   Rotork plc                                               916
--------------------------------------------------------------------------------
         41,072   SIG plc                                                  429
--------------------------------------------------------------------------------
        169,631   Stolt Offshore SA(2)                                   1,299
--------------------------------------------------------------------------------
         64,213   Ultra Electronics Holdings plc                           928
--------------------------------------------------------------------------------
                                                                        15,877
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $131,234)                                                        163,007
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
33

International Opportunities - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.6%

GERMANY -- 0.6%
--------------------------------------------------------------------------------
         36,727   Hugo Boss AG(1)
(Cost $1,071)                                                         $  1,115
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.8%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.59% -- 4.64%,
11/15/21 -- 8/15/25, valued at $1,343),
in a joint trading account at 2.91%,
dated 5/31/05, due 6/1/05 (Delivery value $1,300)
(Cost $1,300)                                                            1,300
-------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 18.2%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
3.05%, dated 5/31/05, due 6/1/05
(Delivery value $11,459)                                                11,458
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.06%,
dated 5/31/05, due 6/1/05
(Delivery value $20,002)                                                20,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $31,458)                                                          31,458
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 114.2%
(Cost $165,063)                                                        196,880
-------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (14.2)%                                             (24,529)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $172,351
================================================================================

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Consumer Discretionary                                                   23.7%
--------------------------------------------------------------------------------
Industrials                                                              23.0%
--------------------------------------------------------------------------------
Financials                                                               16.8%
--------------------------------------------------------------------------------
Information Technology                                                   10.2%
--------------------------------------------------------------------------------
Health Care                                                               8.4%
--------------------------------------------------------------------------------
Energy                                                                    5.3%
--------------------------------------------------------------------------------
Materials                                                                 5.1%
--------------------------------------------------------------------------------
Consumer Staples                                                          2.2%
--------------------------------------------------------------------------------
Telecommunication Services                                                0.5%
--------------------------------------------------------------------------------
Cash and cash equivalents(+)                                              4.8%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

SDR = Swedish Depositary Receipt

* The securities are listed under their country of incorporation which may differ from the country where they have their greatest economic exposure.

(1)  Security, or a portion thereof, was on loan as of May 31, 2005.

(2)  Non-income producing.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
34

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.

                                                                    (continued)

------
35

Shareholder Fee Examples (Unaudited)

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    EXPENSES PAID
                       BEGINNING        ENDING     DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE  ACCOUNT VALUE     12/1/04 -        EXPENSE
                        12/1/04        5/31/05         5/31/05         RATIO(1)
--------------------------------------------------------------------------------

INTERNATIONAL STOCK SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class           $1,000        $979.00(2)      $2.48(3)        1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,017.45(4)      $7.54(4)        1.50%
--------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,002.80         $7.34           1.47%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,003.60         $6.34           1.27%
--------------------------------------------------------------------------------
Advisor Class            $1,000      $1,001.50         $8.58           1.72%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,017.60         $7.39           1.47%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,018.60         $6.39           1.27%
--------------------------------------------------------------------------------
Advisor Class            $1,000      $1,016.36         $8.65           1.72%
--------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  Ending account value based on actual returns from March 31, 2005 (fund inception) through May 31, 2005.

(3)  Expenses are equal to the annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from March 31, 2005 (fund inception) through May 31, 2005, divided by 365, to reflect the period.
     Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)  Ending account value and expenses paid during the period assume the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

                                                                    (continued)

------
36

Shareholder Fee Examples (Unaudited)

                                                    EXPENSES PAID
                       BEGINNING        ENDING     DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE  ACCOUNT VALUE     12/1/04 -        EXPENSE
                        12/1/04        5/31/05         5/31/05         RATIO(1)
--------------------------------------------------------------------------------

EMERGING MARKETS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,066.40        $10.36           2.01%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,067.30         $9.33           1.81%
--------------------------------------------------------------------------------
Advisor Class            $1,000      $1,065.80        $11.64           2.26%
--------------------------------------------------------------------------------
C Class                  $1,000      $1,059.70        $15.46           3.01%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,014.91        $10.10           2.01%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,015.91         $9.10           1.81%
--------------------------------------------------------------------------------
Advisor Class            $1,000      $1,013.66        $11.35           2.26%
--------------------------------------------------------------------------------
C Class                  $1,000      $1,009.92        $15.08           3.01%
--------------------------------------------------------------------------------

GLOBAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,041.90         $6.62           1.30%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,043.70         $5.60           1.10%
--------------------------------------------------------------------------------
Advisor Class            $1,000      $1,041.80         $7.89           1.55%
--------------------------------------------------------------------------------
C Class                  $1,000      $1,038.40        $11.69           2.30%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,018.45         $6.54           1.30%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,019.45         $5.54           1.10%
--------------------------------------------------------------------------------
Advisor Class            $1,000      $1,017.20         $7.80           1.55%
--------------------------------------------------------------------------------
C Class                  $1,000      $1,013.46        $11.55           2.30%
--------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,109.10        $10.04           1.91%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,108.90         $8.99           1.71%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class           $1,000      $1,015.41         $9.60           1.91%
--------------------------------------------------------------------------------
Institutional Class      $1,000      $1,016.40         $8.60           1.71%
--------------------------------------------------------------------------------

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
37

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------
                                         INTERNATIONAL  INTERNATIONAL      EMERGING
(AMOUNTS IN THOUSANDS)                       STOCK        DISCOVERY         MARKETS
-------------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------------
Investment securities, at value
(cost of $9,618, $1,017,986, and
$190,534, respectively) -- including
$--, $256,040, and $16,554 of
securities on loan, respectively             $9,442       $1,144,270       $222,404
-----------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $--,
$270,117, and $16,871, respectively)             --          270,117         16,871
-------------------------------------------------------------------------------------
Total investment securities, at
value (cost of $9,618, $1,288,103,
and $207,405, respectively)                   9,442        1,414,387        239,275
-----------------------------------------
Cash                                            171              176          3,442
-----------------------------------------
Foreign currency holdings, at
value (cost of $2, $5,358,
and $804, respectively)                           2            5,325            804
-----------------------------------------
Receivable for investments sold                 142           11,166          3,519
-----------------------------------------
Receivable for capital shares sold               --               --             20
-----------------------------------------
Dividends, interest and other receivable         15            2,308            695
-------------------------------------------------------------------------------------
                                              9,772        1,433,362        247,755
-------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                           --          270,117         16,871
-----------------------------------------
Payable for investments purchased               603           12,826          4,732
-----------------------------------------
Accrued management fees                          10            1,425            364
-----------------------------------------
Distribution fees payable                        --               --              1
-------------------------------------------------------------------------------------
                                                613          284,368         21,968
-------------------------------------------------------------------------------------

NET ASSETS                                   $9,159       $1,148,994       $225,787
=====================================================================================

See Notes to Financial Statements.                                  (continued)

------
38

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                     INTERNATIONAL  INTERNATIONAL      EMERGING
EXCEPT PER-SHARE AMOUNTS)                     STOCK        DISCOVERY         MARKETS
-------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------
Capital (par value and paid-in surplus)      $9,317        $  881,554       $170,009
----------------------------------------
Undistributed net investment income              39             5,317            153
----------------------------------------
Accumulated undistributed net realized
gain (loss) on investment and
foreign currency transactions                   (20)          135,913         23,815
----------------------------------------
Net unrealized appreciation
(depreciation) on investments
and translation of assets and
liabilities in foreign currencies              (177)          126,210         31,810
-------------------------------------------------------------------------------------
                                             $9,159        $1,148,994       $225,787
=====================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------
Net assets                               $9,159,154      $979,857,014   $146,275,920
----------------------------------------
Shares outstanding                          935,457        76,203,467     22,127,653
----------------------------------------
Net asset value per share                     $9.79            $12.86          $6.61
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------
Net assets                                      N/A      $168,932,774    $77,844,459
----------------------------------------
Shares outstanding                              N/A        13,054,664     11,630,460
----------------------------------------
Net asset value per share                       N/A            $12.94          $6.69
-------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------
Net assets                                      N/A          $204,611     $1,099,778
----------------------------------------
Shares outstanding                              N/A            16,082        169,058
----------------------------------------
Net asset value per share                       N/A            $12.72          $6.51
-------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------
Net assets                                      N/A               N/A       $567,294
----------------------------------------
Shares outstanding                              N/A               N/A         88,597
----------------------------------------
Net asset value per share                       N/A               N/A          $6.40
-------------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
39

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     GLOBAL     INTERNATIONAL
(AMOUNTS IN THOUSANDS)                               GROWTH     OPPORTUNITIES
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $245,022 and $133,605,
respectively) -- including $51,172
and $29,890 of securities on loan,
respectively                                        $315,628       $165,422
-----------------------------------------
Investments made with cash collateral
received for securities on loan,
at value (cost of $53,905 and
$31,458, respectively)                                53,905         31,458
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $298,927 and $165,063,
respectively)                                        369,533        196,880
-----------------------------------------
Foreign currency holdings, at value
(cost of $267 and $389, respectively)                    288            419
-----------------------------------------
Receivable for investments sold                        1,134          6,670
-----------------------------------------
Receivable for capital shares sold                         2             --
-----------------------------------------
Dividends, interest and other receivable                 571            711
--------------------------------------------------------------------------------
                                                     371,528        204,680
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for
securities on loan                                    53,905         31,458
---------------------------------------
Disbursements in excess of
demand deposit cash                                       15              6
---------------------------------------
Payable for investments purchased                         --            571
---------------------------------------
Accrued management fees                                  345            294
---------------------------------------
Distribution fees payable                                  1             --
---------------------------------------
Service fees payable                                       1             --
--------------------------------------------------------------------------------
                                                      54,267         32,329
--------------------------------------------------------------------------------

NET ASSETS                                          $317,261       $172,351
================================================================================

See Notes to Financial Statements.                                 (continued)

------
40

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                             GLOBAL        INTERNATIONAL
EXCEPT PER-SHARE AMOUNTS)                          GROWTH        OPPORTUNITIES
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------
Capital (par value and paid-in surplus)             $316,580         $112,488
---------------------------------------
Accumulated undistributed net
investment income (loss)                                (679)             525
---------------------------------------
Accumulated undistributed net realized
gain (loss) on investment and
foreign currency transactions                        (69,265)          27,358
---------------------------------------
Net unrealized appreciation on
investments and translation
of assets and liabilities in
foreign currencies                                    70,625           31,980
--------------------------------------------------------------------------------
                                                    $317,261         $172,351
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                      $307,451,079     $172,325,443
---------------------------------------
Shares outstanding                                39,450,037       17,137,896
---------------------------------------
Net asset value per share                              $7.79           $10.06
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                        $7,023,544          $25,083
---------------------------------------
Shares outstanding                                   894,244            2,488
---------------------------------------
Net asset value per share                              $7.85           $10.08
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                        $2,529,467              N/A
---------------------------------------
Shares outstanding                                   327,664              N/A
---------------------------------------
Net asset value per share                              $7.72              N/A
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                          $256,865              N/A
---------------------------------------
Shares outstanding                                    33,934              N/A
---------------------------------------
Net asset value per share                              $7.57              N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
41

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                            INTERNATIONAL  INTERNATIONAL     EMERGING
(AMOUNTS IN THOUSANDS)                        STOCK(1)       DISCOVERY        MARKETS
---------------------------------------------------------------------------------------

INVESTMENT INCOME
---------------------------------------------------------------------------------------
INCOME:
----------------------------------------
Dividends (net of foreign taxes withheld
of $7, $1,542, and $232, respectively)        $  51          $ 13,255         $ 2,474
----------------------------------------
Interest                                          4               325              98
----------------------------------------
Securities lending                               --               895              55
---------------------------------------------------------------------------------------
                                                 55            14,475           2,627
---------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------
Management fees                                  16             8,841           2,189
----------------------------------------
Distribution fees:
----------------------------------------
  Advisor Class                                  --                --               1
----------------------------------------
  C Class                                        --                --               2
----------------------------------------
Service fees:
----------------------------------------
  Advisor Class                                  --                --               1
----------------------------------------
  C Class                                        --                --               1
----------------------------------------
Directors' fees and expenses                     --                 8               2
----------------------------------------
Other expenses                                   --                20               6
---------------------------------------------------------------------------------------
                                                 16             8,869           2,202
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                            39             5,606             425
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------
Investment transactions (net of foreign
taxes withheld of $--, $49, and $60,
respectively)                                   (22)          114,072          18,317
----------------------------------------
Foreign currency transactions (net of
foreign taxes withheld
of $--, $--, and $4, respectively)                2            24,396           5,707
---------------------------------------------------------------------------------------
                                                (20)          138,468          24,024
---------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
----------------------------------------
Investments (including foreign tax
liability reduction (increase)
of $-, $42, and $(65), respectively)             78           (61,694)         (3,923)
----------------------------------------
Translation of assets and liabilities
in foreign currencies                          (255)          (75,833)         (6,892)
---------------------------------------------------------------------------------------
                                               (177)         (137,527)        (10,815)
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)        (197)              941          13,209
---------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $(158)         $  6,547         $13,634
=======================================================================================

(1)  March 31, 2005 (fund inception) through May 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
42

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    GLOBAL     INTERNATIONAL
(AMOUNTS IN THOUSANDS)                              GROWTH     OPPORTUNITIES
--------------------------------------------------------------------------------

INVESTMENT INCOME

INCOME:
---------------------------------------------
Dividends (net of foreign taxes withheld
of $209 and $173, respectively)                    $ 2,305       $  2,300
---------------------------------------------
Interest                                                49             50
---------------------------------------------
Securities lending                                      59            163
--------------------------------------------------------------------------------
                                                     2,413          2,513
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------
Management fees                                      2,040          1,805
---------------------------------------------
Distribution fees:
---------------------------------------------
  Advisor Class                                          3             --
---------------------------------------------
  C Class                                                1             --
---------------------------------------------
Service fees:
---------------------------------------------
  Advisor Class                                          3             --
---------------------------------------------
Directors' fees and expenses                             2              1
---------------------------------------------
Other expenses                                           2              4
--------------------------------------------------------------------------------
                                                     2,051          1,810
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  362            703
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------
NET REALIZED GAIN ON:
---------------------------------------------
Investment transactions                             12,763         24,336
---------------------------------------------
Foreign currency transactions                        1,610          3,370
--------------------------------------------------------------------------------
                                                    14,373         27,706
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------
Investments (including foreign tax
liability reduction of $- and $4,
respectively)                                        7,644          3,205
---------------------------------------------
Translation of assets and liabilities
in foreign currencies                               (9,261)       (11,780)
--------------------------------------------------------------------------------
                                                    (1,617)        (8,575)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    12,756         19,131
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $13,118        $19,834
================================================================================

See Notes to Financial Statements.

------
43

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                      INTERNATIONAL STOCK    INTERNATIONAL DISCOVERY
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                 2005(1)           2005            2004
---------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income (loss)                      $   39         $    5,606      $     (419)
-------------------------------------------
Net realized gain (loss)                             (20)           138,468         242,089
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                         (177)          (137,527)        (32,657)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (158)             6,547         209,013
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                      --                 --          (2,160)
-------------------------------------------
  Institutional Class                                 --                 --            (612)
-------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                      --           (165,843)             --
-------------------------------------------
  Institutional Class                                 --            (25,231)             --
-------------------------------------------
  Advisor Class                                       --                (29)             --
-------------------------------------------
 Decrease in net assets from distributions            --           (191,103)         (2,772)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------
Net increase (decrease) in net assets
from capital share transactions                    9,317             54,879        (104,197)
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              9,159           (129,677)        102,044

NET ASSETS
-------------------------------------------
Beginning of period                                   --          1,278,671       1,176,627
---------------------------------------------------------------------------------------------
End of period                                     $9,159         $1,148,994      $1,278,671
=============================================================================================

Accumulated undistributed
net investment income (loss)                         $39             $5,317           $(239)
=============================================================================================

(1)  March 31, 2005 (fund inception) through May 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
44

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                      EMERGING MARKETS            GLOBAL GROWTH
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2005         2004          2005        2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income (loss)             $    425     $   (319)     $    362    $   (335)
-------------------------------------
Net realized gain                          24,024       18,177        14,373      25,747
-------------------------------------
Change in net unrealized appreciation     (10,815)      11,582        (1,617)     15,344
------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                  13,634       29,440        13,118      40,756
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                               --           --          (552)         --
-------------------------------------
  Institutional Class                          --           --           (26)         --
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                           (1,897)          --            --          --
-------------------------------------
  Institutional Class                      (1,130)          --            --          --
-------------------------------------
  Advisor Class                               (14)          --            --          --
-------------------------------------
  C Class                                      (8)          --            --          --
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                         (3,049)          --          (578)         --
------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions           (14,526)      32,420        (4,519)      9,177
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      (3,941)      61,860         8,021      49,933

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period                       229,728      167,868       309,240     259,307
------------------------------------------------------------------------------------------
End of period                            $225,787     $229,728      $317,261    $309,240
==========================================================================================

Accumulated undistributed
net investment income (loss)                 $153        $(208)        $(679)      $(463)
==========================================================================================

See Notes to Financial Statements.                   (continued)

------
45

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
-------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                             INTERNATIONAL OPPORTUNITIES
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2005           2004
-------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------
Net investment income (loss)                        $    703      $   (733)
-------------------------------------------
Net realized gain                                     27,706         4,975
-------------------------------------------
Change in net unrealized appreciation                 (8,575)       25,156
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             19,834        29,398
-------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                      (5,331)       (2,829)
-------------------------------------------
  Institutional Class                                   (336)         (325)
-------------------------------------------------------------------------------
Decrease in net assets from distributions             (5,667)       (3,154)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      (28,784)       80,193
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                (14,617)      106,437

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                  186,968        80,531
-------------------------------------------------------------------------------
End of period                                       $172,351      $186,968
===============================================================================

Accumulated undistributed
net investment income (loss)                            $525         $(178)
===============================================================================

See Notes to Financial Statements.

------
46

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Stock Fund (International
Stock), International Discovery Fund (International Discovery), Emerging Markets
Fund (Emerging Markets), Global Growth Fund (Global Growth) and International
Opportunities Fund (International Opportunities) (collectively, the funds) are five funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek capital growth.
The funds pursue their objectives by investing primarily in equity securities of foreign companies with the exception of Global Growth, which invests in both
U.S. and foreign companies. International Stock invests in securities of issuers in developed foreign countries that are large-sized companies. International
Discovery invests in securities of issuers in developed or emerging market countries that are small- to medium-sized companies at the time of purchase.
Emerging Markets invests in securities of issuers in emerging market countries.
Global Growth invests in securities of issuers in developed countries.
International Opportunities invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Stock is authorized to issue the Investor Class.
International Discovery is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. Emerging Markets and Global Growth
are authorized to issue the Investor Class, the Institutional Class, the Advisor
Class and the C Class. International Opportunities is authorized to issue the
Investor Class and the Institutional Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. International
Stock's Investor Class incepted on March 31, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds, except for International Stock, may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

                                                                    (continued)

------
47

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- International Discovery, Emerging Markets and International
Opportunities may impose a 2% redemption fee on shares held less than 180 days.
International Stock and Global Growth may impose a 2% redemption fee on shares held less than 60 days. These fees may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed.
These redemption fees are retained by the funds and help cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions. Global Growth adopted the redemption fee policy effective March 1,
2004.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
48

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of International Stock is as follows:

--------------------------------------------
                             INVESTOR
--------------------------------------------
STRATEGY ASSETS
--------------------------------------------
First $1 billion               1.50%
--------------------------------------------
Next $1 billion                1.20%
--------------------------------------------
Over $2 billion                1.10%
--------------------------------------------

The annual management fee schedule for each class of International Discovery is as follows:

-----------------------------------------------------------------------------
                              INVESTOR        INSTITUTIONAL       ADVISOR
-----------------------------------------------------------------------------
STRATEGY ASSETS
-----------------------------------------------------------------------------
First $500 million             1.75%              1.55%            1.50%
-----------------------------------------------------------------------------
Next $500 million              1.40%              1.20%            1.15%
-----------------------------------------------------------------------------
Over $1 billion                1.20%              1.00%            0.95%
-----------------------------------------------------------------------------

The annual management fee schedule for each class of Emerging Markets is as follows:

-----------------------------------------------------------------------------
                            INVESTOR & C      INSTITUTIONAL       ADVISOR
-----------------------------------------------------------------------------
STRATEGY ASSETS
-----------------------------------------------------------------------------
First $250 million             2.00%              1.80%            1.75%
-----------------------------------------------------------------------------
Next $250 million              1.80%              1.60%            1.55%
-----------------------------------------------------------------------------
Next $500 million              1.50%              1.30%            1.25%
-----------------------------------------------------------------------------
Over $1 billion                1.25%              1.05%            1.00%
-----------------------------------------------------------------------------

The annual management fee schedule for each class of Global Growth is as follows:

-----------------------------------------------------------------------------
                            INVESTOR & C      INSTITUTIONAL       ADVISOR
-----------------------------------------------------------------------------
STRATEGY ASSETS
-----------------------------------------------------------------------------
First $1 billion               1.30%              1.10%            1.05%
-----------------------------------------------------------------------------
Next $1 billion                1.15%              0.95%            0.90%
-----------------------------------------------------------------------------
Over $2 billion                1.05%              0.85%            0.80%
-----------------------------------------------------------------------------

                                                                    (continued)

------
49

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of International Opportunities is as follows:

--------------------------------------------------------------
                              INVESTOR        INSTITUTIONAL
--------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------
First $250 million             2.00%              1.80%
--------------------------------------------------------------
Next $250 million              1.80%              1.60%
--------------------------------------------------------------
Over $500 million              1.60%              1.40%
--------------------------------------------------------------

The effective annual management fees for the funds for the six months ended May
31, 2005, were as follows:

--------------------------------------------------------------------------------
                              INVESTOR    INSTITUTIONAL    ADVISOR         C
--------------------------------------------------------------------------------
International Stock            1.50%           N/A           N/A          N/A
--------------------------------------------------------------------------------
International Discovery        1.47%          1.27%         1.22%         N/A
--------------------------------------------------------------------------------
Emerging Markets               2.00%          1.80%         1.75%        2.00%
--------------------------------------------------------------------------------
Global Growth                  1.30%          1.10%         1.05%        1.30%
--------------------------------------------------------------------------------
International Opportunities    1.91%          1.71%          N/A          N/A
--------------------------------------------------------------------------------

ACGIM has entered into a Subadvisory Agreement with ACIM (the investment subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investments objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:
-------------------------------------------------
                        ADVISOR          C
-------------------------------------------------
Distribution Fee         0.25%         0.75%
-------------------------------------------------
Service Fee              0.25%         0.25%
-------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended May 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's investment subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The funds, except for International Stock, have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
50

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2005 (except as noted), were as follows:

                     INTERNATIONAL  INTERNATIONAL  EMERGING  GLOBAL  INTERNATIONAL
                       STOCK(1)       DISCOVERY    MARKETS   GROWTH  OPPORTUNITIES
------------------------------------------------------------------------------------
Purchases              $10,776       $1,102,908    $138,702  $49,213    $107,916
------------------------------------------------------------------------------------
Proceeds from sales     $1,733       $1,214,281    $155,124  $53,287    $145,732
------------------------------------------------------------------------------------

(1)  March 31, 2005 (fund inception) through May 31, 2005.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

---------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL STOCK     INTERNATIONAL DISCOVERY     EMERGING MARKETS
---------------------------------------------------------------------------------------------------------
                                    SHARES      AMOUNT       SHARES     AMOUNT      SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005(1)
SHARES AUTHORIZED                  425,000                  400,000                 100,000
=========================================================================================================
Sold                                   938     $9,343         2,074   $ 27,815        5,926  $ 39,706
--------------------------------
Issued in reinvestment
of distributions                        --         --        12,055    156,489          232     1,506
--------------------------------
Redeemed                                (3)       (26)(2)   (11,592)  (157,570)(2)   (5,572)  (36,487)(2)
---------------------------------------------------------------------------------------------------------
Net increase                           935     $9,317         2,537   $ 26,734          586  $  4,725
=========================================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                      N/A                  400,000                 100,000
=========================================================================================================
Sold                                                          4,518   $ 63,524       12,109  $ 72,523
--------------------------------
Issued in reinvestment
of distributions                                                157      2,016           --        --
--------------------------------
Redeemed                                                    (11,694)  (161,915)(3)  (10,216)  (58,582)(3)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                      (7,019) $ (96,375)       1,893  $ 13,941
=========================================================================================================

INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                      N/A                   75,000                  50,000
=========================================================================================================
Sold                                                          2,802   $ 37,712        3,994  $ 26,779
--------------------------------
Issued in reinvestment
of distributions                                              1,917     25,031          170     1,104
--------------------------------
Redeemed                                                     (2,554)   (34,630)      (7,117)  (47,046)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       2,165   $ 28,113       (2,953) $(19,163)
=========================================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                      N/A                   75,000                  50,000
=========================================================================================================
Sold                                                          1,997   $ 28,274        9,037  $ 53,801
--------------------------------
Issued in reinvestment
of distributions                                                 44        566           --        --
--------------------------------
Redeemed                                                     (2,644)   (36,669)      (6,322)  (35,967)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                        (603)  $ (7,829)       2,715  $ 17,834
=========================================================================================================

(1)  March 31, 2005 (fund inception) through May 31, 2005 for
     International Stock.

(2)  Net of redemption fees of $1, $45 and $74 for International Stock,
     International Discovery and Emerging Markets, respectively.

(3)  Net of redemption fees of $36 and $228 for International Discovery and Emerging Markets, respectively.

                                                                    (continued)

------
51

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                INTERNATIONAL STOCK  INTERNATIONAL DISCOVERY  EMERGING MARKETS
-----------------------------------------------------------------------------------------------
                                 SHARES     AMOUNT    SHARES      AMOUNT      SHARES    AMOUNT
-----------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                 N/A                  5,000                  5,000
===============================================================================================
Sold                                                       2       $ 22          62     $ 413
------------------------------
Issued in reinvestment
of distributions                                           2         29           2        13
------------------------------
Redeemed                                                  (1)       (19)        (85)     (536)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                                    3       $ 32         (21)    $(110)
===============================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                 N/A                  5,000                  5,000
===============================================================================================
Sold                                                       6       $ 84         256   $ 1,512
------------------------------
Redeemed                                                  (6)       (77)       (181)   (1,039)
-----------------------------------------------------------------------------------------------
Net increase                                              --       $  7          75   $   473
===============================================================================================

C CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                 N/A                    N/A                  5,000
===============================================================================================
Sold                                                                             22      $138
------------------------------
Issued in reinvestment of
distributions                                                                     1         7
------------------------------
Redeemed                                                                        (19)     (123)
-----------------------------------------------------------------------------------------------
Net increase                                                                      4       $22
===============================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                 N/A                    N/A                 10,000
===============================================================================================
Sold                                                                             63     $ 364
------------------------------
Redeemed                                                                        (34)     (192)
-----------------------------------------------------------------------------------------------
Net increase                                                                     29     $ 172
===============================================================================================

                                                                    (continued)

------
52

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                   GLOBAL GROWTH     INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------
                                 SHARES     AMOUNT      SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED               150,000                 100,000
================================================================================
Sold                              3,091   $ 23,819           91    $    882
-----------------------------
Issued in reinvestment
of distributions                     71        533          559       5,242
-----------------------------
Redeemed                         (3,759)   (28,872)(1)   (2,338)    (23,259)(1)
--------------------------------------------------------------------------------
Net decrease                       (597)  $ (4,520)      (1,688)   $(17,135)
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED               150,000                 100,000
================================================================================
Sold                              9,549   $ 66,429       14,408    $122,194
-----------------------------
Issued in reinvestment
of distributions                     --         --          365       2,789
-----------------------------
Redeemed                         (8,151)   (56,282)(2)   (5,402)    (45,115)(2)
--------------------------------------------------------------------------------
Net increase                      1,398   $ 10,147        9,371    $ 79,868
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                 5,000                  10,000
================================================================================
Sold                                 84      $ 647            2    $     30
-----------------------------
Issued in reinvestment
of distributions                      3         26           36         336
-----------------------------
Redeemed                            (90)      (697)      (1,196)    (12,015)
--------------------------------------------------------------------------------
Net decrease                         (3)     $ (24)      (1,158)   $(11,649)
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                 5,000                  25,000
================================================================================
Sold                                158   $  1,114           --          --
-----------------------------
Issued in reinvestment
of distributions                     --         --           43        $325
-----------------------------
Redeemed                           (473)    (3,366)          --          --
--------------------------------------------------------------------------------
Net increase (decrease)            (315)   $(2,252)          43        $325
================================================================================

(1)  Net of redemption fees of $11 and $24 for Global Growth and
     International Opportunities, respectively.

(2)  Net of redemption fees of $24 and $276 for Global Growth and
     International Opportunities, respectively.

                                                                    (continued)

------
53

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                    GLOBAL GROWTH    INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------
                                   SHARES   AMOUNT     SHARES        AMOUNT
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                   5,000               N/A
================================================================================
Sold                                   70      $535
--------------------------------
Redeemed                              (76)     (575)
--------------------------------------------------------------------------------
Net decrease                           (6)    $ (40)
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                   5,000               N/A
================================================================================
Sold                                  262    $1,784
--------------------------------
Redeemed                              (90)     (612)
--------------------------------------------------------------------------------
Net increase                          172    $1,172
================================================================================

C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005
SHARES AUTHORIZED                   5,000               N/A
================================================================================
Sold                                   10       $72
--------------------------------
Redeemed                               (1)       (7)
--------------------------------------------------------------------------------
Net increase                            9       $65
================================================================================
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                  10,000               N/A
================================================================================
Sold                                   17      $115
--------------------------------
Redeemed                               (1)       (5)
--------------------------------------------------------------------------------
Net increase                           16      $110
================================================================================

                                                                    (continued)

------
54

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. SECURITIES LENDING

As of May 31, 2005, securities in International Discovery, Emerging Markets,
Global Growth, and International Opportunities valued at $256,040, $16,554,
$51,172, and $29,890, respectively, were on loan through the lending agent,
JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM.
Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $270,117, $16,871, $53,905, and
$31,458, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

International Discovery, Emerging Markets, Global Growth, and International
Opportunities, along with certain other funds managed by ACIM or ACGIM, have a
$575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. International Discovery,
Emerging Markets, Global Growth, and International Opportunities may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. International Discovery, Emerging Markets, Global Growth, and
International Opportunities did not borrow from the line during the six months ended May 31, 2005.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

                                                                    (continued)

------
55

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

----------------------------------------------------------------------------------------
                                           INTERNATIONAL  INTERNATIONAL    EMERGING
                                               STOCK        DISCOVERY       MARKETS
----------------------------------------------------------------------------------------
Federal tax cost of investments                $9,631      $1,290,466      $207,489
========================================================================================
Gross tax appreciation of investments          $   75        $141,750       $34,722
----------------------------------------
Gross tax depreciation of investments            (264)        (17,829)       (2,936)
----------------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                  $(189)       $123,921       $31,786
========================================================================================
                                                              GLOBAL     INTERNATIONAL
                                                              GROWTH     OPPORTUNITIES
----------------------------------------------------------------------------------------
Federal tax cost of investments                              $298,927      $165,120
========================================================================================
Gross tax appreciation of investments                         $74,564       $35,114
----------------------------------------
Gross tax depreciation of investments                          (3,958)       (3,354)
----------------------------------------------------------------------------------------
Net tax appreciation of investments                           $70,606       $31,760
========================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and currency loss deferral amounts as of November 30, 2004:

--------------------------------------------------------------------------------
                              INTERNATIONAL  EMERGING   GLOBAL    INTERNATIONAL
                                DISCOVERY     MARKETS   GROWTH    OPPORTUNITIES
--------------------------------------------------------------------------------
Accumulated capital losses         --           --     $(83,638)        --
---------------------------
Currency loss deferral           $(167)        $(48)        $(5)      $(34)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers in Global Growth of $54,462,
$28,717 and $459 expire in 2009, 2010 and 2011, respectively.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
56

International Stock - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                                   2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
 Net Investment Income(2)                                            0.06
-----------------------------------------------------
 Net Realized and Unrealized Loss                                   (0.27)
--------------------------------------------------------------------------------
 Total From Investment Operations                                   (0.21)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $9.79
================================================================================
 TOTAL RETURN(3)                                                    (2.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  1.50%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets               1.73%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                 30%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                             $9,159
--------------------------------------------------------------------------------

(1)  March 31, 2005 (fund inception) through May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

------
57

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
                                         2005(1)     2004         2003     2002        2001        2000
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $15.11      $12.75       $9.32    $10.13      $14.23      $15.20
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)         0.06       (0.01)       0.03      0.03        0.01       (0.12)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.03)       2.40        3.42     (0.84)      (2.54)       0.03
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.03        2.39        3.45     (0.81)      (2.53)      (0.09)
----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                --       (0.03)      (0.02)       --          --          --
------------------------------------
  From Net Realized Gains                (2.28)         --          --        --       (1.57)      (0.88)
----------------------------------------------------------------------------------------------------------
  Total Distributions                    (2.28)      (0.03)      (0.02)       --       (1.57)      (0.88)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $12.86      $15.11      $12.75     $9.32      $10.13      $14.23
==========================================================================================================
  TOTAL RETURN(3)                         0.28%      18.76%      37.05%    (8.00)%    (20.17)%     (1.27)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.47%(4)       1.49%       1.57%      1.53%       1.45%       1.36%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           0.88%(4)     (0.06)%       0.27%      0.35%       0.10%     (0.64)%
------------------------------------
Portfolio Turnover Rate                     92%        201%        215%       224%        180%        113%
------------------------------------
Net Assets, End of Period
(in thousands)                         $979,857  $1,112,870  $1,028,934   $841,706  $1,021,063  $1,568,872
----------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
58

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                        2005(1)     2004      2003    2002      2001       2000
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $15.21    $12.84     $9.39   $10.18    $14.26    $15.24
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)         0.07      0.02      0.05     0.06      0.04     (0.08)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.03)     2.40      3.43    (0.85)    (2.55)     0.01
---------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.04      2.42      3.48    (0.79)    (2.51)    (0.07)
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                --     (0.05)    (0.03)      --        --        --
------------------------------------
  From Net Realized Gains                (2.31)       --        --       --     (1.57)    (0.91)
---------------------------------------------------------------------------------------------------
  Total Distributions                    (2.31)    (0.05)    (0.03)      --     (1.57)    (0.91)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $12.94    $15.21    $12.84    $9.39    $10.18    $14.26
===================================================================================================
  TOTAL RETURN(3)                         0.36%    18.94%    37.25%   (7.76)%  (19.97)%   (1.13)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.27%(4)     1.29%     1.37%     1.33%     1.25%     1.16%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           1.08%(4)     0.14%     0.47%     0.55%     0.30%   (0.44)%
------------------------------------
Portfolio Turnover Rate                     92%      201%      215%      224%      180%      113%
------------------------------------
Net Assets, End of Period
(in thousands)                         $168,933  $165,600  $147,531  $137,358  $192,155  $250,930
---------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
59

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------
                                        2005(1)   2004      2003   2002      2001     2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $14.95   $12.63    $9.23  $10.05    $14.17   $15.14
----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)         0.04    (0.05)    0.01    0.01      --(3)   (0.12)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.02)    2.37     3.39   (0.83)    (2.55)   (0.01)
----------------------------------------------------------------------------------------------
  Total From Investment Operations        0.02     2.32     3.40   (0.82)    (2.55)   (0.13)
----------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Realized Gains                (2.25)      --       --      --     (1.57)   (0.84)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $12.72   $14.95   $12.63   $9.23    $10.05   $14.17
==============================================================================================
  TOTAL RETURN(4)                         0.15%   18.37%   36.84%  (8.16)%  (20.43)%  (1.53)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.72%(5)    1.74%    1.82%    1.78%     1.70%    1.61%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           0.63%(5)  (0.31)%    0.02%    0.10%   (0.15)%  (0.87)%
------------------------------------
Portfolio Turnover Rate                     92%     201%     215%     224%      180%     113%
------------------------------------
Net Assets, End of Period
(in thousands)                             $205     $201     $161     $153      $244     $509
----------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

------
60

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                         2005(1)    2004      2003     2002      2001      2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.28     $5.28     $3.61    $4.06     $4.68     $5.62
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)         0.01     (0.01)     --(3)   (0.02)    (0.02)    (0.06)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.41      1.00      1.66    (0.43)    (0.43)    (0.88)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.42      0.99      1.66    (0.45)    (0.45)    (0.94)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                (0.09)       --        --       --     (0.17)       --
--------------------------------------------------------------------------------------------------
Redemption Fees(4)                        --(3)     0.01      0.01       --        --        --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.61     $6.28     $5.28    $3.61     $4.06     $4.68
==================================================================================================
  TOTAL RETURN(5)                         6.64%    18.94%    46.26%  (10.86)%  (10.28)%  (16.73)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.01%(6)     2.00%     2.01%     2.05%     2.00%     2.00%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           0.30%(6)   (0.22)%     0.03%   (0.37)%   (0.27)%   (0.88)%
-------------------------------------
Portfolio Turnover Rate                     64%      208%      286%      387%      326%      196%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $146,276  $135,355  $103,737   $81,756   $80,422   $77,279
--------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

------
61

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

-----------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                                       2005(1)   2004     2003     2002      2001      2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $6.35     $5.33    $3.64    $4.08     $4.70     $5.63
-----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)       0.02      --(3)    0.01     --(3)    (0.01)    (0.05)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.41      1.01     1.67    (0.44)    (0.44)    (0.88)
-----------------------------------------------------------------------------------------------
  Total From Investment Operations      0.43      1.01     1.68    (0.44)    (0.45)    (0.93)
-----------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Realized Gains              (0.09)       --       --       --     (0.17)       --
-----------------------------------------------------------------------------------------------
Redemption Fees(4)                      --(3)     0.01     0.01       --        --        --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.69     $6.35    $5.33    $3.64     $4.08     $4.70
===============================================================================================
  TOTAL RETURN(5)                       6.73%    19.14%   46.43%  (10.78)%  (10.01)%  (16.52)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.81%(6)     1.80%    1.81%     1.85%     1.80%     1.80%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets         0.50%(6)   (0.02)%    0.23%   (0.17)%   (0.07)%   (0.68)%
------------------------------------
Portfolio Turnover Rate                   64%      208%     286%      387%      326%      196%
------------------------------------
Net Assets, End of Period
(in thousands)                        $77,844   $92,673  $63,242   $18,969   $18,602   $21,330
-----------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

------
62

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                                          2005(1)  2004     2003     2002      2001      2000
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $6.19    $5.22    $3.58    $4.03     $4.66     $5.61
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          --(3)   (0.03)    --(3)   (0.01)    (0.04)    (0.08)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.41     0.99     1.63    (0.44)    (0.42)    (0.87)
-------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.41     0.96     1.63    (0.45)    (0.46)    (0.95)
-------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                 (0.09)      --       --       --     (0.17)       --
-------------------------------------------------------------------------------------------------
Redemption Fees(4)                         --(3)    0.01     0.01       --        --        --
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $6.51    $6.19    $5.22    $3.58     $4.03     $4.66
=================================================================================================
  TOTAL RETURN(5)                          6.58%   18.58%   45.81%  (11.17)%  (10.32)%  (16.93)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   2.26%(6)    2.25%    2.26%     2.30%     2.25%     2.25%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            0.05%(6)  (0.47)%  (0.22)%   (0.62)%   (0.52)%   (1.13)%
-------------------------------------
Portfolio Turnover Rate                      64%     208%     286%      387%      326%      196%
-------------------------------------
Net Assets, End of Period
(in thousands)                            $1,100   $1,178     $597    $1,254      $815      $212
-------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

------
63

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                           2005(1)  2004     2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.12    $5.19    $3.58      $4.24
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)                   (0.02)   (0.07)   (0.04)     (0.04)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.39     0.99     1.64      (0.62)
--------------------------------------------------------------------------------
  Total From Investment Operations          0.37     0.92     1.60      (0.66)
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                  (0.09)      --       --         --
--------------------------------------------------------------------------------
Redemption Fees(4)                          --(5)    0.01     0.01         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.40    $6.12    $5.19      $3.58
================================================================================
  TOTAL RETURN(6)                           5.97%   17.92%   44.97%    (15.57)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    3.01%(7)    3.00%    3.01%    3.05%(7)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.70)%(7)  (1.22)%  (0.97)%  (1.10)%(7)
-------------------------------------
Portfolio Turnover Rate                       64%     208%     286%     387%(8)
-------------------------------------
Net Assets, End of Period
(in thousands)                               $567     $521     $291         $54
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  December 18, 2001 (commencement of sale) through November 30, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Amounts computed using average shares outstanding throughout the period.

(5)  Per-share amount was less than $0.005.

(6)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7)  Annualized.

(8)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
64

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                           2005(1)     2004      2003     2002       2001        2000
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $7.49      $6.48     $5.39    $6.18      $8.73        $8.33
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)           0.01      (0.01)     --(3)    0.01       --(3)       (0.05)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.30       1.02      1.09    (0.80)     (1.90)        0.81
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.31       1.01      1.09    (0.79)     (1.90)        0.76
--------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income               (0.01)        --        --       --         --           --
----------------------------------------
  From Net Realized Gains                     --         --        --       --      (0.65)       (0.36)
--------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.01)        --        --       --      (0.65)       (0.36)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.79      $7.49     $6.48    $5.39      $6.18        $8.73
========================================================================================================
  TOTAL RETURN(4)                           4.19%     15.59%    20.22%  (12.78)%   (23.62)%       8.81%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.30%(5)     1.30%     1.31%     1.32%      1.30%       1.30%
----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets              0.23%(5)   (0.12)%     0.00%     0.13%    (0.06)%     (0.48)%
----------------------------------------
Portfolio Turnover Rate                        16%       79%      152%      278%       232%        123%
----------------------------------------
Net Assets, End of Period (in thousands)  $307,451  $299,807  $250,306  $213,314   $272,402    $412,631
--------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
65

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------
                                           2005(1)   2004      2003     2002      2001      2000(2)
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $7.55   $6.52     $5.41    $6.19     $8.74       $9.73
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(3)            0.02    --(4)     0.01     0.02      0.01       (0.01)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     0.31    1.03      1.10    (0.80)    (1.90)      (0.98)
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.33    1.03      1.11    (0.78)    (1.89)      (0.99)
-----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income                (0.03)     --        --       --        --          --
----------------------------------------
  From Net Realized Gains                      --      --        --       --     (0.66)         --
-----------------------------------------------------------------------------------------------------
  Total Distributions                       (0.03)     --        --       --     (0.66)         --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $7.85   $7.55     $6.52    $5.41     $6.19       $8.74
=====================================================================================================
  TOTAL RETURN(5)                            4.37%  15.80%    20.52%  (12.60)%  (23.53)%    (10.17)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.10%(6)   1.10%     1.11%     1.12%     1.10%    1.10%(6)
----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets              0.43%(6)   0.08%     0.20%     0.33%     0.14%  (0.43)%(6)
----------------------------------------
Portfolio Turnover Rate                        16%     79%      152%      278%      232%     123%(7)
----------------------------------------
Net Assets, End of Period (in thousands)    $7,024  $6,774    $7,901    $3,288    $3,907      $5,090
-----------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  August 1, 2000 (commencement of sale) through November 30, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------
66

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                                            2005(1)    2004     2003     2002      2001      2000
---------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period         $7.41    $6.43    $5.36    $6.16     $8.72     $8.31
---------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Loss(2)                      --(3)   (0.02)   (0.02)   (0.01)     --(3)    (0.06)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      0.31     1.00     1.09    (0.79)    (1.93)     0.82
---------------------------------------------------------------------------------------------------
  Total From Investment Operations            0.31     0.98     1.07    (0.80)    (1.93)     0.76
---------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                       --       --       --       --     (0.63)    (0.35)
---------------------------------------------------------------------------------------------------
  Total Distributions                           --       --       --       --     (0.63)    (0.35)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.72    $7.41    $6.43    $5.36     $6.16     $8.72
===================================================================================================
  TOTAL RETURN(4)                             4.18%   15.24%   19.96%  (12.99)%  (23.97)%    8.79%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.55%(5)    1.55%    1.56%     1.57%     1.55%    1.55%
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                    (0.02)%(5)  (0.37)%  (0.25)%   (0.12)%   (0.31)%  (0.73)%
----------------------------------------
Portfolio Turnover Rate                         16%      79%     152%      278%      232%     123%
----------------------------------------
Net Assets, End of Period (in thousands)     $2,529   $2,475   $1,044      $537      $623     $301
---------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
67

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                         2005(1)     2004     2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $7.29     $6.37    $5.35      $6.14
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)                  (0.03)    (0.08)   (0.05)     (0.03)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.31      1.00     1.07      (0.76)
--------------------------------------------------------------------------------
  Total From Investment Operations         0.28      0.92     1.02      (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $7.57     $7.29    $6.37      $5.35
================================================================================
  TOTAL RETURN(4)                          3.84%    14.44%   19.07%    (12.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   2.30%(5)     2.30%    2.31%    2.32%(5)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.77)%(5)   (1.12)%  (1.00)%  (0.60)%(5)
-------------------------------------
Portfolio Turnover Rate                      16%       79%     152%     278%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                              $257      $184      $56        $25
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  March 1, 2002 (commencement of sale) through November 30, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
68

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
--------------------------------------------------------------------------------------------
                                            2005(1)     2004     2003     2002     2001(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.35     $7.62    $4.73    $4.87      $5.00
--------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)             0.04     (0.05)   (0.01)    0.02      (0.02)
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      0.96      2.03     2.90    (0.19)     (0.11)
--------------------------------------------------------------------------------------------
  Total From Investment Operations            1.00      1.98     2.89    (0.17)     (0.13)
--------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  --          --    (0.01)      --         --
-----------------------------------------
  From Net Realized Gains                    (0.29)    (0.27)      --       --         --
--------------------------------------------------------------------------------------------
  Total Distributions                        (0.29)    (0.27)   (0.01)      --         --
--------------------------------------------------------------------------------------------
Redemption Fees(4)                            --(5)     0.02     0.01     0.03         --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.06     $9.35    $7.62    $4.73      $4.87
============================================================================================
  TOTAL RETURN(6)                            10.91%    27.14%   61.54%   (2.87)%    (2.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.91%(7)     1.97%    2.00%     2.01%   2.00%(7)
-----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets               0.73%(7)   (0.63)%  (0.23)%     0.30% (0.75)%(7)
-----------------------------------------
Portfolio Turnover Rate                         58%      139%     219%      257%       147%
-----------------------------------------
Net Assets, End of Period (in thousands)   $172,325  $176,100  $72,008   $21,977     $6,569
--------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  June 1, 2001 (fund inception) through November 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using the average shares outstanding throughout the period.

(5)  Per-share amount was less than $0.005.

(6)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7)  Annualized.

See Notes to Financial Statements.

------
69

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                               2005(1)     2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $9.37      $7.63        $4.80
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)                0.05      (0.03)        0.01
------------------------------------------
  Net Realized and Unrealized Gain               0.95       2.04         2.81
--------------------------------------------------------------------------------
  Total From Investment Operations               1.00       2.01         2.82
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                       (0.29)     (0.29)          --
--------------------------------------------------------------------------------
Redemption Fees(4)                               --(5)      0.02         0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.08      $9.37        $7.63
================================================================================
  TOTAL RETURN(6)                               10.89%     27.50%       58.96%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.71%(7)      1.77%     1.80%(7)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         0.93%(7)    (0.43)%     0.18%(7)
------------------------------------------
Portfolio Turnover Rate                            58%       139%      219%(8)
------------------------------------------
Net Assets, End of Period (in thousands)           $25    $10,868       $8,523
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2005 (unaudited).

(2)  January 9, 2003 (commencement of sale) through November 30, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using the average shares outstanding throughout the period.

(5)  Per-share amount was less than $0.005.

(6)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7)  Annualized.

(8)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
70

Share Class Information

One class of shares is authorized for sale by International Stock: Investor
Class. Three classes of shares are authorized for sale by International
Discovery: Investor Class, Institutional Class, and Advisor Class. Four classes of shares are authorized for sale by Emerging Markets and Global Growth:
Investor Class, Institutional Class, Advisor Class, and C Class. Two classes of shares are authorized for sale by International Opportunities: Investor Class and Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C Class shares are higher than that of Investor Class shares. AS OF JANUARY
28, 2000, THE INTERNATIONAL DISCOVERY FUND WAS CLOSED TO NEW INVESTORS. AS OF
OCTOBER 15, 2004, INVESTMENTS ARE NO LONGER ACCEPTED INTO THE INTERNATIONAL
OPPORTUNITIES FUND.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
71

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
72

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
73

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX(SM) represents the performance of stocks in global emerging market countries.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

The S&P/CITIGROUP EMI (Extended Market Index) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

------
74

Notes

------
75

Notes

------
76

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                           PRSRT STD
                                                       U.S. POSTAGE PAID
                                                        AMERICAN CENTURY
                                                           COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                        American Century Investment Services, Inc., Distributor
0507
SH-SAN-44205S                (c)2005 American Century Proprietary Holdings, Inc.
                                                            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MAY 31, 2005

Life Sciences Fund
Technology Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Life Sciences and Technology funds for the six months ended May 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Life Sciences - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                                      --------------
                                                      AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                          1 YEAR        INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                             7.17%          0.85%          6/30/00
--------------------------------------------------------------------------------
S&P COMPOSITE 1500 HEALTH CARE INDEX       4.31%          0.07%            --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                           8.24%         -2.44%            --
--------------------------------------------------------------------------------
Institutional Class                        7.76%          0.06%          7/17/00
--------------------------------------------------------------------------------
Advisor Class                              7.04%         -1.35%         11/14/00
--------------------------------------------------------------------------------
C Class                                    6.28%          0.23%         11/29/01
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

Life Sciences - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                      2001*     2002      2003     2004    2005
--------------------------------------------------------------------------------
Investor Class                        2.62%    -6.60%   -18.63%   24.74%   7.17%
--------------------------------------------------------------------------------
S&P Composite 1500
Health Care Index                    -1.85%    -8.21%    -5.16%   12.59%   4.31%
--------------------------------------------------------------------------------
S&P 500 Index                       -12.71%   -13.85%    -8.06%   18.33%   8.24%
--------------------------------------------------------------------------------

*From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Life Sciences - Portfolio Commentary

[photo of Arnold Douville and Christy Turner]

PORTFOLIO MANAGERS ON THE LIFE SCIENCES INVESTMENT TEAM: ARNOLD DOUVILLE AND
CHRISTY TURNER.

Life Sciences rose 8.32%* during the six months ended May 31, 2005, trailing the
9.90% return of the S&P Composite 1500 Health Care Index (the Composite). Since
its June 30, 2000 inception, Life Sciences has posted an average annual return of 0.85%, outperforming the 0.07% return of the Composite.

EQUITIES MANAGE GAINS

During the six-month period covered by this report, U.S. economic growth moderated as oil prices flared to record levels, inflation increased and short-term interest rates rose, generating concern about the future of the economy and corporate profit growth. Though volatility prevailed, equities ultimately booked gains for the period, and Life Sciences received positive absolute contributions from each of its health-care industry positions and nine of its top-ten holdings on average.

STRENGTH IN HEALTH CARE PROVIDERS

The health care providers and services industry continued to generate interest and attract buyers during the six months covered by this report. The strength of the advance was evident in the 24.45% gain of the Morgan Stanley Healthcare
Providers Index, which tracks the performance of hospitals, and the 24.54% rise of the Morgan Stanley Healthcare Payors Index, which measures the progress of
HMOs.

We found many investment opportunities in the health care services area, a distinct advantage at a time when these companies led the market. This group represented, on average, our largest single stake and the greatest source of contribution to absolute performance. Numerous holdings advanced, including
Renal Care Group Inc., PacifiCare Health Systems, and WellPoint, a health maintenance organization and the portfolio's top-contributing stock. During the period, WellPoint announced that 2004 revenues had increased by 59%, driven by solid pricing, increased membership and the successful completion of its merger with Anthem, a deal valued at $16.5 billion.

TOP TEN HOLDINGS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Johnson & Johnson                            6.7%                  3.3%
--------------------------------------------------------------------------------
Abbott Laboratories                          4.2%                  2.1%
--------------------------------------------------------------------------------
Aetna Inc.                                   4.2%                  3.3%
--------------------------------------------------------------------------------
Wyeth                                        4.0%                  1.0%
--------------------------------------------------------------------------------
Genentech, Inc.                              3.8%                   --
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                        3.7%                  3.0%
--------------------------------------------------------------------------------
WellPoint Inc.                               3.6%                   --
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                            3.5%                  3.0%
--------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                                 3.2%                  5.0%
--------------------------------------------------------------------------------
Renal Care Group Inc.                        3.0%                  2.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

Life Sciences - Portfolio Commentary

Despite overwhelmingly positive results in this area, some holdings stumbled nonetheless. One that did was Centene Corp., a Medicaid managed-care company that reported a 30% increase in 2004 revenues. However, fears of enrollment weakness in Medicaid accounts created concern that prompted investors to sell the stock.

BIOTECH ADDS VALUE

Our position in the biotechnology industry also significantly augmented returns.
Company-specific developments drove gains for many individual firms, among them
Genentech, a leading biotech company that topped our list of contributors. In
March, the company announced that its lung-cancer drug Avastin had been effective in Phase III clinical trials in extending patient survival, news that sent the stock sharply higher. A report from the American Society of Clinical
Oncology stating that the firm's breast-cancer drug Herceptin improved post-surgery survival further supported the advance.

SUCCESSES AND SETBACKS

Overall, investments in the pharmaceutical industry provided lift, as did holdings in the health care equipment area. In the former group, Johnson &
Johnson paced gains, while in the latter, ResMed Inc., which makes devices to address sleep disorders, was the top name.

Ultimately, though, variations in allocation alongside untimely stock selection in those industries slowed relative performance and accounted for most of our shortfall versus the Composite. One disappointment was orthopedic-products firm
Biomet, which makes replacement joints. Though Biomet, the portfolio's top-detracting stock, fell amid various pricing pressures, we feel that the recent declines adequately reflect concerns about pricing.

OUR COMMITMENT

We remain committed to seeking the stocks of growing companies that engage in the business of providing products and services that help promote personal health and wellness. That strategy is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

TOP INDUSTRIES
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Health Care
Providers & Services                        36.7%                 30.0%
--------------------------------------------------------------------------------
Pharmaceuticals                             26.1%                 13.7%
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                        18.2%                 31.6%
--------------------------------------------------------------------------------
Biotechnology                               14.8%                 14.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                               95.8%                 98.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  5.5%                  7.4%
--------------------------------------------------------------------------------
Other Assets &
Liabilities*                                (1.3)%                (5.8)%
--------------------------------------------------------------------------------

*Includes collateral for securities lending and other assets and liabilities.

------
5

Life Sciences - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.8%

BIOTECHNOLOGY -- 14.8%
--------------------------------------------------------------------------------
           51,755  Amgen Inc.(1)                                   $  3,238,828
--------------------------------------------------------------------------------
           50,000  Charles River Laboratories(1)                      2,404,500
--------------------------------------------------------------------------------
           75,000  Genentech, Inc.(1)                                 5,943,750
--------------------------------------------------------------------------------
          143,500  Gilead Sciences, Inc.(1)                           5,854,800
--------------------------------------------------------------------------------
           36,960  Invitrogen Corp.(1)                                2,932,037
--------------------------------------------------------------------------------
          129,242  QIAGEN N.V.(1)(2)                                  1,548,319
--------------------------------------------------------------------------------
           30,000  United Therapeutics Corp.(1)(2)                    1,498,800
--------------------------------------------------------------------------------
                                                                     23,421,034
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 18.2%
--------------------------------------------------------------------------------
           80,140  Bard (C.R.), Inc.                                  5,469,555
--------------------------------------------------------------------------------
           31,185  Bausch & Lomb Inc. Cl A                            2,435,237
--------------------------------------------------------------------------------
           86,000  Baxter International, Inc.                         3,173,400
--------------------------------------------------------------------------------
           23,308  Beckman Coulter Inc.                               1,632,958
--------------------------------------------------------------------------------
           83,500  Biomet Inc.                                        3,147,115
--------------------------------------------------------------------------------
           30,000  Cooper Companies, Inc. (The)(2)                    1,981,500
--------------------------------------------------------------------------------
           29,000  E-Z-Em-Inc.(2)                                       426,880
--------------------------------------------------------------------------------
           52,000  Fisher Scientific International(1)                 3,247,920
--------------------------------------------------------------------------------
           64,000  NuVasive, Inc.(1)(2)                               1,004,800
--------------------------------------------------------------------------------
           33,000  Respironics, Inc.(1)                               2,205,720
--------------------------------------------------------------------------------
           82,858  Stryker Corp.                                      4,031,042
--------------------------------------------------------------------------------
                                                                     28,756,127
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 36.7%
--------------------------------------------------------------------------------
           85,000  Aetna Inc.                                         6,630,849
--------------------------------------------------------------------------------
           99,000  Caremark Rx Inc.(1)                                4,421,340
--------------------------------------------------------------------------------
           41,000  CIGNA Corp.                                        3,987,250
--------------------------------------------------------------------------------
           43,126  Community Health
                   Systems Inc.(1)                                    1,568,493
--------------------------------------------------------------------------------
          100,000  Covance Inc.(1)                                    4,366,000
--------------------------------------------------------------------------------
           23,500  Coventry Health Care Inc.(1)                       1,636,070
--------------------------------------------------------------------------------
           37,500  DaVita Inc.(1)                                     1,727,250
--------------------------------------------------------------------------------
           85,000  Henry Schein, Inc.(1)(2)                           3,424,650
--------------------------------------------------------------------------------
           36,148  LifePoint Hospitals Inc.(1)                        1,625,937
--------------------------------------------------------------------------------
           62,000  McKesson Corp.                                     2,496,740
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           66,261  PacifiCare Health
                   Systems, Inc.(1)                                $  4,163,179
--------------------------------------------------------------------------------
          150,000  PSS World Medical Inc.(1)(2)                       1,761,000
--------------------------------------------------------------------------------
          103,500  Renal Care Group Inc.(1)                           4,785,840
--------------------------------------------------------------------------------
           66,000  SFBC International, Inc.(1)(2)                     2,310,660
--------------------------------------------------------------------------------
           99,402  Symbion Inc.(1)(2)                                 2,345,887
--------------------------------------------------------------------------------
          105,000  UnitedHealth Group
                   Incorporated                                       5,100,900
--------------------------------------------------------------------------------
           42,951  WellPoint Inc.(1)                                  5,712,483
--------------------------------------------------------------------------------
                                                                     58,064,528
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 26.1%
--------------------------------------------------------------------------------
          138,361  Abbott Laboratories                                6,674,535
--------------------------------------------------------------------------------
           15,000  American Pharmaceutical
                   Partners Inc.(1)(2)                                  658,800
--------------------------------------------------------------------------------
          105,000  AstraZeneca plc ADR                                4,464,600
--------------------------------------------------------------------------------
          158,000  Johnson & Johnson                                 10,601,800
--------------------------------------------------------------------------------
          170,000  Pfizer, Inc.                                       4,743,000
--------------------------------------------------------------------------------
           90,000  Sanofi-Aventis ADR(2)                              4,050,000
--------------------------------------------------------------------------------
          200,000  Schering-Plough Corp.                              3,900,000
--------------------------------------------------------------------------------
          145,000  Wyeth                                              6,288,650
--------------------------------------------------------------------------------
                                                                     41,381,385
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $130,978,108)                                                 151,623,074
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.5%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.59%-4.64%,
11/15/21-8/15/25, valued at $8,160,145),
in a joint trading account at 2.91%,
dated 5/31/05, due 6/1/05
(Delivery value $7,900,639)                                           7,900,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.25%, 8/15/23, valued
at $822,696), in a joint trading account at
2.90%, dated 5/31/05, due 6/1/05
(Delivery value $800,064)                                               800,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,700,000)                                                     8,700,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Life Sciences - Schedule of Investments

MAY 31, 2005 (UNAUDITED)
                                                                        Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 9.9%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 3.05%,
dated 5/31/05, due 6/1/05
(Delivery value $5,720,926)                                        $  5,720,441
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.06%, dated 5/31/05,
due 6/1/05 (Delivery value $10,000,850)                              10,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $15,720,441)                                                   15,720,441
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 111.2%
(Cost $155,398,549)                                                 176,043,515
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (11.2)%                             (17,713,407)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $158,330,108
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of May 31, 2005.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
7

Technology - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                                      --------------
                                                      AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                          1 YEAR        INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                            -7.12%         -19.75%         6/30/00
--------------------------------------------------------------------------------
S&P COMPOSITE 1500 TECHNOLOGY INDEX        0.36%         -16.12%           --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                           8.24%          -2.44%           --
--------------------------------------------------------------------------------
Institutional Class                       -6.90%         -21.37%         7/14/00
--------------------------------------------------------------------------------
Advisor Class                             -7.32%         -19.98%         6/30/00
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
8

Technology - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                     2001*     2002      2003     2004     2005
--------------------------------------------------------------------------------
Investor Class                     -50.80%   -30.49%   -10.64%   19.44%   -7.12%
--------------------------------------------------------------------------------
S&P Composite 1500
Technology Index                   -49.39%   -27.13%    -7.11%   22.54%    0.36%
--------------------------------------------------------------------------------
S&P 500 Index                      -12.71%   -13.85%    -8.06%   18.33%    8.24%
--------------------------------------------------------------------------------

*From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
9

Technology - Portfolio Commentary

[photo of Harold Bradley and Tom Telford]

PORTFOLIO MANAGERS ON THE TECHNOLOGY INVESTMENT TEAM: HAROLD BRADLEY AND TOM
TELFORD.

Technology fell 6.87%* during the six months ended May 31, 2005, trailing the return of its benchmark, the S&P Composite 1500 Technology Index, which declined
1.39%.

SMALL CAPS SLIDE

The U.S. economy grew at a 3.8% annualized rate in the first quarter of 2005, remaining steady with a 3.8% annualized rate in the fourth-quarter of 2004, amid record-high oil prices, rising interest rates and a modest increase in inflation.

Rising interest rates and general compression of price/earnings multiples as the six-month period progressed hampered markets, disproportionately affecting small-cap stocks. Markets as a whole rebounded as the period ended, though, as crude oil prices moderated, job growth improved and inflation concerns abated.

Nevertheless, the Technology fund, tilted toward small-cap stocks, felt the pain that small caps endured. During the period, large-cap technology stocks in the
S&P 500 Index fell 1.29%, whereas small-cap tech issues in the S&P SmallCap 600
Index fell 4.08%. Meanwhile, the technology sector as a whole struggled to shake off sluggish post-holiday demand for computers and related equipment.

WELL-KNOWN STOCKS MAKE POSITIVE MARK

An overweight position in the industrials sector, specifically in the aerospace
& defense industry, boosted the Technology fund's relative performance in the period. A stake in Boeing, whose shares surged 19.28%, led the portfolio's selections in that industry. The company benefited during the period from several new jet orders.

Two other well-known individual securities led the portfolio's list of relative and absolute contributors. Google's shares continued surging as online traffic to its search engines kept rising. In addition, shares in Seagate Technology rose considerably in the period's final month. The hard-disk drive maker, the second-largest average holding in the portfolio, topped Wall Street estimates with its

TOP TEN HOLDINGS
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Seagate Technology                           5.3%                  1.5%
--------------------------------------------------------------------------------
Google Inc. Cl A                             4.8%                  2.5%
--------------------------------------------------------------------------------
Intel Corp.                                  4.6%                    --
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                          3.2%                    --
--------------------------------------------------------------------------------
Boeing Co.                                   3.0%                    --
--------------------------------------------------------------------------------
Cisco Systems Inc.                           2.9%                    --
--------------------------------------------------------------------------------
Microsoft Corporation                        2.9%                    --
--------------------------------------------------------------------------------
Western Digital Corp.                        2.8%                    --
--------------------------------------------------------------------------------
aQuantive, Inc.                              2.6%                    --
--------------------------------------------------------------------------------
Itron Inc.                                   2.5%                    --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
10

Technology - Portfolio Commentary

fiscal third-quarter 2005 earnings report and projected seasonally strong results in the months ahead.

Itron, a technology solutions provider for the utilities industry and a maker of automated meter-reading equipment, also made a solid contribution to the portfolio's results. The company's stock almost doubled amid a solid increase in revenue and shipments.

SOFTWARE BLUES

The portfolio's performance suffered from an underweight stake in both the communications equipment industry and semiconductors and semiconductor equipment. In the latter industry, an underweight position in Intel, whose shares surged 20.49% in the period, made that stock the portfolio's second-biggest detractor on a relative basis.

However, stock selection in the software industry made by far the most detrimental impact on the Technology fund's performance. TIBCO Software, a maker of business software, led all absolute and relative detractors. TIBCO's shares fell sharply in early March 2005 after the company warned investors of surprisingly weak earnings results. We liquidated our position in the stock.

Stocks in other IT industries also hurt performance. Shares in QLogic, a maker of storage networking components and one of the portfolio's top five average holdings, slid in the latter portion of the period. That happened after a leading analyst downgraded the stock as investors worried about slowing growth in the storage network business.

The portfolio also suffered from the performance of Merix Corp., which makes circuit boards for sophisticated electrical equipment. The company lost a third of its market value as investors disdained its planned acquisition of a Hong
Kong-based rival. We sold our stake in the company.

OUR COMMITMENT

We remain committed to pursuing investments in growing companies with the opportunity to benefit significantly from improvements or advancements in technology.

TOP FIVE INDUSTRIES
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Computers & Peripherals                     18.0%                 16.2%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                     17.3%                 10.9%
--------------------------------------------------------------------------------
Communications
Equipment                                   16.6%                 17.4%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                               13.3%                  4.6%
--------------------------------------------------------------------------------
Internet Software
& Services                                  12.8%                 12.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
Common Stocks                               99.2%                 99.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   --                   0.6%
--------------------------------------------------------------------------------
Other Assets &
Liabilities*                                 0.8%                 (0.2)%
--------------------------------------------------------------------------------

*Includes collateral for securities lending and other assets and liabilities.

------
11

Technology - Schedule of Investments

MAY 31, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.2%

AEROSPACE & DEFENSE -- 7.3%
--------------------------------------------------------------------------------
          171,000  BE Aerospace, Inc.(1)(2)                        $  2,474,370
--------------------------------------------------------------------------------
           64,700  Boeing Co.                                         4,134,330
--------------------------------------------------------------------------------
           54,800  Goodrich Corporation                               2,293,928
--------------------------------------------------------------------------------
           58,000  Hexcel Corp.(1)                                      947,720
--------------------------------------------------------------------------------
                                                                      9,850,348
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
           64,800  American Reprographics
                   Co.(1)(2)                                            965,520
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 16.6%
--------------------------------------------------------------------------------
          252,400  Arris Group Inc.(1)                                2,185,784
--------------------------------------------------------------------------------
          205,700  Cisco Systems Inc.(1)                              3,986,466
--------------------------------------------------------------------------------
          236,300  ECI Telecom Ltd.(1)                                2,086,529
--------------------------------------------------------------------------------
           79,800  Juniper Networks, Inc.(1)                          2,046,072
--------------------------------------------------------------------------------
          119,100  Motorola, Inc.                                     2,068,767
--------------------------------------------------------------------------------
           57,000  Netgear, Inc.(1)(2)                                1,121,190
--------------------------------------------------------------------------------
           56,000  Nokia Oyj ADR                                        944,160
--------------------------------------------------------------------------------
           92,700  Scientific-Atlanta, Inc.                           3,086,910
--------------------------------------------------------------------------------
           82,900  SiRF Technology
                   Holdings, Inc.(1)(2)                               1,173,864
--------------------------------------------------------------------------------
           61,700  Telefonaktiebolaget LM
                   Ericsson ADR                                       1,939,231
--------------------------------------------------------------------------------
          245,400  Tellabs, Inc.(1)                                   2,017,188
--------------------------------------------------------------------------------
                                                                     22,656,161
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 18.0%
--------------------------------------------------------------------------------
           55,202  Apple Computer, Inc.(1)                            2,192,071
--------------------------------------------------------------------------------
          213,700  EMC Corp.(1)                                       3,004,622
--------------------------------------------------------------------------------
          163,100  Emulex Corp.(1)(2)                                 3,082,590
--------------------------------------------------------------------------------
          119,000  High Tech Computer Corp. ORD                       1,052,846
--------------------------------------------------------------------------------
           98,800  Neoware Systems Inc.(1)(2)                           999,856
--------------------------------------------------------------------------------
           37,600  palmOne, Inc.(1)(2)                                1,068,592
--------------------------------------------------------------------------------
           63,000  QLogic Corp.(1)(2)                                 2,017,260
--------------------------------------------------------------------------------
          337,600  Seagate Technology                                 7,163,872
--------------------------------------------------------------------------------
          258,400  Western Digital Corp.(1)                           3,878,584
--------------------------------------------------------------------------------
                                                                     24,460,293
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
           28,000  Motech Industries Inc. ORD(1)                        418,683
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 13.3%
--------------------------------------------------------------------------------
           85,100  Agilent Technologies, Inc.(1)                      2,043,251
--------------------------------------------------------------------------------
          610,000  Chi Mei Optoelectronics
                   Corp. ORD                                            961,725
--------------------------------------------------------------------------------
          428,000  Hon Hai Precision
                   Industry Co., Ltd. ORD                             2,244,731
--------------------------------------------------------------------------------
           82,700  Itron Inc.(1)                                      3,399,797
--------------------------------------------------------------------------------
          148,900  Jabil Circuit, Inc.(1)                             4,352,347
--------------------------------------------------------------------------------
          131,900  NAM TAI Electronics Inc.(2)                        2,847,721
--------------------------------------------------------------------------------
          163,300  Plexus Corp.(1)                                    2,245,375
--------------------------------------------------------------------------------
                                                                     18,094,947
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.6%
--------------------------------------------------------------------------------
           33,800  Cerner Corporation(1)(2)                        $  2,208,830
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.8%
--------------------------------------------------------------------------------
           50,200  Stamps.com Inc.(1)(2)                              1,122,472
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 12.8%
--------------------------------------------------------------------------------
          227,400  aQuantive, Inc.(1)(2)                              3,499,686
--------------------------------------------------------------------------------
           23,700  Google Inc. Cl A(1)                                6,598,080
--------------------------------------------------------------------------------
           96,600  VeriSign, Inc.(1)                                  3,125,010
--------------------------------------------------------------------------------
           82,900  WebEx Communications,
                   Inc.(1)(2)                                         2,226,694
--------------------------------------------------------------------------------
           54,100  Yahoo! Inc.(1)                                     2,012,520
--------------------------------------------------------------------------------
                                                                     17,461,990
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 17.3%
--------------------------------------------------------------------------------
           46,000  Altera Corp.(1)                                    1,020,740
--------------------------------------------------------------------------------
           26,400  Analog Devices, Inc.                                 978,912
--------------------------------------------------------------------------------
          122,900  Applied Materials, Inc.                            2,016,789
--------------------------------------------------------------------------------
          153,500  Cypress Semiconductor
                   Corp.(1)(2)                                        1,984,755
--------------------------------------------------------------------------------
           76,600  DSP Group Inc.(1)                                  1,801,632
--------------------------------------------------------------------------------
          120,100  Genesis Microchip Inc.(1)(2)                       1,987,655
--------------------------------------------------------------------------------
           48,400  Integrated Circuit Systems,
                   Inc.(1)                                            1,025,596
--------------------------------------------------------------------------------
          235,000  Intel Corp.                                        6,328,550
--------------------------------------------------------------------------------
           22,500  International Rectifier Corp.(1)                   1,075,050
--------------------------------------------------------------------------------
           52,700  Intersil Corp. Cl A(2)                               988,652
--------------------------------------------------------------------------------
          101,200  Microsemi Corporation(1)(2)                        2,087,756
--------------------------------------------------------------------------------
           54,000  Trident Microsystems, Inc.(1)(2)                   1,143,720
--------------------------------------------------------------------------------
        1,719,000  Via Technologies, Inc. ORD                         1,118,049
--------------------------------------------------------------------------------
                                                                     23,557,856
--------------------------------------------------------------------------------
SOFTWARE -- 10.1%
--------------------------------------------------------------------------------
          241,600  Informatica Corporation(1)(2)                      2,072,928
--------------------------------------------------------------------------------
           85,100  McAfee Inc.(1)                                     2,440,668
--------------------------------------------------------------------------------
           22,500  Micros Systems, Inc.(1)                            1,012,050
--------------------------------------------------------------------------------
          154,100  Microsoft Corporation                              3,975,780
--------------------------------------------------------------------------------
          167,300  NetScout Systems, Inc.(1)(2)                       1,030,568
--------------------------------------------------------------------------------
           33,039  Phoenix Technologies Ltd.(1)                         268,277
--------------------------------------------------------------------------------
           48,000  SAP AG ADR                                         1,980,000
--------------------------------------------------------------------------------
           44,600  Transaction Systems
                   Architects, Inc.(1)                                1,015,988
--------------------------------------------------------------------------------
                                                                     13,796,259
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
           47,500  China Mobile Hong Kong Ltd.
                   ORD                                                  173,704
--------------------------------------------------------------------------------
          432,000  China Unicom Limited ORD                             347,055
--------------------------------------------------------------------------------
                                                                        520,759
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $118,728,564)                                                 135,114,118
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Technology - Schedule of Investments

MAY 31, 2005 (UNAUDITED)
                                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 18.4%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 3.05%,
dated 5/31/05, due 6/1/05
(Delivery value $15,102,601)                                       $ 15,101,322
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.06%, dated 5/31/05,
due 6/1/05 (Delivery value $10,000,850)                              10,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $25,101,322)                                                   25,101,322
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 117.6%
(Cost $143,829,886)                                                 160,215,440
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (17.6)%                             (23,969,809)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $136,245,631
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of May 31, 2005.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
13

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
14

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     12/1/04 -        EXPENSE
                         12/1/04        5/31/05          5/31/05        RATIO*
--------------------------------------------------------------------------------
LIFE SCIENCES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,083.20          $7.79         1.50%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,084.40          $6.76         1.30%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,081.90          $9.08         1.75%
--------------------------------------------------------------------------------
C Class                  $1,000        $1,076.80         $12.94         2.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,017.45          $7.54         1.50%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,018.45          $6.54         1.30%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,016.21          $8.80         1.75%
--------------------------------------------------------------------------------
C Class                  $1,000        $1,012.47         $12.54         2.50%
--------------------------------------------------------------------------------
TECHNOLOGY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000          $931.30          $7.22         1.50%
--------------------------------------------------------------------------------
Institutional Class      $1,000          $932.50          $6.26         1.30%
--------------------------------------------------------------------------------
Advisor Class            $1,000          $930.40          $8.42         1.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,017.45          $7.54         1.50%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,018.45          $6.54         1.30%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,016.21          $8.80         1.75%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
15

Statement of Assets and Liabilities

MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   LIFE SCIENCES    TECHNOLOGY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$139,678,108 and $118,728,564, respectively) --
including $15,317,016 and $25,156,505 of
securities on loan, respectively                   $160,323,074    $135,114,118
-----------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $15,720,441 and $25,101,322,
respectively)                                        15,720,441      25,101,322
--------------------------------------------------------------------------------
Total investment securities, at value (cost of
$155,398,549 and $143,829,886, respectively)        176,043,515     160,215,440
-----------------------------------------------
Cash collateral received for securities on loan              --             150
-----------------------------------------------
Receivable for investments sold                              --       1,585,597
-----------------------------------------------
Receivable for capital shares sold                        2,210          10,767
-----------------------------------------------
Dividends and interest receivable                       162,219          53,888
--------------------------------------------------------------------------------
                                                    176,207,944     161,865,842
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                               15,720,441      25,101,472
-----------------------------------------------
Disbursements in excess of
demand deposit cash                                     123,371          77,670
-----------------------------------------------
Payable for investments purchased                     1,833,379         275,989
-----------------------------------------------
Accrued management fees                                 200,567         165,054
-----------------------------------------------
Distribution fees payable                                    44              13
-----------------------------------------------
Service fees payable                                         34              13
--------------------------------------------------------------------------------
                                                     17,877,836      25,620,211
--------------------------------------------------------------------------------
NET ASSETS                                         $158,330,108    $136,245,631
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)            $171,035,878   $ 369,707,128
-----------------------------------------------
Accumulated net investment loss                        (914,380)       (780,039)
-----------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                   (32,436,784)   (249,067,028)
-----------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                20,645,394      16,385,570
--------------------------------------------------------------------------------
                                                   $158,330,108   $ 136,245,631
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $154,129,223    $129,670,107
-----------------------------------------------
Shares outstanding                                   30,318,045       7,649,543
-----------------------------------------------
Net asset value per share                                 $5.08          $16.95
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                           $4,040,871      $6,510,534
-----------------------------------------------
Shares outstanding                                      786,684         379,856
-----------------------------------------------
Net asset value per share                                 $5.14          $17.14
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                             $135,306         $64,990
-----------------------------------------------
Shares outstanding                                       26,939           3,890
-----------------------------------------------
Net asset value per share                                 $5.02          $16.71
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                              $24,708              --
-----------------------------------------------
Shares outstanding                                        5,034              --
-----------------------------------------------
Net asset value per share                                 $4.91              --
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   LIFE SCIENCES    TECHNOLOGY
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------
Dividends (net of foreign taxes withheld
of $8,985 and $--, respectively)                    $   414,378    $    188,122
-----------------------------------------------
Interest                                                 81,934          74,482
-----------------------------------------------
Securities lending                                       19,454          73,340
--------------------------------------------------------------------------------
                                                        515,766         335,944
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------
Management fees                                       1,184,572       1,112,433
-----------------------------------------------
Distribution fees:
-----------------------------------------------
  Advisor Class                                             160              86
-----------------------------------------------
  C Class                                                    94              --
-----------------------------------------------
Service fees:
-----------------------------------------------
  Advisor Class                                             160              86
-----------------------------------------------
  C Class                                                    31              --
-----------------------------------------------
Directors' fees and expenses                              1,044           1,042
-----------------------------------------------
Other expenses                                              889           2,336
--------------------------------------------------------------------------------
                                                      1,186,950       1,115,983
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                    (671,184)       (780,039)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
-----------------------------------------------
Investment transactions                               8,749,224       1,232,435
-----------------------------------------------
Foreign currency transactions                           127,569           3,710
--------------------------------------------------------------------------------
                                                      8,876,793       1,236,145
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-----------------------------------------------
Investments                                           4,514,390     (11,689,905)
-----------------------------------------------
Translation of assets and liabilities
in foreign currencies                                     3,343              16
--------------------------------------------------------------------------------
                                                      4,517,733     (11,689,889)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)              13,394,526     (10,453,744)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $12,723,342    $(11,233,783)
================================================================================

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------
                                           LIFE SCIENCES                    TECHNOLOGY
-----------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                 2005             2004           2005            2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment loss               $   (671,184)   $ (1,417,072)   $   (780,039)   $ (2,462,822)
-------------------------------
Net realized gain                    8,876,793      21,887,794       1,236,145      10,958,405
-------------------------------
Change in net
unrealized appreciation              4,517,733      (8,848,736)    (11,689,889)    (26,806,754)
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                     12,723,342      11,621,986     (11,233,783)    (18,311,171)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions                 (13,565,188)    (16,712,454)    (27,390,151)    (19,912,500)
-----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            (841,846)     (5,090,468)    (38,623,934)    (38,223,671)

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period                159,171,954     164,262,422     174,869,565     213,093,236
-----------------------------------------------------------------------------------------------
End of period                     $158,330,108    $159,171,954    $136,245,631    $174,869,565
===============================================================================================

Accumulated net investment loss      $(914,380)      $(243,196)      $(780,039)             --
===============================================================================================

See Notes to Financial Statements.

------
18

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life Sciences) and
Technology Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are nondiversified under the 1940 Act. The funds' investment objectives are to seek capital growth. Life Sciences and
Technology pursue their objectives by investing primarily in stocks of growing companies in the life sciences and in the technology and
telecommunications-related sectors, respectively. Life Sciences invests at least
80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Technology invests at least
80% of its assets in companies principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Life Sciences is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. Technology is authorized to issue the Investor Class, the Institutional Class and the Advisor Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

                                                                    (continued)

------
19

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM for Technology and ACGIM for Life Sciences (the investment advisor, respectively), under which the investment advisor provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by the investment advisor. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the

                                                                    (continued)

------
20

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

investment advisor's assets under management in each fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Life Sciences is as follows:

--------------------------------------------------------------------------------
                                        INVESTOR & C   INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                         1.50%           1.30%          1.25%
--------------------------------------------------------------------------------
Next $250 million                          1.40%           1.20%          1.15%
--------------------------------------------------------------------------------
Over $500 millon                           1.30%           1.10%          1.05%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Technology is as follows:

--------------------------------------------------------------------------------
                                          INVESTOR     INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                         1.50%           1.30%          1.25%
--------------------------------------------------------------------------------
Next $250 million                          1.40%           1.20%          1.15%
--------------------------------------------------------------------------------
Next $250 million                          1.30%           1.10%          1.05%
--------------------------------------------------------------------------------
Over $1 billon                             1.20%           1.00%          0.95%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the six months ended May 31, 2005 was 1.50%, 1.30%, 1.25%, and 1.50% for the Investor
Class, Institutional Class, Advisor Class and C Class, respectively, as applicable.

ACGIM has entered into a Subadvisory Agreement with ACIM (the investment subadvisor) on behalf of Life Sciences. The subadvisor makes investment decisions for the cash portion of Life Sciences in accordance with Life
Sciences' investment objectives, policies and restrictions under the supervision of ACGIM and the Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of Life Sciences.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                Advisor      C
--------------------------------------------------------------------------------
Distribution Fee                                                 0.25%     0.75%
--------------------------------------------------------------------------------
Service Fee                                                      0.25%     0.25%
--------------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended May 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM or ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American
Century Services Corporation).

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

                                                                    (continued)

------
21

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2005, were as follows:
--------------------------------------------------------------------------------
                                                   LIFE SCIENCES     TECHNOLOGY
--------------------------------------------------------------------------------
Purchases                                           $144,503,970    $240,862,632
--------------------------------------------------------------------------------
Proceeds from sales                                 $162,768,378    $269,386,632
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------
                                           LIFE SCIENCES                   TECHNOLOGY
-----------------------------------------------------------------------------------------------
                                      SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                   200,000,000                    100,000,000
===============================================================================================
Sold                                  2,102,035    $ 10,317,008        711,622    $ 12,190,386
-----------------------------
Redeemed                             (4,916,164)    (24,134,908)    (2,237,423)    (38,753,289)
-----------------------------------------------------------------------------------------------
Net decrease                         (2,814,129)   $(13,817,900)    (1,525,801)   $(26,562,903)
===============================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                   200,000,000                    300,000,000
===============================================================================================
Sold                                  4,682,262    $ 21,845,836      3,341,359    $ 63,088,939
-----------------------------
Redeemed                             (8,256,607)    (37,835,256)    (4,527,740)    (81,535,533)
-----------------------------------------------------------------------------------------------
Net decrease                         (3,574,345)   $(15,989,420)    (1,186,381)   $(18,446,594)
===============================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                     5,000,000                      5,000,000
===============================================================================================
Sold                                    217,243      $1,090,490         78,586     $ 1,333,502
-----------------------------
Redeemed                               (171,413)       (854,439)      (123,311)     (2,152,477)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  45,830      $  236,051        (44,725)    $  (818,975)
===============================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                     5,000,000                     15,000,000
===============================================================================================
Sold                                    216,829     $ 1,021,168        107,175     $ 2,121,461
-----------------------------
Redeemed                               (390,095)     (1,817,348)      (198,924)     (3,647,932)
-----------------------------------------------------------------------------------------------
Net decrease                           (173,266)    $  (796,180)       (91,749)    $(1,526,471)
===============================================================================================

                                                                    (continued)

------
22

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                           LIFE SCIENCES                   TECHNOLOGY
-----------------------------------------------------------------------------------------------
                                      SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                     5,000,000                      5,000,000
===============================================================================================
Sold                                      8,794        $ 42,413            394        $  6,656
-----------------------------
Redeemed                                 (4,832)        (23,236)          (861)        (14,929)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                   3,962        $ 19,177           (467)       $ (8,273)
===============================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                     5,000,000                      5,000,000
===============================================================================================
Sold                                     15,648        $ 73,369          3,757         $66,253
-----------------------------
Redeemed                                 (3,378)        (14,968)          (333)         (5,688)
-----------------------------------------------------------------------------------------------
Net increase                             12,270        $ 58,401          3,424         $60,565
===============================================================================================
C CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2005

SHARES AUTHORIZED                     5,000,000                            N/A
===============================================================================================
Redeemed                                   (527)        $(2,516)
===============================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                    10,000,000                            N/A
===============================================================================================
Sold                                      4,908         $22,515
-----------------------------
Redeemed                                 (1,714)         (7,770)
-----------------------------------------------------------------------------------------------
Net increase                              3,194         $14,745
===============================================================================================

5. SECURITIES LENDING

As of May 31, 2005, securities in Life Sciences and Technology valued at
$15,317,016 and $25,156,505, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $15,720,441 and
$25,101,472, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the six months ended May
31, 2005.

                                                                    (continued)

------
23

Notes to Financial Statements

MAY 31, 2005 (UNAUDITED)

7. RISK FACTORS

The funds concentrate their investments in a narrow segment of the total market.
Because of this, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                LIFE SCIENCES        TECHNOLOGY
--------------------------------------------------------------------------------
Federal tax cost of investments                  $155,426,578       $143,972,72
================================================================================
Gross tax appreciation of investments             $21,610,898       $17,378,289
---------------------------------------------
Gross tax depreciation of investments                (993,961)       (1,135,578)
--------------------------------------------------------------------------------
Net tax appreciation of investments               $20,616,937       $16,242,711
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and currency loss deferral amounts as of November 30, 2004:

--------------------------------------------------------------------------------
                                                LIFE SCIENCES        TECHNOLOGY
--------------------------------------------------------------------------------
Accumulated capital losses                       $(41,261,426)    $(249,809,131)
--------------------------------------------------------------------------------
Currency loss deferral                              $(249,940)               --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                   2008               2009              2010
--------------------------------------------------------------------------------
Life Sciences                           --        $(9,534,587)     $(31,726,839)
--------------------------------------------------------------------------------
Technology                     $(8,399,280)     $(188,675,022)     $(52,734,829)
--------------------------------------------------------------------------------

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
24

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $4.69       $4.36       $3.54       $4.87       $5.28       $5.00
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(3)         (0.02)      (0.04)      (0.03)      (0.04)      (0.03)      (0.02)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.41        0.37        0.85       (1.29)      (0.25)       0.30
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.39        0.33        0.82       (1.33)      (0.28)       0.28
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Realized Gains                    --          --          --          --       (0.13)         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.08       $4.69       $4.36       $3.54       $4.87       $5.28
====================================================================================================
  TOTAL RETURN(4)                 8.32%       7.57%      23.16%     (27.31)%     (5.35)%      5.60%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.50%(5)       1.50%       1.50%       1.50%       1.50%    1.50%(5)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (0.85)%(5)     (0.85)%     (0.89)%     (0.88)%     (0.61)%  (0.95)%(5)
-------------------------
Portfolio Turnover Rate             95%        215%        138%        272%        206%         64%
-------------------------
Net Assets, End of Period
(in thousands)                 $154,129    $155,530    $160,187    $146,324    $227,341    $233,785
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) June 30, 2000 (fund inception) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
25

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $4.74       $4.40       $3.56       $4.89       $5.28       $5.26
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(3)         (0.01)      (0.03)      (0.03)      (0.03)      (0.02)      (0.02)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.41        0.37        0.87       (1.30)      (0.24)       0.04
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.40        0.34        0.84       (1.33)      (0.26)       0.02
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Realized Gains                    --          --          --          --       (0.13)        --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.14       $4.74       $4.40       $3.56       $4.89       $5.28
====================================================================================================
  TOTAL RETURN(4)                 8.44%       7.73%      23.60%     (27.20)%     (4.97)%      0.38%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.30%(5)       1.30%       1.30%       1.30%       1.30%    1.30%(5)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (0.65)%(5)     (0.65)%     (0.69)%     (0.68)%     (0.41)%  (0.80)%(5)
-------------------------
Portfolio Turnover Rate             95%        215%        138%        272%        206%      64%(6)
-------------------------
Net Assets, End of Period
(in thousands)                   $4,041      $3,510      $4,019      $3,365      $4,348      $3,363
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) July 17, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (fund inception) through November
    30, 2000.

See Notes to Financial Statements.

------
26

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $4.64       $4.33       $3.51       $4.86       $5.28       $5.48
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(3)         (0.02)      (0.05)      (0.04)      (0.05)      (0.04)       --(4)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.40        0.36        0.86       (1.30)      (0.25)      (0.20)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.38        0.31        0.82       (1.35)      (0.29)      (0.20)
----------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Realized Gains                    --          --          --          --       (0.13)         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.02       $4.64       $4.33       $3.51       $4.86       $5.28
====================================================================================================
  TOTAL RETURN(5)                 8.19%       7.16%      23.36%     (27.78)%     (5.55)%     (3.65)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.75%(6)       1.75%       1.75%       1.75%       1.75%    1.75%(6)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (1.10)%(6)     (1.10)%     (1.14)%     (1.13)%     (0.86)%  (0.99)%(6)
-------------------------
Portfolio Turnover Rate             95%        215%        138%        272%        206%      64%(7)
-------------------------
Net Assets, End of Period
(in thousands)                     $135        $107         $46         $25         $13         $11
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) November 14, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (fund inception) through November
    30, 2000.

See Notes to Financial Statements.

------
27

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                                       C CLASS
---------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002       2001(2)
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $4.56       $4.28       $3.49       $4.87       $4.87
---------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(3)         (0.04)      (0.08)      (0.07)      (0.08)      --(4)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.39        0.36        0.86       (1.30)      --(4)
---------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.35        0.28        0.79       (1.38)      --(4)
---------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $4.91       $4.56       $4.28       $3.49       $4.87
=======================================================================================
  TOTAL RETURN(5)                 7.68%       6.54%      22.64%     (28.34)%      0.00%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     2.50%(6)       2.50%       2.50%       2.50%    2.50%(6)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (1.85)%(6)     (1.85)%     (1.89)%     (1.88)%  (1.46)%(6)
-------------------------
Portfolio Turnover Rate             95%        215%        138%        272%     206%(7)
-------------------------
Net Assets, End of Period
(in thousands)                      $25         $25         $10          $6          $3
---------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) November 29, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
28

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004       2003(2)     2002(2)     2001(2)   2000(2)(3)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $18.20      $19.58      $14.40      $20.90      $31.90      $50.00
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(4)         (0.09)      (0.24)      (0.19)      (0.20)      (0.20)      (0.20)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.16)      (1.14)       5.37       (6.30)     (10.80)     (17.90)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (1.25)      (1.38)       5.18       (6.50)     (11.00)     (18.10)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $16.95      $18.20      $19.58      $14.40      $20.90      $31.90
====================================================================================================
  TOTAL RETURN(5)                (6.87)%     (7.05)%     35.97%     (31.10)%    (34.48)%    (36.20)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.50%(6)       1.50%       1.50%       1.50%       1.50%    1.50%(6)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (1.05)%(6)     (1.30)%     (1.25)%     (1.20)%     (0.79)%  (0.83)%(6)
-------------------------
Portfolio Turnover Rate            165%        279%        218%        251%        356%        125%
-------------------------
Net Assets, End of Period
(in thousands)                 $129,670    $166,986    $202,884    $127,767    $173,877    $195,776
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) June 30, 2000 (fund inception) through November 30, 2000.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
29

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004       2003(2)     2002(2)     2001(2)   2000(2)(3)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $18.38      $19.74      $14.50      $21.00      $31.90      $55.40
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(4)         (0.07)      (0.20)      (0.16)      (0.20)      (0.20)      (0.10)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.17)      (1.16)       5.40       (6.30)     (10.70)     (23.40)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (1.24)      (1.36)       5.24       (6.50)     (10.90)     (23.50)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $17.14      $18.38      $19.74      $14.50      $21.00      $31.90
====================================================================================================
  TOTAL RETURN(5)                (6.75)%     (6.89)%     36.14%     (30.95)%    (34.17)%    (42.42)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.30%(6)       1.30%       1.30%       1.30%       1.30%    1.30%(6)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (0.85)%(6)     (1.10)%     (1.05)%     (1.00)%     (0.59)%  (0.70)%(6)
-------------------------
Portfolio Turnover Rate            165%        279%        218%        251%        356%     125%(7)
-------------------------
Net Assets, End of Period
(in thousands)                   $6,511      $7,805     $10,191      $8,444      $9,198      $7,995
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) July 14, 2000 (commencement of sale) through November 30, 2000.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (fund inception) through November
    30, 2000.

See Notes to Financial Statements.

------
30

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004       2003(2)     2002(2)     2001(2)   2000(2)(3)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $17.96      $19.37      $14.30      $20.80      $31.90      $50.00
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(4)         (0.11)      (0.27)      (0.20)      (0.20)      (0.20)      (0.20)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.14)      (1.14)       5.27       (6.30)     (10.90)     (17.90)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (1.25)      (1.41)       5.07       (6.50)     (11.10)     (18.10)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $16.71      $17.96      $19.37      $14.30      $20.80      $31.90
====================================================================================================
  TOTAL RETURN(5)                (6.96)%     (7.28)%     35.45%     (31.25)%    (34.80)%    (36.20)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.75%(6)       1.75%       1.75%       1.75%       1.75%    1.75%(6)
-------------------------
Ratio of Net Investment
Lossto Average
Net Assets                   (1.30)%(6)     (1.55)%     (1.50)%     (1.45)%     (1.04)%  (1.08)%(6)
-------------------------
Portfolio Turnover Rate            165%        279%        218%        251%        356%        125%
-------------------------
Net Assets, End of Period
(in thousands)                      $65         $78         $18         $54          $1         $43
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2005 (unaudited).

(2) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) June 30, 2000 (commencement of sale) through November 30, 2000.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
31

Share Class Information

Four classes of shares are authorized for sale by Life Sciences: Investor Class,
Institutional Class, Advisor Class and C Class. Three classes of shares are authorized for sale by Technology: Investor Class, Institutional Class and
Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C
Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
32

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc. and American Century Global
Investment Management, Inc., the funds' investment advisors, are responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at
sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
33

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The MORGAN STANLEY HEALTHCARE PAYOR INDEX is an equal dollar-weighted index designed to measure the performance of companies involved in the business of managing the health care dollar, including HMOs (health maintenance organizations) and PBMs (pharmaceutical benefit managers).

The MORGAN STANLEY HEALTHCARE PROVIDERS INDEX is an equal dollar- weighted index designed to measure the performance of companies involved in the business of hospital management and medical/nursing services.

The S&P COMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap 600 indices. The S&P COMPOSITE 1500 HEALTH CARE INDEX represents those S&P Composite
1500 companies in two main industry groups: Health care equipment and supplies companies or companies that provide health care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products. The S&P COMPOSITE 1500 TECHNOLOGY INDEX represents those S&P Composite 1500 companies in two main industry groups: Technology software and services companies, and technology hardware and equipment companies.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
34

Notes

------
35

Notes

------
36

[inside back cover - blank

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISORS:
American Century Investment Management, Inc.
Kansas City, Missouri
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0507                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44208S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant's  board  has  adopted  procedures  by  which  shareholders  may recommend nominees to the board.

The Governance Committee of the board is responsible for identifying, evaluating and  recommending  qualified  candidates  for  election to the board.  While the
Governance  Committee largely considers nominees from searches that it conducts,
the  Committee  will  consider   candidates   submitted  by  shareholders.   Any
shareholder  wishing to submit a  candidate  for  consideration  should send the following information to the Corporate Secretary,  American Century Funds, P. O.
Box 41041, Kansas City, Missouri 64141:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   July 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   July 29, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   July 29, 2005